UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/06

Date of reporting period: 07/31/06

Item 1 - Schedule of Investments

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE +
Real Estate Common Stock (a) - 99.1%
Apartments - 18.4%
American Campus Communities (b)	31,244	$792
Archstone-Smith Trust (b) (c)	770,893	40,449
Avalonbay Communities (b) (c)	274,834	32,133
BRE Properties (b) (c)	85,350	5,005
Camden Property Trust (b) (c)	325,411	24,878
Equity Residential Properties Trust (b) (c)	755,390	35,133
Essex Property Trust (b) (c)	34,940	4,091
Mid-America Apartment Communities (b) (c)	147,412	8,420
Post Properties (b) (c)	80,300	3,855
		154,756

Community Centers - 11.0%
Agree Realty (b) (c)	20,651	689
Developers Diversified Realty (b) (c)	359,807	18,991
Equity One (b)	18,435	403
Federal Realty Investment Trust (b) (c)	104,626	7,591
Kimco Realty (b) (c)	578,344	22,694
Kite Realty Group Trust (b)	405,998	6,265
Regency Centers (b)	466,818	29,932
Saul Centers (b)	154,015	6,145
		92,710

Diversified - 6.6%
Cousins Properties (b) (c)	214,457	6,813
Florida East Coast Industries (c)	273,991	12,834
Forest City Enterprises, Class A (c)	44,881	2,240
Vornado Realty Trust (b) (c)	322,247	33,691
		55,578

Healthcare - 2.9%
Brookdale Senior Living	94,949	4,415
Capital Senior Living (d)	268,387	2,740
Health Care Property Investors (b) (c)	199,814	5,479
Healthcare Realty Trust (b) (c)	71,312	2,360
Sunrise Senior Living (c) (d)	93,122	2,689
Ventas (b) (c)	176,145	6,294
		23,977

Hotels - 8.7%
Equity Inns (b)	214,008	3,375
Hersha Hospitality Trust (b) (c)	328,793	3,035
Hilton Hotels (c)	84,928	2,032
Host Marriott (b) (c)	1,561,379	33,132
LaSalle Hotel Properties (b) (c)	189,705	7,837
Starwood Hotels & Resorts Worldwide (c)	80,041	4,209
Strategic Hotels & Resorts (b)	272,438	5,435
Sunstone Hotel Investors (b) (c)	508,792	14,429
		73,484

Industrials - 10.8%
AMB Property (b)	239,262	12,544
EastGroup Properties (b) (c)	170,944	8,040
First Potomac Realty Trust (b) (c)	558,452	15,799
Prologis (b) (c)	939,085	51,978
PS Business Parks (b)	27,716	1,663
		90,024

Malls - 12.2%
General Growth Properties (b) (c)	479,039	21,864
Macerich (b) (c)	324,095	23,578
Simon Property Group (b) (c)	671,008	57,391
		102,833

Manufactured Homes - 1.2%
Equity Lifestyle Properties (b) (c)	241,309	10,369

Office - 23.5%
BioMed Realty Trust (b) (c)	340,436	10,148
Boston Properties (b) (c)	447,949	43,988
Brookfield Asset Management (c)	29,337	1,218
Brookfield Properties (c)	555,370	18,521
Cogdell Spencer (b) (e)	363,970	6,752
Columbia Equity Trust (b)	345,006	5,234
Corporate Office Properties Trust (b) (c)	243,639	10,964
Duke Realty (b) (c)	119,218	4,442
Equity Office Properties Trust (b) (c)	556,606	21,101
Glenborough Realty Trust (b) (c)	138,047	3,065
Highwoods Properties (b) (c)	123,102	4,584
Kilroy Realty (b) (c)	217,226	16,051
Liberty Property Trust (b) (c)	303,387	14,214
Maguire Properties (b) (c)	43,515	1,628
Reckson Associates Realty (b) (c)	398,070	17,726
SL Green Realty (b) (c)	153,184	17,509
		197,145

Real Estate Service Provider - 0.3%
FirstService (d)	101,094	2,485

Self Storage - 3.5%
Public Storage (b) (c)	289,963	23,281
Sovran Self Storage (b) (c)	119,901	6,195
		29,476

Total Real Estate Common Stock
(Cost $645,866)		825,682

Private Real Estate Companies (a) - 0.0%
Beacon Capital (d) (f) (g)	33,750	34
Newcastle Investment Holdings (d) (f) (g)	35,000	221
Total Private Real Estate Companies
(Cost $588)		255

Short-Term Investment - 1.4%
First American Prime Obligations Fund, Class Z (h)
(Cost $11,792)	11,791,964	11,792

Investments Purchased with Proceeds from Securities Lending (i) - 49.8%
(Cost $418,375)		418,375

Total Investments - 150.3%
(Cost $1,076,621)		1,263,259
Other Assets and Liabilities, Net - (50.3)%		(422,941)
Total Net Assets - 100.0%		$840,318

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held fair valued securities disclosed in footnote (f).
(a)	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks.
(b)
A majority of the fund's total assets will be invested in real estate investment trusts (REITs).  REITs are publicly traded corporations or trusts that invest in residential or commercial real estate.  REITs generally can be divided into three types.  They are equity REITs, mortgage REITs, and hybrid REITs.  Total REIT securities had a market value of $779,454 at July 31, 2006, which is 92.8% of the total net assets.

(c)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $404,981 at July 31, 2006.
(d)	Non-income producing security.
(e)
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine-month period ended July 31, 2006 are as follows:

		Beginning	Purchase	Sales	Ending	Dividend
	Issuer	Cost	Cost	Cost	Cost	Income	Value
	Cogdell Spencer	$8,056	$1,686	$3,417	$6,325	$335	$6,752
(f)	Security is considered illiquid or restricted. As of July 31, 2006, the value of these investments was $255 or 0.0% of total net assets.
(g)	Security is fair valued. As of July 31, 2006, the fair value of these investments was $255 or 0.0% of total net assets.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(i)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper		$ 145,118
	Corporate Obligations		117,905
	Repurchase Agreements		142,479
	Other Short-Term Securities		12,873
	Total		$ 418,375

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

International Fund

DESCRIPTION	SHARES	VALUE+
Common Stocks - 99.0%
Australia - 1.3%
BHP Billiton (a)	1,052,000	$22,387

Belgium - 1.7%
Dexia (a)	670,000	16,407
Fortis (a)	370,600	13,184
		29,591
Brazil - 1.4%
Companhia Vale do Rio Doce - ADR	731,062	16,961
Petroleo Brasileiro S.A. - ADR	71,825	6,599
		23,560
Finland - 1.4%
Nokia Oyj	1,204,770	23,900

France - 12.8%
Axa (a)	793,332	27,362
BNP Paribas (a)	307,089	29,891
Compagnie de Saint-Gobain (a)	385,000	27,492
Imerys (a) (b)	189,400	13,754
Lafarge (a)	211,700	25,609
Sanofi-Aventis (a)	255,100	24,261
Total (a) (b)	1,062,260	72,257
		220,626
Germany - 4.1%
BASF	165,000	13,302
Bayerische Motoren Werke (BMW) (a)	270,800	13,989
Deutsche Post (a)	600,000	14,853
SAP (a)	67,250	12,293
Siemens	211,000	17,032
		71,469
Great Britain - 24.3%
Barclays	2,825,000	33,140
BG Group	1,554,965	20,914
British Land	810,000	20,684
Centrica (b)	2,530,542	13,850
GlaxoSmithKline	1,625,000	44,956
HSBC (a)	3,390,400	61,130
Kingfisher	3,105,000	14,181
Morrison Supermarket	5,315,000	20,304
Royal Bank of Scotland	839,000	27,302
Smith & Nephew	1,781,163	15,338
Standard Chartered	1,013,000	25,622
Tesco	5,838,800	39,210
Vodafone Group (b)	16,727,025	36,324
Wolseley	1,250,000	26,619
WPP Group (b)	1,585,503	18,763
		418,337
Hong Kong - 1.0%
Esprit Holdings	2,275,500	17,307

Ireland - 0.7%
Bank of Ireland	650,000	11,458

Italy - 5.0%
Eni (a)	1,815,800	55,691
Mediaset (a)	802,400	9,102
Unicredito Italiano (a)	2,803,900	21,580
		86,373
Japan - 25.0%
The Bank of Yokohama (a)	1,783,000	14,293
Canon	500,400	24,050
Credit Saison	336,900	14,605
Daikin Industries (a)	430,000	13,878
Fanuc	130,000	10,840
Hirose Electric	63,000	8,122
Honda Motor	464,400	15,312
Hoya (a)	567,000	19,832
Matsushita Electric Industrial	614,000	12,773
Mitsubishi Tokyo Financial Group	2,651	37,460
Mitsubishi	979,800	20,084
Mitsui Fudosan	824,000	17,501
Mizuho Financial Group	2,622	22,024
Nidec (a)	195,700	13,895
Nikko Cordial (a)	900,000	10,731
Nippon Oil	925	7
Nitto Denko (a)	290,200	21,086
Secom	175,000	8,533
Seven & I Holdings (a) (b)	545,600	19,036
Sharp	500,000	8,448
Shin-Etsu Chemical	298,000	17,260
SMC	100,600	12,873
Sumitomo	1,902,000	26,943
Sumitomo Mitsui Financial Group	1,902	20,240
Toyota Motor	366,400	19,368
Yamanouchi Pharmaceutical	538,200	21,407
		430,601
Mexico - 0.3%
Fomento Economico Mexicano - ADR	63,400	5,567

Netherlands - 4.5%
ABN AMRO (a)	502,540	13,911
ING Groep	425,000	17,253
Philips Electronics	487,000	16,081
Reed Elsevier	1,132,124	16,819
Wolters Kluwer	589,700	13,891
		77,955
South Korea - 0.9%
Samsung Electronics	23,830	15,168

Spain - 2.1%
Altadis (a)	270,000	12,779
Banco Bilbano Vizcaya Argentaria (a)	1,106,100	23,511
		36,290
Sweden - 1.3%
Ericsson	7,046,500	22,194

Switzerland - 11.2%
Adecco (a)	247,600	14,407
Holcim (a)	300,000	23,416
Nestle	95,560	31,315
Novartis	570,100	32,384
Roche	183,600	32,675
UBS AG (b)	741,400	40,337
Zurich Financial Services (a)	78,800	17,690
		192,224
Total Common Stocks
(Cost $1,329,527)		1,705,007
Investments Purchased with Proceeds
from Securities Lending (c) - 23.1%
State Street Navigator Prime Fund
(Cost $398,330)	398,330,359	398,330
Total Investments - 122.1%
(Cost $1,727,857)		2,103,337
Other Assets and Liabilities, Net - (22.1)%		(381,721)
Total Net Assets - 100.0%		$1,721,616

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. If events occur that materially affect the value of securities (including non-U.S. securities)
between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in future contracts and American Depository Receipts and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and coverted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. As of July 31, 2006, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $388,934 at July 31, 2006.
(b)	Non-income producing security.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

ADR - American Depository Receipt

At July 31, 2006, sector diversification of the fund was as follows:
	% of
	Net Assets	Value
Foreign Common Stock
Financials*	31.4%	$537,316
Industrials	15.3	265,811
Consumer Discretionary	10.1	176,307
Health Care	9.9	171,021
Materials	9.0	153,775
Information Technology	8.2	139,454
Consumer Staples	6.3	109,175
Energy	5.6	97,061
Telecommunication Services	2.1	36,324
Utilities	1.1	18,763
Total Foreign Common Stock	99.0	1,705,007
Total Investments Purchased with Proceeds from Securities Lending	23.1	398,330
Total Investments	122.1	2,103,337
Other Assets and Liabilities, Net	(22.1)	(381,721)
Net Assets	100%	$1,721,616

*	The fund is significantly invested in this sector and therefore is subject to additional risks.

Schedule of INVESTMENTS July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 95.3%
Consumer Discretionary - 15.8%
Aeropostale (a) (b)	139,295	$3,860
Citi Trends (a) (b)	69,854	2,073
Coldwater Creek (a) (b)	113,570	2,263
Cosi (a) (b)	729,997	3,672
Guitar Center (a) (b)	80,012	3,402
Kuhlman Company (b) (c)	1,408,401	563
Oxford Industries (a)	114,765	4,069
P.F. Chang's China Bistro (a) (b)	145,377	4,395
Scientific Games, Class A (a) (b)	123,895	4,209
Shuffle Master (a) (b)	117,894	3,437
Texas Roadhouse, Class A (a) (b)	402,908	4,359
Volcom (a) (b)	119,905	2,414
WMS Industries (b)	103,671	2,750
		41,466
Energy - 7.4%
Arena Resources (a) (b)	123,732	4,578
Atwood Oceanics (a) (b)	31,598	1,483
Ember Resources (a) (b)	1,266,130	4,274
Hydril (a) (b)	21,371	1,480
Lufkin Industries (a)	28,185	1,748
Oil States International (a) (b)	42,021	1,351
Parallel Petroleum (a) (b)	109,795	2,741
Superior Energy Services (b)	50,484	1,729
		19,384
Financials - 9.0%
BankAtlantic Bancorp, Class A (a)	146,629	2,035
Boston Private Financial Holdings (a)	119,817	3,011
First Potomac Realty Trust	85,360	2,415
Sunstone Hotel Investors (a)	100,720	2,856
SVB Financial (a) (b)	86,403	3,873
Triad Guaranty (b)	56,655	2,826
United Community Banks (a)	109,317	3,448
Waddell & Reed Financial, Class A (a)	137,315	2,989
		23,453
Healthcare - 18.1%
ArthroCare (a) (b)	65,648	2,891
Chemed (a)	100,248	3,687
Durect (a) (b)	589,067	1,856
ev3 (a) (b)	141,487	2,371
Horizon Health (a) (b)	240,780	3,173
Human Genome Sciences (a) (b)	298,305	2,897
ICOS (a) (b)	144,004	3,289
Immucor (b)	246,050	4,899
Integra LifeSciences (a) (b)	73,271	2,701
Keryx Biopharmaceuticals (a) (b)	192,990	2,219
Kyphon (a) (b)	134,460	4,580
Myriad Genetics (a) (b)	80,670	1,986
Pediatrix Medical Group (b)	85,089	3,608
Salix Pharmaceuticals (b)	256,288	2,614
Techne (b)	53,815	2,674
United Therapeutics (a) (b)	33,137	1,965
		47,410
Industrials - 15.1%
Advisory Board (a) (b)	64,491	2,988
AMETEK	85,165	3,613
ASV (a) (b)	158,214	2,414
DRS Technologies (a)	87,699	4,060
ESCO Technologies (a) (b)	51,420	2,709
Labor Ready (b)	164,310	2,680
McGrath Rentcorp	107,688	2,910
Mobile Mini (a) (b)	81,739	2,503
Mueller Water Products, Class A (a) (b)	168,018	2,663
Navigant Consulting (a) (b)	135,399	2,583
RBC Bearings (b)	150,285	3,354
Resources Connection (b)	138,973	3,291
WESCO International (a) (b)	66,247	3,859
		39,627
Information Technology (d) - 29.9%
Agere Systems (a) (b)	226,331	3,295
aQuantive (a) (b)	154,286	3,163
ATMI (a) (b)	131,007	3,481
Avocent (a) (b)	147,704	3,778
Cymer (b)	71,659	2,803
Embarcadero Technologies (b)	906,927	5,333
Emulex (a) (b)	396,542	5,904
Forrester Research (b)	96,442	2,575
Hutchinson Technology (a) (b)	165,818	2,993
International DisplayWorks (a) (b)	665,361	3,167
Ixia (a) (b)	465,780	4,318
Kanbay International (a) (b)	293,259	4,252
Kronos (b)	105,650	3,065
Microsemi (b)	137,100	3,469
Orbotech (b)	62,840	1,355
Plantronics (a)	174,914	2,722
PMC-Sierra (a) (b)	506,871	2,590
Polycom (a) (b)	171,750	3,813
Quest Software (a) (b)	266,314	3,640
Semtech (a) (b)	203,813	2,629
Silicon Motion Technology - ADR (b)	197,241	2,639
STATS ChipPAC - ADR (a) (b)	435,704	2,462
THQ (a) (b)	104,671	2,375
Tridium, Class B, Escrow Shares (b) (e) (f)	278,500	86
Varian Semiconductor Equipment Associates (a) (b)	70,892	2,247
VideoPropulsion (b) (e) (f)	784,710	-
		78,154
Total Common Stocks
(Cost $274,989)		249,494

Warrants - 0.0%
Hollis-Eden Pharmaceuticals Warrants (b)	70,545	107
Kuhlman Company Warrants (b) (c) (e) (f)	281,680	-
Total Warrants
(Cost $434)		107

Short -Term Investment - 3.6%
First American Prime Obligations Fund, Class Z (g)
(Cost $9,526)	9,525,803	9,526

Investments Purchased with Proceeds
from Securities Lending (h) - 40.5%
(Cost $106,028)		106,028

Total Investments - 139.4%
(Cost $390,977)		365,155
Other Assets and Liabilities, Net - (39.4)%		(103,236)
Total Net Assets - 100.0%		$261,919

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held fair valued securities disclosed in footnote (f).

(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $99,850 at July 31, 2006.
(b)	Non-income producing security.
(c)	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the funds holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine-month period ended July 31, 2006 are as follows:

		Beginning	Purchase	Sales	Ending	Dividend
	Issuer	Cost	Cost	Cost	Cost	Income	Value
	Kuhlman Company	$-	$3,008	$87	$2,921	-	$563
	Kuhlman Company Warrants	-	273	-	273	-	-
(d)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(e)	Security considered illiquid or restricted. As of July 31, 2006, the market value of these investments was $86 or 0.0% of total net assets.
(f)	Security is fair valued. As of July 31, 2006, the fair value of these investments was $86 or 0.0% of total net assets.
(g)	Investment in affiated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

	As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper		$ 36,777
	Corporate Obligations		29,880
	Repurchase Agreements		36,108
	Other Short-Term Securities		3,263
	Total		$ 106,028

	ADR - American Depository Receipt

Schedule of INVESTMENTS July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund

DESCRIPTION	SHARES	VALUE +
Common Stocks - 97.3%
Consumer Discretionary - 13.3%
Cheesecake Factory (a) (b)	164,482	$3,758
Children's Place Retail Stores (a) (b)	203,712	11,371
Christopher & Banks (a)	436,870	12,315
GSI Commerce (a) (b)	373,602	4,797
Interface, Class A (a) (b)	740,784	9,089
Nautilus Group (a)	1,317,030	16,542
P.F. Chang's China Bistro (a) (b)	266,549	8,058
PETCO Animal Supplies (a) (b)	222,335	6,241
RARE Hospitality International (a) (b)	234,414	6,165
Ruth's Chris Steak House (b)	254,299	4,514
Scientific Games, Class A (b)	355,248	12,068
Station Casinos (a)	125,403	6,880
Tween Brands (b)	164,769	6,133
WCI Communities (a) (b)	313,513	4,925
		112,856
Consumer Staples - 2.0%
Reddy Ice Holdings (a)	207,117	4,615
Reliv International (a)	454,247	4,406
USANA Health Sciences (a) (b)	187,308	8,307
		17,328
Energy - 7.5%
Arena Resources (a) (b)	62,405	2,309
Brigham Exploration (b)	571,928	4,106
Compton Petroleum (a) (b)	628,017	8,324
Comstock Resources (a) (b)	295,906	8,706
Helix Energy Solutions Group (a) (b)	254,438	9,921
Hydril (a) (b)	73,601	5,098
St. Mary Land & Exploration (a)	170,784	7,344
Tesoro Petroleum (a)	130,320	9,748
Western Refining	194,624	4,474
W-H Energy Services (a) (b)	67,082	3,691
		63,721
Financials - 19.8%
Affiliated Managers Group (a) (b)	135,465	12,402
AmerUs Group, Class A (a)	62,299	4,180
BioMed Realty Trust (a)	227,916	6,794
CoBiz (a)	118,943	2,791
Columbia Banking System	153,273	4,787
Cullen/Frost Bankers	267,764	15,723
Dime Community Bancshares (a)	392,826	5,488
East West Bancorp (a)	277,343	11,191
First Financial Bankshares (a)	93,034	3,570
First Potomac Realty Trust (a)	319,498	9,039
First Republic Bank - California (a)	290,435	12,352
Independent Bank (a)	245,480	8,324
Kite Realty Group Trust	450,035	6,944
Lasalle Hotel Properties (a)	107,590	4,444
Maguire Properties (a)	186,706	6,985
Newcastle Investment (a)	215,269	5,530
NorthStar Realty Finance	338,632	4,084
Platinum Underwriters Holdings (a)	370,719	10,488
SL Green Realty	153,402	17,534
Thomas Weisel Partners Group (a) (b)	307,325	4,622
Umpqua Holdings (a)	245,686	6,410
Winston Hotels	314,923	3,873
		167,555
Healthcare - 12.9%
Alkermes (a) (b)	173,158	2,971
Caliper Life Sciences (a) (b)	305,500	1,292
Computer Programs & Systems	8,750	323
Curis (a) (b)	833,205	950
DJ Orthopedics (a) (b)	305,524	12,059
FoxHollow Technologies (a) (b)	182,982	4,756
Healthways (a) (b)	184,194	9,895
Hologic (b)	42,191	1,895
Horizon Health (a) (b)	256,677	3,383
Human Genome Sciences (a) (b)	305,340	2,965
ICU Medical (a) (b)	239,144	9,991
Immucor (b)	437,456	8,710
ImmunoGen (a) (b)	679,878	2,046
Medarex (a) (b)	188,177	1,760
Merge Technologies (a) (b)	107,358	762
Neurocrine Biosciences (a) (b)	70,364	651
Pediatrix Medical Group (a) (b)	390,990	16,578
Salix Pharmaceuticals (b)	302,467	3,085
Senomyx (a) (b)	335,084	4,695
Sierra Health Services (a) (b)	146,558	6,328
SonoSite (a) (b)	55,819	1,802
SurModics (a) (b)	213,837	7,645
Vertex Pharmaceuticals (a) (b)	145,091	4,863
		109,405
Industrials - 15.4%
Acuity Brands (a)	203,631	8,905
AirTran Holdings (a) (b)	752,309	9,434
AMETEK	244,462	10,370
ASV (a) (b)	439,904	6,713
CLARCOR (a)	111,763	3,177
CRA International (a) (b)	201,504	9,110
Energy Conversion Devices (a) (b)	62,479	2,102
ESCO Technologies (a) (b)	133,155	7,016
J.B. Hunt Transport Services (a)	253,149	5,207
Kennametal	77,804	4,143
KVH Industries (a) (b) (c)	351,379	4,203
Labor Ready (a) (b)	675,543	11,018
Lennox International	345,181	7,874
Manitowoc	140,341	5,510
NCI Building Systems (a) (b)	156,549	7,317
Power-One (a) (b)	1,753,341	11,081
Steelcase, Class A (a)	373,162	5,482
Timken (a)	184,356	5,936
WESCO International (a) (b)	103,327	6,019
		130,617
Information Technology - 21.3%
Advanced Analogic Technologies (b)	329,222	3,098
Aeroflex (b)	477,076	4,838
BISYS Group (b)	1,364,711	16,759
Cogent (a) (b)	376,069	5,321
Digital River (a) (b)	169,244	7,589
Digitas (a) (b)	1,141,557	9,418
Embarcadero Technologies (b)	903,804	5,314
Entegris (a) (b)	1,851,385	17,496
F5 Networks (a) (b)	172,533	7,995
FormFactor (a) (b)	76,163	3,265
Harmonic (a) (b)	1,377,985	6,959
Hutchinson Technology (a) (b)	367,894	6,640
Hyperion Solutions (b)	293,993	9,161
Ituran Location and Control	239,861	3,461
M-Systems Flash Disk Pioneers (a) (b)	358,416	12,903
Opsware (a) (b)	424,359	2,949
Packeteer (a) (b)	267,181	2,445
Polycom (a) (b)	267,900	5,947
Progress Software (b)	152,033	3,440
Silicon Image (a) (b)	803,859	8,505
Stellent	848,464	7,976
Stratasys (a) (b)	168,553	4,662
Stratex Networks (a) (b)	1,300,895	4,566
Tessera Technologies (a) (b)	140,496	4,421
TIBCO Software (b)	811,967	6,463
Trident Microsystems (a) (b)	411,304	7,083
WebEx Communications (a) (b)	71,439	2,449
		181,123
Materials - 4.1%
Albemarle	243,758	12,290
Century Aluminum (a) (b)	192,684	5,948
Hercules (a) (b)	364,586	5,068
Schnitzer Steel Industries, Class A (a)	211,142	7,158
Texas Industries (a)	95,400	4,711
		35,175
Telecommunication Services - 0.5%
General Communication, Class A (b)	345,023	4,116

Utilities - 0.5%
NSTAR (a)	121,534	3,788
Westar Energy (a)	13,487	312
		4,100
Total Common Stocks
(Cost $774,117)		825,996

Short -Term Investment - 2.5%
First American Prime Obligations Fund, Class Z (d)
(Cost $21,320)	21,320,050	21,320

Investments Purchased with Proceeds
from Securities Lending (e) - 41.8%
(Cost $354,435)		354,435

Total Investments - 141.6%
(Cost $1,149,872)		1,201,751
Other Assets and Liabilities, Net - (41.6)%		(353,306)
Total Net Assets - 100.0%		$848,445

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $341,478 at July 31, 2006.
(b)	Non-income producing security.
(c)	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine-month period ended July 31, 2006 are as follows:
		Beginning	Purchase	Sales	Ending	Dividend
	Issuer	Cost	Cost	Cost	Cost	Income	Value
	KVH Industries	$8,072	$188	$4,849	$3,411	$-	$4,203
(d)	Investment in affiated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper		$ 122,940
	Corporate Obligations		99,885
	Repurchase Agreements		120,704
	Other Short-Term Securities		10,906
	Total		$ 354,435

Schedule of INVESTMENTS July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Small Cap Value Fund

DESCRIPTION	SHARES	VALUE +
Common Stocks - 97.2%
Consumer Discretionary - 12.7%
Aeropostale (a) (b)	191,995	$5,320
Ameristar Casinos (a)	216,274	4,077
Callaway Golf (a)	283,221	3,583
Dominos Pizza (a)	129,982	2,956
Ethan Allen Interiors (a)	115,652	4,316
Interface, Class A (a) (b)	441,911	5,422
Men's Wearhouse	96,309	2,996
Nautilus Group (a)	286,586	3,599
P.F. Chang's China Bistro (a) (b)	58,738	1,776
PETCO Animal Supplies (a) (b)	208,627	5,856
Polaris Industries (a)	113,169	4,325
Select Comfort (b)	49,070	989
Wolverine World Wide (a)	234,784	5,973
		51,188
Consumer Staples - 1.9%
Nu Skin Enterprises, Class A	292,106	4,176
Ralcorp Holdings (a) (b)	81,566	3,400
		7,576
Energy - 5.7%
Brigham Exploration (b)	352,041	2,528
Cimarex Energy (a)	113,613	4,639
Global Industries (b)	243,587	4,063
Penn Virginia (a)	51,026	3,483
Swift Energy (a) (b)	55,777	2,677
Veritas DGC (b)	36,112	2,067
Warrior Energy (b)	73,564	1,592
Whiting Petroleum (a) (b)	45,309	2,116
		23,165
Financials (c) - 33.7%
Alabama National BanCorporation (a)	68,384	4,633
Boston Private Financial (a)	140,622	3,534
Capitol Bancorp	149,952	5,983
CBL & Associates Properties (a)	103,370	4,048
Citizens Banking (a)	176,374	4,478
Cowen Group (a) (b)	68,889	1,059
Delphi Financial Group, Class A (a)	136,095	5,184
First Midwest Bancorp (a)	145,969	5,211
First Niagara Financial Group	366,520	5,362
First Potomac Realty Trust	154,830	4,380
First Republic Bank - California (a)	102,447	4,357
FPIC Insurance Group (a) (b)	128,550	4,968
Frontier Financial (a)	124,732	4,818
Home Bancshares (b)	74,112	1,616
Independent Bank (a)	146,220	4,958
Knight Capital Group, Class A (a) (b)	139,509	2,308
Lasalle Hotel Properties (a)	47,586	1,966
Mercantile Bank (a)	106,716	4,375
Mid-America Apartment Communities (a)	56,049	3,202
Newcastle Investment (a)	206,986	5,318
Ohio Casualty	44,999	1,166
Pennsylvania (a)	50,911	2,005
PFF Bancorp (a)	136,690	5,133
Platinum Underwriters Holdings (a)	125,700	3,556
Provident Bankshares (a)	130,740	4,807
PS Business Parks (a)	58,661	3,520
Reckson Associates Realty (a)	86,762	3,864
Redwood Trust (a)	94,730	4,507
Selective Insurance Group (a)	94,149	4,802
Sterling Bancshares	179,724	3,521
Strategic Hotels & Resorts (a)	202,865	4,047
Triad Guaranty (a) (b)	82,987	4,139
Waddell & Reed Financial, Class A (a)	241,544	5,258
Windrose Medical Properties Trust	268,910	3,993
		136,076
Healthcare - 6.9%
CNS	225,658	5,127
Horizon Health (a) (b)	103,267	1,361
Perrigo (a)	330,090	5,229
Sierra Health Services (b)	66,443	2,869
STERIS	191,590	4,439
Tanox (a) (b)	105,012	1,497
Varian (a) (b)	116,740	5,251
Vertex Pharmaceuticals (a) (b)	58,110	1,948
		27,721
Industrials - 12.2%
Acuity Brands (a)	94,110	4,115
AMETEK	66,938	2,840
Arkansas Best (a)	54,992	2,443
Armor Holdings (a) (b)	65,064	3,361
Banta (a)	59,745	2,111
Brady, Class A (a)	101,350	3,422
Crane (a)	105,351	4,045
ESCO Technologies (a) (b)	69,287	3,651
G&K Services, Class A	59,035	1,992
Genlyte Group (a) (b)	29,893	2,079
Labor Ready (a) (b)	156,482	2,552
Moog, Class A (b)	111,250	3,859
Regal-Beloit	35,382	1,407
Toro (a)	46,128	1,910
Trinity Industries (a)	74,145	2,478
URS (b)	100,240	3,970
WESCO International (a) (b)	53,011	3,088
		49,323
Information Technology - 13.8%
AMIS Holdings (b)	107,982	1,013
BISYS Group (b)	680,940	8,362
Emulex (a) (b)	203,451	3,029
Entegris (a) (b)	299,546	2,831
Fairchild Semiconductor International (a) (b)	196,099	3,208
Hutchinson Technology (a) (b)	181,224	3,271
Hypercom (a) (b)	407,403	3,830
NETGEAR (a) (b)	175,414	3,394
Palm (a) (b)	129,879	1,937
Plantronics (a)	194,617	3,028
Polycom (a) (b)	252,883	5,614
Progress Software (a) (b)	150,364	3,403
Rudolph Technologies (b)	120,894	1,682
Silicon Image (a) (b)	322,985	3,417
Skyworks Solutions (a) (b)	373,443	1,639
TIBCO Software (b)	502,047	3,996
Transaction Systems Architects (b)	58,369	2,161
		55,815
Materials - 5.5%
Albemarle (a)	72,532	3,657
Arch Chemicals (a)	102,091	3,618
Commercial Metals	179,231	4,067
Hercules (a) (b)	288,080	4,004
Steel Dynamics (a)	60,195	3,493
Texas Industries (a)	65,923	3,255
		22,094
Telecommunication Services - 0.8%
Cincinnati Bell (b)	795,476	3,190

Utilities - 4.0%
Black Hills (a)	146,615	5,253
New Jersey Resources (a)	104,612	5,223
Westar Energy (a)	237,029	5,476
		15,952
Total Common Stocks
(Cost $359,469)		392,100

Short -Term Investment - 2.8%
First American Prime Obligations Fund, Class Z (d)
(Cost $11,259)	11,258,601	11,259

Investments Purchased with Proceeds
from Securities Lending (e) - 41.0%
(Cost $165,506)		165,506

Total Investments - 141.0%
(Cost $536,234)		568,865
Other Assets and Liabilities, Net - (41.0)%		(165,569)
Total Net Assets - 100.0%		$403,296

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $159,098 at July 31, 2006.
(b)	Non-income producing security.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper	$ 57,408
	Corporate Obligations	46,642
	Repurchase Agreements	56,364
	Other Short-Term Securities	5,092
	Total	$ 165,506

Schedule of INVESTMENTS July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Small-Mid Cap Core Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 99.3%
Consumer Discretionary - 14.3%
Autoliv	24,181	$1,358
BorgWarner (a)	17,924	1,075
Christopher & Banks	60,184	1,697
Circuit City Stores	47,129	1,155
Coldwater Creek (a) (b)	68,217	1,360
Darden Restaurants (a)	26,569	898
Dollar Tree Stores (a) (b)	58,979	1,569
Ethan Allen Interiors (a)	20,702	773
Interface, Class A (b)	136,628	1,676
Polaris Industries (a)	16,730	639
Scientific Games, Class A (a) (b)	32,631	1,108
WCI Communities (a) (b)	57,480	903
		14,211
Consumer Staples - 1.5%
Corn Products International	45,868	1,526

Energy - 7.7%
Global Industries (b)	52,017	868
Hydril (a) (b)	18,430	1,277
Newfield Exploration (a) (b)	35,200	1,633
St. Mary Land & Exploration (a)	18,240	784
Tesoro Petroleum (a)	16,170	1,209
Veritas DGC (a) (b)	32,487	1,860
		7,631
Financials - 16.9%
Ambac Financial Group (a)	6,670	554
Astoria Financial (a)	33,421	994
CBL & Associates Properties	15,624	612
City National	12,901	861
Cullen/Frost Bankers	32,190	1,890
First Midwest Bancorp (a)	13,200	471
LaSalle Hotel Properties (a)	24,124	997
Maguire Properties (a)	16,005	599
MGIC Investment (a)	17,080	972
Newcastle Investment	64,080	1,646
PMI Group (a)	39,363	1,671
Reckson Associates Realty (a)	25,318	1,127
Redwood Trust (a)	27,052	1,287
Selective Insurance Group	11,860	605
SL Green Realty (a)	7,453	852
W.R. Berkley	45,986	1,656
		16,794
Healthcare - 11.6%
CNS	50,383	1,145
Endo Pharmaceuticals (b)	42,532	1,322
Immucor (b)	99,892	1,989
Kyphon (a) (b)	27,810	947
Pediatrix Medical Group (b)	39,840	1,689
PerkinElmer	93,616	1,688
Sierra Health Services (a) (b)	44,470	1,920
SurModics (a) (b)	24,200	865
		11,565
Industrials - 19.6%
AMETEK	28,970	1,229
Armor Holdings (a) (b)	26,553	1,372
Dun & Bradstreet (a) (b)	22,580	1,507
ESCO Technologies (b)	20,390	1,074
Kennametal	29,028	1,546
L-3 Communications Holdings	13,739	1,012
Labor Ready (b)	33,304	543
Lennox International	23,738	541
Monster Worldwide (b)	28,255	1,130
Moog, Class A (b)	27,835	966
MSC Industrial Direct, Class A	14,613	603
Navigant Consulting (a) (b)	49,580	946
Precision Castparts	15,580	929
Republic Services	39,448	1,584
Steelcase, Class A (a)	66,399	975
Toro (a)	45,040	1,865
WESCO International (a) (b)	29,468	1,717
		19,539
Information Technology - 17.8%
Amphenol, Class A (a)	15,103	847
Arrow Electronics (b)	46,000	1,300
Autodesk (b)	25,077	855
BISYS Group (b)	104,655	1,285
Emulex (b)	59,949	893
Fairchild Semiconductor International (a) (b)	78,966	1,292
Hyperion Solutions (b)	33,495	1,044
Ixia (b)	53,280	494
MEMC Electronic Materials (a) (b)	29,185	888
Microchip Technology	14,330	462
National Semiconductor (a)	49,205	1,144
Packeteer (b)	106,889	978
Polycom (a) (b)	99,280	2,204
Quest Software (a) (b)	75,280	1,029
Red Hat (a) (b)	53,430	1,265
Varian Semiconductor Equipment Associates (a) (b)	19,425	616
WebEx Communications (a) (b)	31,530	1,081
		17,677
Materials - 5.1%
Ashland	15,089	1,004
Commercial Metals	44,920	1,019
Packaging Corporation of America	25,100	576
Steel Dynamics (a)	20,191	1,171
Texas Industries (a)	27,240	1,345
		5,115
Telecommunication Services - 1.8%
American Tower, Class A (a) (b)	30,753	1,039
CenturyTel (a)	18,583	717
		1,756
Utilities - 3.0%
NSTAR (a)	25,286	788
Westar Energy (a)	47,900	1,107
Wisconsin Energy	25,425	1,073
		2,968
Total Common Stocks
(Cost $96,952)		98,782

Short -Term Investment - 0.8%
First American Prime Obligations Fund, Class Z (c)
(Cost $760)	760,367	760

Investments Purchased with Proceeds
from Securities Lending (d) - 42.9%
(Cost $42,640)		42,640

Total Investments - 143.0%
(Cost $140,352)		142,182
Other Assets and Liabilities, Net - (43.0)%		(42,713)
Total Net Assets - 100.0%		$99,469

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $41,399 at July 31, 2006.

(b)	Non-income producing security.
(c)	Investment in affiated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

	As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper	$ 14,790
	Corporate Obligations	12,017
	Repurchase Agreements	14,521
	Other Short-Term Securities	1,312
	Total	$ 42,640

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+
Common Stocks - 98.2%
Consumer Discretionary - 14.3%
Circuit City Stores (a)	722,911	$17,711
Coldwater Creek (a) (b)	1,422,950	28,359
Harman International Industries (a)	208,821	16,747
Harrah's Entertainment (a)	314,550	18,908
Newell Rubbermaid	171,422	4,519
Nordstrom	336,724	11,550
Omnicom Group	127,680	11,301
Panera Bread, Class A (a) (b)	127,280	6,658
Scientific Games, Class A (a) (b)	1,244,587	42,279
Station Casinos (a)	270,238	14,825
Texas Roadhouse, Class A (a) (b)	1,514,263	16,384
TJX (a)	733,966	17,887
Yum! Brands	316,080	14,224
		221,352
Consumer Staples - 1.4%
Corn Products International	630,509	20,971

Energy - 9.6%
BJ Services (a)	217,004	7,871
Cameron International (a) (b)	475,241	23,957
Chesapeake Energy (a)	627,950	20,659
Newfield Exploration (a) (b)	463,296	21,488
Smith International (a)	540,082	24,071
Valero Energy	197,276	13,302
VeraSun Energy (a) (b)	47,615	1,167
Weatherford International (a) (b)	397,211	18,605
XTO Energy (a)	369,547	17,365
		148,485
Financials - 11.5%
AllianceBernstein Holding	326,302	21,210
Bear Stearns (a)	201,143	28,536
Calamos Asset Management (a)	378,664	10,228
Chicago Mercantile Exchange (a)	19,027	8,775
CIT Group	363,340	16,681
ICICI Bank - ADR	714,334	18,658
Northern Trust (a)	416,779	23,798
PMI Group (a)	449,477	19,085
TD Ameritrade (a)	1,155,248	18,923
W.R. Berkley	352,614	12,694
		178,588
Healthcare - 19.0%
Caremark Rx (a)	455,704	24,061
Coventry Health Care (b)	241,689	12,737
DENTSPLY International	1,047,108	32,775
Endo Pharmaceuticals (b)	581,292	18,061
Fisher Scientific International (a) (b)	312,300	23,145
Health Net (b)	338,695	14,215
Healthways (a) (b)	291,592	15,664
Henry Schein (a) (b)	449,531	21,312
Humana (b)	252,575	14,127
Immucor (a) (b)	485,004	9,656
PerkinElmer	890,579	16,057
Quest Diagnostics (a)	520,374	31,285
Sierra Health Services (a) (b)	337,041	14,553
Thermo Electron (a) (b)	1,255,870	46,480
		294,128
Industrials - 18.2%
Dun & Bradstreet (a) (b)	645,170	43,046
Joy Global (a)	323,476	12,137
L-3 Communications Holdings	339,137	24,977
Monster Worldwide (b)	1,073,313	42,932
MSC Industrial Direct, Class A	277,616	11,446
Precision Castparts	480,620	28,669
Republic Services (a)	678,015	27,229
Rockwell Automation (a)	369,987	22,932
Rockwell Collins	318,205	16,983
Roper Industries (a)	511,200	23,106
Toro (a)	351,850	14,570
UTi Worldwide (a)	566,516	13,200
		281,227
Information Technology - 21.3%
Adobe Systems (a) (b)	401,805	11,455
Amphenol, Class A	602,640	33,796
Autodesk (b)	695,782	23,733
Citrix Systems (a) (b)	496,939	15,788
Cognizant Technology Solutions (a) (b)	281,904	18,462
Cognos (a) (b)	302,240	9,445
Electronic Data Systems	980,926	23,444
Entegris (a) (b)	1,002,393	9,473
F5 Networks (a) (b)	163,050	7,556
Freescale Semiconductor, Class A (a) (b)	341,810	9,786
Freescale Semiconductor, Class B (b)	269,240	7,679
Hyperion Solutions (b)	530,365	16,526
Lam Research (a) (b)	257,937	10,728
MEMC Electronic Materials (a) (b)	1,020,780	31,052
Microchip Technology	753,580	24,310
National Semiconductor (a)	716,401	16,663
Paychex (a)	837,277	28,618
Red Hat (a) (b)	477,152	11,299
Tellabs (a) (b)	981,798	9,229
Trident Microsystems (a) (b)	609,990	10,504
		329,546
Telecommunication Services - 2.9%
American Tower, Class A (a) (b)	1,315,745	44,472
Total Common Stocks
(Cost $1,304,675)		1,518,769

Short-Term Investment - 1.4%
First American Prime Obligations Fund, Class Z (c)
(Cost $21,623)	21,622,728	21,623
Investments Purchased with Proceeds
from Securities Lending (d) - 38.4%
(Cost $593,206)		593,206
Total Investments - 138.0%
(Cost $1,919,504)		2,133,598
Other Assets and Liabilities, Net - (38.0)%		(587,075)
Total Net Assets - 100.0%		$1,546,523

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $576,098 at July 31, 2006.
(b)	Non-income producing security
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral invested was as follows:
	Commercial Paper	$ 205,760
	Corporate Obligations	167,175
	Repurchase Agreements	202,018
	Other Short-Term Securities	18,253
	Total	$ 593,206

ADR -	American Depository Receipt

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE+
Common Stocks - 96.5%
Consumer Discretionary - 14.8%
Autoliv	148,909	$8,364
Black & Decker (a)	120,111	8,469
BorgWarner (a)	151,570	9,094
Darden Restaurants (a)	214,948	7,265
Dollar Tree Stores (a) (b)	382,811	10,183
Ford Motor (a)	704,995	4,702
Fortune Brands	230,678	16,729
Harrah's Entertainment (a)	191,604	11,517
J.C. Penney (a)	181,622	11,435
Mattel	509,521	9,192
Office Depot (b)	197,493	7,120
Pulte Homes (a)	349,243	9,953
Sherwin-Williams (a)	160,048	8,099
		122,122
Consumer Staples - 5.6%
Corn Products International	291,745	9,703
Kroger	778,260	17,846
Molson Coors Brewing (a)	93,980	6,715
Pepsi Bottling (a)	367,642	12,224
		46,488
Energy - 7.2%
BJ Services (a)	164,719	5,974
GlobalSantaFe (a)	204,889	11,255
Hess (a)	213,771	11,309
Kerr-McGee	88,269	6,196
Newfield Exploration (b)	164,751	7,641
Noble Energy (a)	220,043	11,136
Tesoro Petroleum (a)	82,525	6,173
		59,684
Financials (c) - 30.8%
ACE	162,793	8,389
Ambac Financial Group (a)	168,316	13,989
AON (a)	388,689	13,305
Astoria Financial (a)	336,964	10,025
Bear Stearns (a)	116,370	16,509
Boston Properties (a)	133,573	13,117
Brookfield Properties (a)	201,512	6,720
Camden Property Trust (a)	92,695	7,086
CIT Group	310,075	14,236
City National	130,192	8,685
Comerica	89,935	5,266
Cullen/Frost Bankers (a)	191,845	11,265
Developers Diversified Realty (a)	201,250	10,622
Genworth Financial, Class A (a)	233,422	8,006
KeyCorp	374,676	13,826
Marshall & Ilsley (a)	351,187	16,495
MGIC Investment (a)	213,343	12,141
Northern Trust	185,490	10,591
PMI Group (a)	199,296	8,462
Prologis (a)	118,393	6,553
StanCorp Financial Group	171,391	7,385
TD Ameritrade	487,764	7,990
Vornado Realty Trust (a)	95,447	9,979
W.R. Berkley	365,385	13,154
		253,796
Healthcare - 4.3%
CIGNA (a)	105,130	9,593
Community Health Systems (a) (b)	356,529	12,928
Health Net (b)	145,594	6,110
PerkinElmer	392,496	7,077
		35,708
Industrials - 8.9%
American Standard (a)	267,312	10,326
Armor Holdings (a) (b)	213,844	11,047
CSX (a)	195,381	11,856
Eaton	217,812	13,962
Joy Global (a)	103,140	3,870
Kennametal	166,471	8,865
Republic Services	331,460	13,311
		73,237
Information Technology - 7.4%
Amphenol, Class A	162,414	9,108
Arrow Electronics (a) (b)	399,450	11,288
Electronic Data Systems	495,573	11,844
Freescale Semiconductor, Class B (b)	494,277	14,097
Harris (a)	185,500	8,450
Xerox (a) (b)	462,183	6,512
		61,299
Materials - 6.3%
Ashland	170,943	11,370
Commercial Metals	178,464	4,049
Packaging Corporation of America	576,461	13,218
Rohm & Haas (a)	262,807	12,121
Sonoco Products (a)	343,563	11,176
		51,934
Utilities - 11.2%
Atmos Energy (a)	297,643	8,563
Constellation Energy	261,381	15,136
Edison International	376,694	15,588
Entergy	113,760	8,771
PG&E (a)	190,760	7,951
PPL (a)	482,410	16,412
Sempra Energy (a)	178,541	8,616
Wisconsin Energy	268,355	11,325
		92,362
Total Common Stocks
(Cost $697,247)		796,630

Short-Term Investment - 3.4%
First American Prime Obligations Fund, Class Z (d)
(Cost $28,202)	28,201,590	28,202
Investments Purchased with Proceeds
from Securities Lending (e) - 38.4%
(Cost $317,519)		317,519
Total Investments - 138.3%
(Cost $1,042,968)		1,142,351
Other Assets and Liabilities, Net - (38.3)%		(316,567)
Total Net Assets - 100.0%		$825,784

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $307,284 at July 31, 2006.
(b)	Non-income producing security
(c)	The fund significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral invested was as follows:
	Commercial Paper	$ 110,135
	Corporate Obligations	89,482
	Repurchase Agreements	108,132
	Other Short-Term Securities	9,770
	Total	$ 317,519

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE +
Common Stocks - 99.0%
Consumer Discretionary - 11.9%
Circuit City Stores (a)	186,089	$4,559
Comcast, Class A (b)	375,416	12,907
Harrah's Entertainment (a)	172,245	10,354
J.C. Penney	71,360	4,493
Lowe's (a)	993,008	28,152
Nordstrom (a)	195,262	6,697
Omnicom Group	75,037	6,642
Starbucks (a) (b)	284,483	9,746
Station Casinos (a)	92,503	5,075
Target (a)	191,179	8,779
Yum! Brands	238,804	10,746
		108,150
Consumer Staples - 13.0%
Altria Group	193,951	15,510
Coca-Cola	144,349	6,424
Colgate-Palmolive	135,407	8,032
PepsiCo	494,769	31,358
Procter & Gamble	227,238	12,771
Walgreen (a)	278,360	13,022
Wal-Mart Stores	680,319	30,274
		117,391
Energy - 5.6%
Apache	160,528	11,313
EOG Resources	62,762	4,654
Exxon Mobil (a)	203,292	13,771
Halliburton	146,444	4,885
Schlumberger	74,259	4,964
Valero Energy	162,328	10,946
		50,533
Financials - 11.2%
Allstate	194,730	11,064
American Express	494,930	25,766
American International Group	263,010	15,957
CIT Group	99,431	4,565
Goldman Sachs Group (a)	98,440	15,037
ICICI Bank, ADR	388,656	10,152
PMI Group (a)	160,998	6,836
TD Ameritrade (a)	84,100	1,377
Wells Fargo	143,090	10,351
		101,105
Healthcare - 14.7%
Alcon (a) (b)	72,309	7,984
Amgen (a) (b)	277,838	19,376
Baxter International	438,191	18,404
Caremark Rx (a)	353,352	18,657
Genentech (a) (b)	74,338	6,008
Henry Schein (a) (b)	157,923	7,487
Medtronic (a)	430,442	21,746
Novartis AG, ADR (a)	181,372	10,197
UnitedHealth Group	198,093	9,475
Wellpoint (b)	185,785	13,841
		133,175
Industrials - 17.0%
Boeing (a)	131,335	10,168
Danaher (a)	150,374	9,804
Dun & Bradstreet (a) (b)	133,500	8,907
Fastenal (a)	352,186	12,527
General Electric	1,419,395	46,400
Illinois Tool Works	220,961	10,105
L-3 Communications Holdings	92,886	6,841
Precision Castparts	179,464	10,705
Rockwell Automation (a)	134,970	8,366
Rockwell Collins	150,502	8,032
United Technologies (a)	353,450	21,981
		153,836
Information Technology - 21.1%
Amphenol, Class A (a)	288,580	16,183
Apple Computer (b)	127,765	8,683
Autodesk (b)	279,975	9,550
Corning (b)	683,303	13,031
Google, Class A (b)	60,856	23,527
Hewlett-Packard	701,568	22,387
MEMC Electronic Materials (a) (b)	175,331	5,333
Microchip Technology (a)	353,458	11,402
Microsoft	594,332	14,282
Motorola	642,390	14,621
Paychex (a)	337,735	11,544
QUALCOMM	362,354	12,777
Red Hat (a) (b)	217,053	5,140
Texas Instruments (a)	754,334	22,464
		190,924
Materials - 1.2%
Rio Tinto PLC, ADR (a)	53,821	11,243

Telecommunication Services - 3.3%
ALLTEL	116,083	6,404
America Movil, Series L, ADR (a)	223,591	8,000
American Tower, Class A (a) (b)	422,577	14,283
Windstream	120,021	1,504
		30,191
Total Common Stocks
(Cost $842,283)		896,548
Short-Term Investment - 2.9%
First American Prime Obligations Fund, Class Z (c)
(Cost $26,284)	26,284,350	26,284
Investments Purchased with Proceeds from Securities Lending (d) - 24.5%
(Cost $222,107)		222,107

Total Investments - 126.4%
(Cost $1,090,674)		1,144,939
Other Assets and Liabilities, Net - (26.4)%		(238,724)
Total Net Assets - 100.0%		$906,215

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $215,350 at July 31, 2006.
(b)	Non-income producing security
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

	As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper	$ 77,041
	Corporate Obligations	62,593
	Repurchase Agreements	75,639
	Other Short-Term Securities	6,834
	Total	$ 222,107

ADR-	American Depository Receipt

Schedule of Investments July 31, 2006 (unaudited), all dollars rounded to thousands (000)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE +
Common Stocks - 97.1%
Consumer Discretionary - 10.4%
Circuit City Stores	200,386	$4,910
Comcast, Class A (a) (b)	300,093	10,317
Gap	410,261	7,118
Harrah's Entertainment (b)	84,236	5,064
J.C. Penney (b)	84,900	5,345
Newell Rubbermaid	87,896	2,317
Omnicom Group (b)	65,236	5,774
Scientific Games, Class A (a) (b)	174,958	5,943
		46,788
Consumer Staples - 10.3%
Altria Group	163,698	13,091
Avon Products	142,584	4,133
PepsiCo	142,151	9,010
Wal-Mart Stores	451,224	20,079
		46,313
Energy - 11.2%
Apache	125,849	8,869
ConocoPhillips (b)	147,439	10,120
Exxon Mobil	286,542	19,410
Halliburton	177,428	5,919
Hess (b)	113,998	6,031
		50,349
Financials - 22.4%
ACE	166,289	8,569
AllianceBernstein Holding	108,836	7,074
Allstate	91,355	5,191
Ambac Financial Group (b)	57,808	4,805
American International Group	303,248	18,398
Bank of America	393,010	20,252
Bear Stearns (b)	37,410	5,307
Goldman Sachs Group	103,570	15,820
ICICI Bank, ADR	163,774	4,278
Lehman Brothers Holdings (b)	100,837	6,549
PMI Group (b)	101,277	4,300
		100,543
Healthcare - 7.8%
Alcon (a) (b)	45,571	5,032
Amgen (a)	106,115	7,401
Novartis AG, ADR	123,628	6,950
Wyeth Pharmaceuticals	316,059	15,319
		34,702
Industrials - 10.4%
Boeing	111,988	8,670
Eaton	72,442	4,644
General Electric	638,178	20,862
Illinois Tool Works	179,753	8,220
L-3 Communications Holdings	57,335	4,223
		46,619
Information Technology - 18.9%
Apple Computer (a)	110,200	7,489
Fiserv (a)	206,701	9,025
Freescale Semiconductor, Class B (a)	209,155	5,965
Hewlett-Packard	520,763	16,617
Intel (b)	236,596	4,259
Motorola	478,942	10,901
Oracle (a)	599,703	8,977
QUALCOMM	213,107	7,514
Red Hat (a) (b)	165,886	3,928
Texas Instruments (b)	333,467	9,931
		84,606
Materials - 1.2%
International Paper (b)	158,645	5,446

Telecommunication Services - 4.5%
ALLTEL	113,747	6,276
American Tower, Class A (a) (b)	158,500	5,357
Verizon Communications	191,632	6,481
Windstream	176,620	2,213
		20,327
Total Common Stocks
(Cost $410,937)		435,693

Short-Term Investment - 1.9%
First American Prime Obligations Fund, Class Z (c)
(Cost $8,585)	8,584,553	8,585
Investments Purchased with Proceeds from Securities Lending (d) - 16.4%
(cost $73,554)		73,554

Total Investments - 115.4%
(Cost $493,076)		517,832
Other Assets and Liabilities, Net - (15.4)%		(69,125)
Total Net Assets - 100.0%		$448,707

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.

(a)	Non-income producing security
(b)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $71,604 at July 31, 2006.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

	As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper	$ 25,513
	Corporate Obligations	20,729
	Repurchase Agreements	25,049
	Other Short-Term Securities	2,263
	Total	$ 73,554

ADR -	American Depository Receipt

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE +
Common Stocks - 99.3%
Consumer Discretionary - 10.2%
Comcast, Class A (a) (b)	375,038	$12,894
Darden Restaurants (b)	170,526	5,764
Fortune Brands	174,547	12,658
Harrah's Entertainment (b)	141,898	8,529
J.C. Penney (b)	197,638	12,443
Nike, Class B (b)	156,390	12,355
Sherwin-Williams (b)	176,769	8,945
Time Warner	1,079,405	17,810
		91,398
Consumer Staples - 7.1%
Altria Group	231,028	18,475
Archer-Daniels-Midland (b)	154,372	6,792
Colgate-Palmolive	159,890	9,485
General Mills (b)	214,392	11,127
Kroger (b)	796,604	18,266
		64,145
Energy - 15.5%
Apache	153,575	10,823
BP, ADR	217,406	15,766
ChevronTexaco (b)	141,907	9,335
Exxon Mobil (b)	676,673	45,838
GlobalSantaFe (b)	154,657	8,495
Halliburton	246,203	8,214
Marathon Oil	212,051	19,220
Occidental Petroleum (b)	86,033	9,270
Valero Energy	177,329	11,957
		138,918
Financials (c) - 33.1%
ACE	295,448	15,225
Allstate	244,167	13,874
Ambac Financial Group (b)	143,304	11,910
American International Group	329,261	19,976
Bank of America	824,758	42,500
Capital One Financial (b)	146,243	11,312
CIT Group	221,087	10,150
Citigroup	370,440	17,896
Comerica	82,091	4,806
Genworth Financial (b)	419,468	14,388
Goldman Sachs Group	91,642	13,998
J.P. Morgan Chase (b)	607,725	27,724
Lehman Brothers Holdings (b)	214,706	13,945
Marshall & Ilsley (b)	274,955	12,915
Merrill Lynch (b)	209,983	15,291
MGIC Investment (b)	170,951	9,729
Northern Trust (b)	155,450	8,876
TD Ameritrade (b)	259,909	4,257
Wells Fargo	399,953	28,933
		297,705
Healthcare - 7.5%
CIGNA (b)	118,661	10,828
HCA (b)	148,953	7,323
Merck	298,796	12,032
Pfizer (b)	669,739	17,407
Wyeth Pharmaceuticals	400,370	19,406
		66,996
Industrials - 8.0%
Boeing	92,659	7,174
Eaton (b)	189,166	12,125
Emerson Electric	110,540	8,724
General Electric	718,663	23,493
Illinois Tool Works	220,329	10,075
Norfolk Southern	236,404	10,265
		71,856
Information Technology - 6.1%
Electronic Data Systems	276,928	6,619
Hewlett-Packard	708,573	22,610
Motorola	491,373	11,184
Texas Instruments (b)	481,093	14,327
		54,740
Materials - 4.4%
Dow Chemical (b)	413,812	14,309
International Paper (b)	607,273	20,848
Phelps Dodge (b)	48,681	4,252
		39,409
Telecommunication Services - 3.8%
BellSouth	438,221	17,165
Verizon Communications (b)	510,507	17,265
		34,430
Utilities - 3.6%
Edison International (b)	334,142	13,827
Exelon (b)	322,170	18,653
		32,480
Total Common Stocks
(Cost $745,723)		892,077

Short-Term Investment - 0.7%
First American Prime Obligations Fund, Class Z (d)
(Cost $5,926)	5,925,536	5,926
Investments Purchased with Proceeds from Securities Lending (e) - 29.6%
(Cost $265,957)		265,957

Total Investments - 129.6%
(Cost $1,017,606)		1,163,960
Other Assets and Liabilities, Net (29.6)%		(265,982)
Total Net Assets - 100.0%		$897,978

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $259,379 at July 31, 2006.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral was invested as follows:
	Commerical Paper	$ 92,250
	Corporate Obligations	74,951
	Repurchase Agreements	90,573
	Other Short-Term Securities	8,183
	Total	$ 265,957

ADR -	American Depository Receipt

Schedule of InvestmentsJuly 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 60.7%
Consumer Discretionary - 6.6%
Cheesecake Factory (a) (b)	3,372	$77
Children's Place Retail Stores (a) (b)	4,264	238
Christopher & Banks	9,229	260
Circuit City Stores	92,950	2,277
Comcast, Class A (a) (b)	139,861	4,809
Gap	191,196	3,317
GSI Commerce (a) (b)	8,256	106
Harrah's Entertainment	39,267	2,360
Interface, Class A (a) (b)	2,919	36
J.C. Penney	39,577	2,492
Nautilus Group (a)	27,327	343
Newell Rubbermaid	40,965	1,080
Omnicom Group	30,402	2,691
P.F. Chang's China Bistro (a) (b)	5,556	168
PETCO Animal Supplies (a) (b)	4,647	131
RARE Hospitality International (a) (b)	4,861	128
Ruth's Chris Steak House (b)	5,356	95
Scientific Games, Class A (a) (b)	88,800	3,017
Station Casinos	2,577	141
Tween Brands (a) (b)	3,472	129
WCI Communities (a) (b)	6,517	102
		23,997

Consumer Staples - 6.1%
Altria Group	76,293	6,101
Avon Products	66,467	1,927
PepsiCo	66,265	4,200
Reddy Ice Holdings (a)	4,277	95
Reliv International	9,267	90
USANA Health Sciences (a) (b)	3,874	172
Wal-Mart Stores	210,342	9,360
		21,945

Energy - 6.8%
Apache	58,652	4,133
Arena Resources (a) (b)	1,295	48
Brigham Exploration (b)	11,860	85
Compton Petroleum (a) (b)	13,201	175
Comstock Resources (a) (b)	6,188	182
ConocoPhillips	68,730	4,718
Exxon Mobil	133,544	9,046
Halliburton	82,710	2,759
Helix Energy Solutions Group (a) (b)	5,356	209
Hess (a)	53,142	2,811
Hydril (a) (b)	1,546	107
St. Mary Land & Exploration	3,564	153
Tesoro Petroleum (a)	2,676	200
Western Refining	3,652	84
W-H Energy Services (b)	1,406	78
		24,788

Financials - 13.9%
ACE	77,517	3,994
Affiliated Managers Group (a) (b)	2,844	260
AllianceBernstein Holding	50,724	3,297
Allstate	42,586	2,420
Ambac Financial Group	26,948	2,240
American International Group	141,331	8,575
AmerUs Group, Class A	1,289	86
Bank of America	183,205	9,441
Bear Stearns	17,439	2,474
BioMed Realty Trust (a)	4,763	142
CoBiz	2,479	58
Columbia Banking System	3,173	99
Cullen/Frost Bankers	5,656	332
Dime Community Bancshares	8,297	116
East West Bancorp	5,860	236
First Financial Bankshares (a)	1,884	72
First Potomac Realty Trust	6,747	191
First Republic Bank (a)	6,133	261
Goldman Sachs Group	48,280	7,375
ICICI Bank, ADR	76,345	1,994
Independent Bank	5,087	172
Kite Realty Group Trust	9,429	145
Lasalle Hotel Properties	2,181	90
Lehman Brothers Holdings (a)	47,006	3,053
Maguire Properties (a)	3,870	145
Newcastle Investment	4,469	115
NorthStar Realty Finance	7,144	86
Platinum Underwriters Holdings (a)	7,839	222
PMI Group	47,211	2,005
SL Green Realty	3,173	363
Thomas Weisel Partners Group (a) (b)	5,967	90
Umpqua Holdings	5,060	132
Winston Hotels	6,586	81
		50,362

Healthcare - 5.1%
Alcon (a)	21,243	2,346
Alkermes (a) (b)	3,570	61
Amgen (b)	49,466	3,450
Caliper Life Sciences (a) (b)	6,809	29
Computer Programs & Systems	182	7
Curis (b)	17,173	19
DJ Orthopedics (a) (b)	6,450	255
FoxHollow Technologies (a) (b)	3,683	96
Healthways (a) (b)	3,860	207
Hologic (b)	878	39
Horizon Health (a) (b)	5,284	70
Human Genome Sciences (a) (b)	6,283	61
ICU Medical (a) (b)	4,974	208
Immucor (b)	9,038	180
ImmunoGen (a) (b)	14,293	43
Medarex (a) (b)	3,968	37
Merge Technologies (a) (b)	2,181	15
Neurocrine Biosciences (a) (b)	1,430	13
Novartis AG, ADR	57,614	3,239
Pediatrix Medical Group (a) (b)	8,137	345
Salix Pharmaceuticals (b)	6,284	64
Senomyx (a) (b)	7,046	99
Sierra Health Services (b)	3,057	132
SonoSite (a) (b)	1,129	36
SurModics (a) (b)	4,464	160
Vertex Pharmaceuticals (a) (b)	3,034	102
Wyeth Pharmaceuticals	147,333	7,141
		18,454

Industrials - 6.8%
Acuity Brands (a)	4,290	188
AirTran Holdings (a) (b)	15,877	199
AMETEK	5,143	218
ASV (a) (b)	9,098	139
Boeing	52,204	4,042
CLARCOR	2,192	62
CRA International (a) (b)	4,164	188
Eaton	33,763	2,164
Energy Conversion Devices (a) (b)	1,287	43
ESCO Technologies (a) (b)	2,808	148
General Electric	297,492	9,725
Illinois Tool Works	83,775	3,831
J.B. Hunt Transport Services	5,334	110
Kennametal	1,633	87
KVH Industries (b)	7,445	89
L-3 Communications Holdings	26,727	1,968
Labor Ready (a) (b)	14,021	229
Lennox International	7,213	164
Manitowoc	2,907	114
NCI Building Systems (a) (b)	3,242	152
Power-One (b)	37,026	234
Steelcase, Class A (a)	7,804	115
Timken	3,784	122
WESCO International (a) (b)	2,164	126
		24,457

Information Technology - 11.9%
Advanced Analogic Technologies (b)	6,761	64
Aeroflex (b)	10,024	102
Apple Computer (b)	51,371	3,491
BISYS Group (b)	28,831	354
Cogent (a) (b)	7,827	111
Digital River (b)	3,432	154
Digitas (a) (b)	24,096	199
Embarcadero Technologies (b)	19,053	112
Entegris (a) (b)	39,981	378
F5 Networks (a) (b)	3,578	166
Fiserv (b)	96,335	4,206
FormFactor (a) (b)	1,579	68
Freescale Semiconductor, Class B (b)	97,499	2,781
Harmonic (a) (b)	29,112	147
Hewlett-Packard	242,704	7,745
Hutchinson Technology (a) (b)	7,961	144
Hyperion Solutions (b)	6,111	190
Intel	110,262	1,985
Ituran Location and Control	5,040	73
Motorola	223,263	5,081
M-Systems Flash Disk Pioneers (a) (b)	7,506	270
Opsware (a) (b)	8,932	62
Oracle (b)	279,497	4,184
Packeteer (b)	5,640	52
Polycom (a) (b)	5,656	125
Progress Software (a) (b)	3,141	71
QUALCOMM	99,342	3,503
Red Hat (a) (b)	77,329	1,831
Silicon Image (a) (b)	16,992	180
Stellent	17,946	169
Stratasys (a) (b)	3,234	89
Stratex Networks (a) (b)	27,223	95
Tessera Technologies (a) (b)	2,969	93
Texas Instruments	155,413	4,628
TIBCO Software (b)	17,173	137
Trident Microsystems (b)	8,455	145
WebEx Communications (a) (b)	1,485	51
		43,236

Materials - 0.9%
Albemarle	4,988	251
Century Aluminum (a) (b)	4,068	126
Hercules (a) (b)	7,708	107
International Paper	73,954	2,539
Schnitzer Steel Industries, Class A (a)	4,426	150
Texas Industries	1,982	98
		3,271

Telecommunication Services - 2.6%
ALLTEL	52,762	2,911
American Tower, Class A (a) (b)	73,886	2,497
General Communication, Class A (b)	7,245	87
Verizon Communications	89,306	3,020
Windstream	82,090	1,029
		9,544

Utilities - 0.0%
NSTAR (a)	2,458	77
Westar Energy (a)	195	4
		81
Total Common Stocks
(Cost $197,293)		220,135

Investment Companies - 5.3%
iShares MSCI EAFE Index Fund (a)	207,100	13,652
iShares MSCI Emerging Markets Index Fund (a)	16,700	1,605
iShares MSCI EMU Index Fund (a)	6,800	606
iShares MSCI Japan Index Fund (a)	131,500	1,784
iShares MSCI Pacific ex-Japan Index Fund (a)	6,700	727
iShares S&P Europe 350 Index Fund (a)	8,300	773
Total Investment Companies
(Cost $14,953)		19,147

	PAR
U.S. Government Agency Mortgage-Backed Securities - 9.6%
Adjustable Rate (c) - 0.8%
Federal Home Loan Mortgage Corporation Pool
5.447%, 01/01/2028, #786281	$269	276
Federal National Mortgage Association Pool
5.854%, 04/01/2018, #070009	49	50
6.039%, 09/01/2033, #725553 (a)	823	833
5.286%, 11/01/2034, #735054	863	842
4.869%, 09/01/2035, #745168 (a)	856	830
		2,831

Fixed Rate - 8.8%
Federal Home Loan Mortgage Corporation Pool
6.500%, 04/01/2008, #E00225	10	10
7.000%, 04/01/2008, #E46044	5	5
4.000%, 10/01/2010, #M80855	879	845
5.500%, 03/01/2013, #E00546	126	125
4.500%, 05/01/2018, #P10032 (a)	442	429
6.500%, 11/01/2028, #C00676	527	536
7.000%, 12/01/2029, #G01091	98	101
6.500%, 07/01/2031, #A17212 (a)	369	376
6.000%, 05/01/2032, #C01361	122	122
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314 (a)	1,344	1,227
6.000%, 09/01/2017, #653368	277	279
5.000%, 07/01/2018, #555621	1,236	1,204
5.000%, 12/01/2018, #725012	1,026	1,000
4.500%, 06/01/2019, #045181	362	346
5.000%, 11/01/2019, #725934	297	289
5.500%, 01/01/2020, #735386 (a)	571	566
5.500%, 06/01/2020, #735792 (a)	486	482
5.000%, 02/01/2021, #745279 (a)	1,594	1,549
5.000%, 03/01/2021, #845444 (a)	419	407
6.000%, 10/01/2022, #254513 (a)	488	490
5.500%, 10/01/2024, #255456 (a)	995	977
5.500%, 12/01/2024, #357662	844	828
5.500%, 02/01/2025, #255628 (a)	994	976
7.000%, 04/01/2029, #323681	114	118
6.500%, 12/01/2031, #254169 (a)	452	458
6.000%, 04/01/2032, #745101 (a)	1,020	1,027
6.500%, 05/01/2032, #640032	799	812
7.000%, 07/01/2032, #545815 (a)	210	216
6.000%, 09/01/2032, #254447 (a)	397	396
6.000%, 01/01/2033, #676647	673	672
5.500%, 04/01/2033, #694605	1,066	1,040
5.500%, 06/01/2033, #843435 (a)	479	467
5.500%, 07/01/2033, #728667 (a)	572	558
5.500%, 08/01/2033, #733380 (a)	1,221	1,191
5.000%, 10/01/2033, #741897	841	800
5.500%, 10/01/2033, #555800 (a)	1,254	1,224
6.000%, 11/01/2033, #772130	221	220
6.000%, 11/01/2033, #772256	212	211
5.500%, 12/01/2033, #756202	743	725
5.000%, 03/01/2034, #725205 (a)	942	896
5.000%, 03/01/2034, #725250 (a)	838	797
5.500%, 04/01/2034, #725424 (a)	455	443
5.500%, 05/01/2034, #357571 (a)	818	796
5.000%, 06/01/2034, #782909 (a)	404	383
6.500%, 06/01/2034, #735273	882	896
6.000%, 08/01/2035 (d)	620	616
5.500%, 03/01/2036, #870157 (a)	1,199	1,165
6.500%, 04/01/2036, #852909 (a)	782	792
5.500%, 06/01/2036, #256269	797	774
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108	16	16
7.500%, 06/15/2027, #447728	9	9
7.500%, 09/15/2027, #455516	12	13
7.000%, 04/15/2029, #506639	167	173
6.000%, 11/15/2033, #612374	717	718
		31,791
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $35,488)		34,622

Asset-Backed Securities - 5.8%
Automotive - 0.9%
Harley Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	470	465
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (e)	935	918
Triad Auto Receivables Owner Trust
Series 2006-A, Class A3
4.770%, 01/12/2011	720	713
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	1,170	1,156
		3,252

Commercial - 3.3%
Bank of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	710	678
Series 2006-2, Class A4
5.741%, 05/10/2045	340	342
Bear Stearns Asset Backed Securities
Series 2004-T14, Class A4
5.200%, 01/12/2041	205	199
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 (a)	635	622
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A2
4.630%, 05/10/2043	925	900
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (e)	585	582
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	381	385
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	725	709
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	579	564
Series 2005-C1, Class A2
4.471%, 05/10/2043	1,195	1,156
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	1,600	1,577
GS Mortgage Securities Corporation II
Series 2006-RR2, Class A1
5.816%, 07/01/2036 (e)	985	975
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.179%, 12/15/2044 (c)	540	524
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	1,280	1,230
Series 2005-C7, Class A2
5.103%, 11/15/2030	800	788
Merrill Lynch Mortgage Investors
Series 1998-C1, Class A1
6.310%, 11/15/2026	15	15
Nomura Asset Securities
Series 1998-D6, Class A1B
6.590%, 03/15/2030	750	762
		11,330

Credit Card - 1.0%
Citibank Credit Card Issuance Trust
Series 2006-B2, Class B2
5.150%, 03/07/2011	535	531
Series 2006-A4, Class A4
5.450%, 05/10/2013	2,025	2,027
MBNA Credit Card Master Note Trust
Series 2005-A1, Class A1
4.200%, 09/15/2010	1,130	1,109
		3,667

Home Equity - 0.0%
Saxon Asset Securities Trust
Series 2004-1, Class A
5.351%, 03/25/2035	27	27

Other - 0.6%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (e)	750	724
Series 2006-1, Class E
6.495%, 02/15/2036 (e)	400	400
GRP/AG Real Estate Asset Trust
Series 2005-1, Class A
4.850%, 01/25/2035 (e)	108	106
Small Business Administration
Series 2006-P10A, Class 1
5.408%, 02/10/2016	1,084	1,067
		2,297

Total Asset-Backed Securities
(Cost $21,593)		20,573

Corporate Bonds - 5.5%
Banking - 0.1%
J.P. Morgan Chase
5.150%, 10/01/2015	160	151
J.P. Morgan Chase XVII
5.850%, 08/01/2035	295	267
		418

Basic Industry - 0.7%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	230	217
Cosipa Commercial
8.250%, 06/14/2016 (e)	265	275
Falconbridge
7.350%, 06/05/2012	320	336
Ineos Group Holdings,
Callable 02/15/2011 @ 104.25
8.500%, 02/15/2016 (a) (e)	410	385
LPG International
7.250%, 12/20/2015	290	281
Sino Forest
9.125%, 08/17/2011 (a) (e)	195	201
Southern Copper
7.500%, 07/27/2035	390	386
Teck Cominco Limited
6.125%, 10/01/2035	190	171
Vale Overseas
6.250%, 01/11/2016	175	173
Vedanta Resources
6.625%, 02/22/2010 (e)	180	172
		2,597

Brokerage - 0.5%
Goldman Sachs Group
5.350%, 01/15/2016 (a)	845	809
Merrill Lynch
6.050%, 05/16/2016	465	466
Morgan Stanley
5.375%, 10/15/2015 (a)	440	421
		1,696

Capital Goods - 0.2%
Chart Industries,
Callable 10/15/2010 @ 104.56
9.125%, 10/15/2015 (e)	195	201
Hutchison Whampoa International
7.450%, 11/24/2033 (e)	210	227
Owens-Illinois
8.100%, 05/15/2007 (a)	325	328
		756

Communications - 0.6%
AT&T
7.300%, 11/15/2011	280	300
C & M Finance,
Callable 02/01/2011 @ 104.05
8.100%, 02/01/2016 (e)	180	170
Comcast
7.050%, 03/15/2033	430	439
Dex Media West,
Callable 08/15/2008 @ 104.94
9.875%, 08/15/2013	221	238
Telecom Italia Capital
7.200%, 07/18/2036 (a)	150	153
Time Warner Entertainment
8.375%, 07/15/2033	435	491
Verizon Global Funding
7.750%, 12/01/2030	200	218
Vimpelcom
8.250%, 05/23/2016 (a) (e)	230	229
		2,238

Consumer Cyclical - 0.5%
Autonation,
Callable 04/15/2009 @ 105.25
7.000%, 04/15/2014 (e)	290	287
Chaoda Modern Agriculture
7.750%, 02/08/2010 (e)	230	219
D R Horton
6.500%, 04/15/2016	320	307
DaimlerChrysler
4.875%, 06/15/2010	130	125
Duty Free International
7.000%, 01/15/2004 (f) (g)	588	118
Galaxy Entertainment,
Callable 12/15/2009 @ 104.94
9.875%, 12/15/2012 (e)	175	183
Harrah's
5.750%, 10/01/2017	160	147
Lippo Karwaci Finance,
Callable 03/09/2009 @ 104.44
8.875%, 03/09/2011	175	168
MGM Mirage
6.625%, 07/15/2015	290	274
		1,828

Consumer Non Cyclical - 0.1%
Kroger
7.450%, 03/01/2008	275	282
Teva Pharmaceutical Finance
5.550%, 02/01/2016	245	231
		513

Electric - 0.5%
Edison Mission Energy
7.500%, 06/15/2013 (e)	175	173
Florida Power & Light
5.650%, 02/01/2037	270	253
National Grid PLC
6.300%, 08/01/2016	230	232
NRG Energy,
Callable 02/01/2009 @ 107.25
7.250%, 02/01/2014	310	303
Ohio Power
Series K
6.000%, 06/01/2016	275	275
Oncor Electric Delivery
7.000%, 05/01/2032	225	237
Pacific Gas & Electric
6.050%, 03/01/2034	230	222
		1,695

Energy - 0.6%
Bluewater Finance,
Callable 02/15/2007 @ 105.13
10.250%, 02/15/2012	300	305
Gazprom International
7.201%, 02/01/2020 (a) (e)	225	233
Gazprombank
6.500%, 09/23/2015	240	230
Nexen
5.875%, 03/10/2035	270	244
Petro-Canada
5.350%, 07/15/2033	190	161
Tengizcheveroil Finance
6.124%, 11/15/2014 (e)	370	363
Tesoro,
Callable 11/01/2010 @ 103.31
6.625%, 11/01/2015 (e)	375	359
XTO Energy
6.100%, 04/01/2036	345	326
		2,221

Finance - 0.1%
ILFC E-Capital Trust II,
Callable 12/21/2015 @ 100
6.250%, (a) (e)	365	352

Insurance - 0.2%
Liberty Mutual Group
6.500%, 03/15/2035 (e)	275	246
Unumprovident
5.997%, 05/15/2008	335	335
		581

Natural Gas - 0.1%
Enterprise Products,
Callable 08/01/2016 @ 100
8.375%, 08/01/2066	180	184

Real Estate Investment Trust - 0.1%
Prologis 2006
5.750%, 04/01/2016	445	432

Sovereigns - 1.0%
Federal Republic of Brazil
7.125%, 01/20/2037 (a)	405	400
Republic of Indonesia
6.875%, 03/09/2017 (e)	350	348
Republic of Philippines
9.500%, 02/02/2030 (a)	465	550
Republic of Turkey
7.375%, 02/05/2025	435	426
11.875%, 01/15/2030 (a)	210	305
Republic of Uruguay
8.000%, 11/18/2022	345	346
Russian Federation,
5.000% through 03/31/2007 thereafter 7.500%
03/31/2030 (e)	330	359
United Mexican States
5.625%, 01/15/2017 (a)	665	638
6.750%, 09/27/2034 (a)	295	301
		3,673

Technology - 0.2%
Chartered Semiconductor
6.375%, 08/03/2015	250	241
Ciena
3.750%, 02/01/2008	120	115
LG Electronics
5.000%, 06/17/2010 (e)	340	325
		681

Transportation - 0.0%
Hertz,
Callable 01/01/2010 @ 104.44
8.875%, 01/01/2014 (e)	175	182

Total Corporate Bonds
(Cost $20,908)		20,047

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 5.2%
Adjustable Rate (c) - 1.8%
Bank of America Mortgage Securities
Series 2004-G, Class 2A3
4.232%, 08/25/2034	307	305
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	810	790
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.725%, 12/19/2033	828	796
IMPAC CMB Trust
Series 2003-12, Class A1
6.145%, 12/25/2033	226	225
Indymac Index Mortgage Loan Trust
Series 2006-AR13, Class A1
Structured Mortgage Loan Trust
Series 2004-11, Class A
6.984%, 08/25/2034	125	125
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.977%, 10/20/2035	662	655
Washington Mutual
Series 2004-AR7, Class A6
3.942%, 07/25/2034	775	748
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.799%, 02/25/2033	405	398
Series 2003-O, Class 5A1
4.811%, 01/25/2034	908	880
Series 2004-EE, Class B1
3.989%, 12/25/2034	604	580
Series 2004-N, Class A3
4.097%, 08/25/2034	1,080	1,067
		6,569

Fixed Rate - 3.4%
Bank of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	585	570
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	514	499
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	440	430
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	413	408
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	581	584
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	475	470
6.112%, 07/25/2036	2,685	2,709
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	367	368
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	761	743
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.220%, 11/25/2034	459	459
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	345	349
Residential Asset Securitization Trust
Series 2002-A12, Class 1A1
5.200%, 11/25/2032	8	8
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019	929	893
Washington Mutual
Series 2003-S10, Class A2
5.000%, 10/25/2018	966	945
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	742	732
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	619	592
Series 2004-7, Class 2A2
5.000%, 07/25/2019	1,616	1,563
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020	1	1
		12,323
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $19,178)		18,892

U.S. Government & Agency Securities - 4.9%
U.S. Agency Debentures - 0.5%
Federal National Mortgage Association
6.125%, 03/15/2012 (a)	280	291
5.250%, 08/01/2012 (a)	1,745	1,722
		2,013

U.S. Treasuries - 4.4%
U.S. Treasury Bonds
9.000%, 11/15/2018 (a)	835	1,129
8.125%, 08/15/2021 (a)	200	261
7.625%, 02/15/2025 (a)	580	748
6.875%, 08/15/2025 (a)	1,600	1,926
5.500%, 08/15/2028 (a)	480	501
5.250%, 11/15/2028 (a)	245	248
U.S. Treasury Notes
2.500%, 10/31/2006 (a)	4,100	4,073
4.875%, 05/15/2009 (a)	1,000	999
4.500%, 02/28/2011 (a)	3,000	2,950
5.125%, 06/30/2011 (a)	1,765	1,781
2.500%, 07/15/2016	1,178	1,187
		15,803

Total U.S. Government & Agency Securities
(Cost $18,009)		17,816

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 1.2%
Fixed Rate - 1.2%
Federal Home Loan Mortgage Corporation
Series 85, Class C
8.600%, 01/15/2021	91	95
Series 1136, Class H
6.000%, 09/15/2021	72	71
Series 2763, Class TA
4.000%, 03/15/2011	649	630
Federal National Mortgage Association
Series 1989-2, Class D
8.800%, 01/25/2019	6	6
Series 1989-37, Class G
8.000%, 07/25/2019	89	94
Series 1990-30, Class E
6.500%, 03/25/2020	40	41
Series 1990-63, Class H
9.500%, 06/25/2020	21	22
Series 1990-89, Class K
6.500%, 07/25/2020	5	5
Series 1990-105, Class J
6.500%, 09/25/2020	63	64
Series 1996-21, Class PK
6.000%, 02/25/2011	223	223
Series 2003-81, Class MB
5.000%, 05/25/2029 (a)	960	934
Series 2005-44, Class PC
5.000%, 11/25/2027	1,139	1,108
Series 2005-62, Class JE
5.000%, 06/25/2035 (a)	916	893
Government National Mortgage Association
Series 3, Class F
6.500%, 06/17/2020	8	8
		4,194

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $4,255)		4,194

Short-Term Investments - 0.8%
Money Market Fund - 0.7%	SHARES
First American Prime Obligations Fund, Class Z (h)	2,700,495	2,700
U.S. Treasury Obligations - 0.1%	PAR
U.S. Treasury Bills (i)
4.650%, 08/31/2006	100	100
4.730%, 09/07/2006	85	84
		184

Total Short-Term Investments
(Cost $2,884)		2,884

Investments Purchased with Proceeds from Securities Lending (j) - 23.4%
(Cost $84,993)		84,993
Total Investments - 122.4%
(Cost $419,554)		443,303
Other Assets and Liabilities, Net - (22.4)%		(80,524)
Total Net Assets - 100.0%		$362,779

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held fair valued securities disclosed in footnote (f).

(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $82,789 at July 31, 2006.
(b)	Non-income producing security.
(c)	Variable Rate Security - The rate shown is the rate in effect as of July 31, 2006.
(d)	Security purchased on a when-issued basis. On July 31, 2006, the total cost of investments purchased on a when issued basis was $615 or 0.2% of total net assets.
(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of July 31, 2006, the value of these investments was $9,194 or 2.5% of total net assets.
(f)	Security fair valued and illiquid. As of July 31, 2006, the fair value of this investment was $118 or 0% of total net assets.
(g)	Security in default at July 31, 2006.
(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(i)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2006.
(j)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper	$ 29,481
	Corporate Obligations	23,952
	Repurchase Agreements	28,945
	Other Short-Term Securities	2,615
	Total	$ 84,993

ADR -	American Depository Receipt
PLC -	Public Limited Company

	Schedule of Open Futures Contracts

		Number of
		Contracts	Notional		Unrealized
	Description	Purchased (Sold)	Contract Value	Settlement Month	Appreciation/(Depreciation)

	Eurodollar 90 Day Futures	34	$ 32,215	June 2007	$ 29
	S & P 500 Futures	5	1,602	September 2006	62
	U.S. Treasury 2 year Note Futures	12	2,442	September 2006	1
	U.S. Treasury 5 year Note Futures	8	834	September 2006	1
	U.S. Treasury 10 year Note Futures	(85)	(9,013)	September 2006	(70)
	U.S. Treasury 10 year Note Futures	(18)	(1,908)	December 2006	(1)
	U.S. Treasury Long Bond Futures	(2)	(217)	September 2006	(3)
					$ 19

	Credit Default Swap Agreements

		Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
	Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Appreciation
	J.P. Morgan	Dow Jones CDX
		IG Hvol6 Index	Sell	0.75%	06/20/2011	$ 2,000	$ 12
	UBS	Dow Jones CDX
		IG Hvol6 Index	Sell	0.75%	06/20/2011	3,500	16
							$ 28

	Interest Rate Swap Agreements

		Floating
		Rate	Pay/Receive		Expiration	Notional	Unrealized
	Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	Appreciation

	Citigroup	3-Month
		LIBOR	Pay	5.427%	11/10/2008	$ 10,100	$ 4
	Citigroup	3-Month
		LIBOR	Pay	5.660%	06/19/2016	2,400	21
	Citigroup	3-Month
		LIBOR	Pay	5.758%	07/11/2016	2,000	32
							$ 57

Schedule of Investments July 31 (unaudited), all dollars are rounded to thousands (000)

Equity Income Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 97.8%
Consumer Discretionary - 6.0%
Gap (a)	743,214	$12,895
Harrah's Entertainment	312,980	18,813
McDonald's	568,380	20,115
Polaris Industries	310,040	11,850
Time Warner	790,860	13,049
		76,722

Consumer Staples - 7.8%
Altria Group	338,980	27,108
Avon Products	224,087	6,496
Colgate-Palmolive	139,531	8,277
General Mills (a)	301,920	15,670
PepsiCo	267,690	16,966
Wal-Mart Stores	570,600	25,392
		99,909

Energy - 12.3%
BP, ADR	409,286	29,681
ChevronTexaco (a)	359,480	23,647
ConocoPhillips	458,700	31,485
Exxon Mobil	813,322	55,094
Halliburton	409,680	13,667
Williams	151,528	3,675
		157,249

Financials - 23.7%
AllianceBernstein Holding	382,280	24,848
American International Group	583,830	35,421
AON	472,463	16,172
Apartment Investment & Management	315,440	15,170
Bank of America	949,278	48,916
Citigroup	871,691	42,111
Duke Realty (a)	177,922	6,629
Goldman Sachs Group	109,220	16,683
ICICI Bank, ADR	520,270	13,590
Merrill Lynch	202,350	14,735
Northern Trust (a)	157,905	9,016
Partners Trust Financial Group	242,571	2,562
State Street	169,371	10,173
Wachovia (a)	555,785	29,807
Wells Fargo	254,210	18,390
		304,223

Healthcare - 12.1%
Abbott Laboratories	811,609	38,771
Baxter International	476,640	20,019
Johnson & Johnson	446,090	27,903
Pfizer	1,070,232	27,815
Wyeth Pharmaceuticals	831,540	40,305
		154,813

Industrials - 11.3%
3M	254,910	17,946
Avery Dennison	151,834	8,902
Deere & Company	40,140	2,913
Emerson Electric	234,580	18,513
General Dynamics	243,912	16,347
General Electric	1,294,777	42,326
Honeywell International	517,250	20,017
United Parcel Service, Class B (a)	267,260	18,417
		145,381

Information Technology - 9.0%
Hewlett-Packard	883,420	28,190
Intel	1,584,024	28,512
Microsoft	788,118	18,939
Motorola	773,094	17,596
QUALCOMM	333,350	11,754
Texas Instruments	331,860	9,883
		114,874

Materials - 4.6%
Dow Chemical	743,775	25,720
E.I. Du Pont de Nemours (a)	469,502	18,620
Praxair (a)	261,653	14,349
		58,689

Telecommunication Services - 7.6%
ALLTEL	194,170	10,712
AT&T (a)	958,063	28,732
BellSouth	506,710	19,848
Verizon Communications (a)	1,026,530	34,717
Windstream (a)	279,282	3,500
		97,509

Utilities - 3.4%
Atmos Energy (a)	185,048	5,324
Duke Energy	534,736	16,213
ITC Holdings	23,490	731
Xcel Energy (a)	1,049,960	21,041
		43,309
Total Common Stocks
(Cost $992,997)		1,252,678
	SHARES/PAR

Convertible Corporate Bond - 0.3%
Medarex
Callable 05/20/2009 @100.64
2.250%, 05/15/2011
(Cost $3,445)	$3,934	3,742

Short-Term Investment - 0.9%
First American Prime Obligations Fund, Class Z (b)
(Cost $11,239)	11,239,408	11,239

Investments Purchased with Proceeds from Securities Lending (c) - 16.0%
(Cost $205,033)		205,033
Total Investments - 115.0%
(Cost $1,212,714)		1,472,692
Other Assets and Liabilities, Net - (15.0)%		(191,810)
Total Net Assets - 100.0%		$1,280,882

+	Security valuation for the fund's investments are furnished by an independent pricing service that has been approved by the
	fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market
	exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used
	quotation system. When market quotations are not readily available securities are valued at fair value as determined in
	good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may
	be valued at their amoritized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.
(a)	This secuity or a portion of this security is out on loan at July 31, 2006. The total loaned securities had a value of $198,501 at July 31, 2006.

(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

	As of July 31, 2006, cash collateral was invested as follows:
	Commercial Paper	$ 71,118
	Corporate Obligations	57,781
	Repurchase Agreements	69,825
	Other Short-Term Securities	6,309
	Total	$ 205,033

ADR -	American Depository Receipt

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 99.2%
Consumer Discretionary - 9.7%
Amazon.com (a) (b)	55,633	$1,496
Apollo Group, Class A (a) (b)	26,419	1,250
Autonation (a) (b)	30,244	596
Autozone (a) (b)	10,015	880
Bed Bath & Beyond (a) (b)	53,997	1,808
Best Buy (a)	79,605	3,609
Big Lots (a) (b)	20,784	336
Black & Decker	14,232	1,004
Brunswick (a)	16,977	502
Carnival (a)	78,599	3,062
CBS, Class B (a)	140,686	3,859
Centex	23,203	1,098
Circuit City Stores (a)	36,728	900
Clear Channel Communications (a)	86,276	2,498
Coach (a) (b)	68,836	1,976
Comcast, Class A (a) (b)	396,590	13,635
D.R. Horton (a)	49,389	1,058
Darden Restaurants (a)	24,688	834
Dillard's, Class A (a)	11,172	336
Dollar General	54,658	734
Dow Jones & Company	10,701	375
Eastman Kodak (a)	51,782	1,152
Family Dollar Stores (a)	28,170	640
Federated Department Stores (a)	97,846	3,435
Ford Motor	342,894	2,287
Fortune Brands	26,242	1,903
Gannett (a)	43,527	2,269
Gap (a)	104,129	1,807
General Motors	104,984	3,384
Genuine Parts	31,480	1,311
Goodyear Tire & Rubber (a) (b)	32,356	356
Harley-Davidson (a)	49,827	2,840
Harman International Industries (a)	11,423	916
Harrah's Entertainment	28,389	1,706
Hasbro	28,866	540
Hilton Hotels (a)	61,941	1,482
Home Depot (a)	385,404	13,377
International Game Technology	61,127	2,363
Interpublic Group of Companies (b)	77,083	631
J.C. Penney (a)	43,175	2,718
Johnson Controls (a)	34,216	2,626
Jones Apparel Group	21,209	628
KB HOME	14,205	604
Kohl's (a) (b)	56,597	3,205
Leggett & Platt	33,388	762
Lennar	25,458	1,139
Limited	63,173	1,589
Liz Claiborne (a)	19,356	684
Lowe's (a)	281,242	7,973
Marriott International, Class A (a)	59,750	2,102
Mattel	73,330	1,323
McDonald's	230,618	8,162
McGraw-Hill (a)	69,322	3,903
New York Times, Class A (a)	26,319	584
Newell Rubbermaid (a)	49,585	1,307
News (a)	443,928	8,541
Nike, Class B (a)	34,489	2,725
Nordstrom (a)	39,660	1,360
Office Depot (a) (b)	57,260	2,064
Officemax	12,829	527
Omnicom Group (a)	32,718	2,896
Pulte Homes (a)	39,128	1,115
RadioShack (a)	24,427	395
Sears (a) (b)	18,955	2,602
Sherwin-Williams (a)	22,094	1,118
Snap-On	10,513	442
Stanley Works	13,195	599
Staples (a)	132,706	2,869
Starbucks (a) (b)	139,442	4,777
Starwood Hotels & Resorts Worldwide (a)	37,118	1,952
Target (a)	159,507	7,325
Tiffany & Company (a)	26,766	846
Time Warner (a)	846,565	13,968
TJX	79,707	1,942
Tribune (a)	54,629	1,623
Univision Communications, Class A (a) (b)	46,325	1,547
V.F. (a)	15,988	1,084
Viacom, Class B (a) (b)	140,686	4,903
Walt Disney (a)	365,256	10,844
Wendy's International	20,525	1,235
Whirlpool (a)	14,261	1,101
Yum! Brands	49,655	2,234
		206,188

Consumer Staples - 9.6%
Alberto-Culver, Class B	13,694	667
Altria Group	378,145	30,240
Anheuser-Busch	140,842	6,781
Archer-Daniels-Midland	119,492	5,258
Avon Products (a)	86,059	2,495
Brown-Forman, Class B	10,423	766
Campbell Soup (a)	33,775	1,239
Clorox	27,340	1,639
Coca-Cola Enterprises	42,365	909
Coca-Cola	379,678	16,896
Colgate-Palmolive (a)	93,999	5,576
ConAgra Foods	96,062	2,065
Constellation Brands, Class A (b)	33,623	822
Costco Wholesale	85,646	4,519
CVS (a)	144,684	4,734
Dean Foods (a) (b)	5,212	196
Estee Lauder, Class A (a)	10,248	382
General Mills (a)	59,929	3,110
H.J. Heinz	60,716	2,548
Hershey Foods (a)	32,865	1,807
Kellogg (a)	46,618	2,246
Kimberly-Clark (a)	84,789	5,176
Kroger (a)	131,359	3,012
McCormick (a)	24,293	852
Molson Coors Brewing (a)	11,429	817
Pepsi Bottling	25,016	832
PepsiCo (a)	304,576	19,304
Procter & Gamble	608,101	34,175
Reynolds American (a)	15,493	1,964
Safeway (a)	81,422	2,286
Sara Lee	137,799	2,329
SUPERVALU (a)	36,719	995
Sysco (a)	119,596	3,301
Tyson Foods, Class A (a)	45,876	649
UST (a)	29,675	1,500
Walgreen (a)	183,616	8,590
Wal-Mart Stores	453,210	20,168
Whole Foods Market (a)	22,810	1,312
Wrigley, William Jr. (a)	37,703	1,729
		203,886

Energy - 10.6%
Anadarko Petroleum (a)	87,254	3,991
Apache	60,684	4,276
Baker Hughes (a)	62,014	4,958
BJ Services (a)	58,925	2,137
Chesapeake Energy (a)	64,007	2,106
ChevronTexaco (a)	405,461	26,671
ConocoPhillips	302,298	20,750
Consol Energy (a)	24,952	1,027
Devon Energy (a)	83,634	5,406
El Paso (a)	119,074	1,905
EOG Resources (a)	44,342	3,288
Exxon Mobil	1,117,627	75,708
Halliburton	186,982	6,238
Hess (a)	44,073	2,331
Kerr-McGee	43,114	3,027
Kinder Morgan	15,612	1,592
Marathon Oil (a)	64,455	5,842
Murphy Oil (a)	28,538	1,469
Nabors Industries (a) (b)	53,760	1,899
National-Oilwell Varco (a) (b)	31,787	2,131
Noble (a)	25,127	1,803
Occidental Petroleum (a)	74,670	8,046
Rowan	20,125	682
Schlumberger (a)	213,730	14,288
Sunoco	24,710	1,718
Transocean (a) (b)	60,219	4,651
Valero Energy	111,858	7,543
Weatherford International (a) (b)	62,373	2,922
Williams	103,896	2,519
XTO Energy (a)	66,770	3,137
		224,061

Financials - 21.6%
ACE	53,850	2,775
AFLAC	90,793	4,008
Allstate (a)	127,520	7,246
Ambac Financial Group	19,733	1,640
American Express (a)	224,519	11,688
American International Group	474,888	28,811
Ameriprise Financial	42,681	1,904
AmSouth Bancorp (a)	63,250	1,813
AON	58,780	2,012
Apartment Investment & Management (a)	17,920	862
Archstone-Smith Trust (a)	36,604	1,921
Bank of America	859,699	44,300
Bank of New York	139,735	4,697
BB&T (a)	98,412	4,132
Bear Stearns (a)	19,619	2,783
Boston Properties (a)	16,291	1,600
Capital One Financial (a)	53,248	4,119
Charles Schwab	184,738	2,934
Chubb	67,318	3,394
Cincinnati Financial	28,668	1,352
CIT Group	36,611	1,681
Citigroup	922,928	44,587
Comerica	29,994	1,756
Commerce Bancorp (a)	33,630	1,142
Compass Bancshares (a)	12,702	749
Countrywide Financial (a)	109,002	3,906
E*TRADE Financial (a) (b)	75,014	1,749
Equity Office Properties Trust (a)	75,979	2,880
Equity Residential Properties Trust (a)	52,346	2,435
Fannie Mae	175,602	8,413
Federated Investors, Class B	15,365	476
Fifth Third Bancorp (a)	100,662	3,839
First Horizon National (a)	22,750	953
Franklin Resources (a)	27,057	2,474
Freddie Mac	125,020	7,234
Genworth Financial, Class A	51,170	1,755
Golden West Financial (a)	46,227	3,405
Goldman Sachs Group	79,426	12,132
Hartford Financial Services Group (a)	52,832	4,482
Huntington Bancshares	38,806	945
J.P. Morgan Chase (a)	642,007	29,288
Janus Capital Group (a)	43,689	707
KeyCorp	73,995	2,730
Kimco Realty (a)	37,120	1,457
Legg Mason (a)	22,886	1,910
Lehman Brothers Holdings (a)	98,008	6,366
Lincoln National (a)	54,575	3,093
Loew's	73,812	2,735
M&T Bank	14,477	1,765
Marsh & McLennan (a)	96,053	2,596
Marshall & Ilsley (a)	37,940	1,782
MBIA (a)	24,452	1,438
Mellon Financial	78,109	2,734
Merrill Lynch	166,729	12,141
Metlife (a)	138,465	7,200
MGIC Investment	18,101	1,030
Moody's (a)	45,044	2,472
Morgan Stanley (a)	196,445	13,064
National City (a)	100,011	3,600
North Fork Bancorp	85,925	2,434
Northern Trust (a)	33,657	1,922
Plum Creek Timber (a)	33,640	1,146
PNC Financial Services	50,426	3,572
Principal Financial Group (a)	59,147	3,194
Progressive (a)	145,480	3,519
Prologis (a)	38,332	2,122
Prudential Financial	93,550	7,357
Public Storage (a)	16,556	1,329
Regions Financial	83,090	3,015
SAFECO (a)	22,682	1,219
Simon Property Group (a)	36,539	3,125
SLM	75,711	3,808
Sovereign Bancorp	68,455	1,413
St. Paul Travelers Companies	124,446	5,700
State Street	64,831	3,894
SunTrust Banks (a)	62,352	4,918
Synovus Financial	54,253	1,533
T. Rowe Price Group	45,648	1,886
Torchmark (a)	18,834	1,139
U.S. Bancorp (c)	329,600	10,547
UnumProvident	55,083	894
Vornado Realty Trust	17,378	1,817
Wachovia (a)	281,550	15,100
Washington Mutual	178,994	8,001
Wells Fargo	303,370	21,946
XL Capital Limited, Class A (a)	29,850	1,901
Zions Bancorporation	16,032	1,317
		458,860

Healthcare - 12.7%
Abbott Laboratories	283,749	13,555
Aetna (a)	106,058	3,340
Allergan (a)	23,504	2,535
AmerisourceBergen (a)	38,349	1,649
Amgen (a) (b)	222,734	15,533
Applied Biosystems Group - Applera (a)	35,832	1,152
Barr Pharmaceuticals (b)	15,346	764
Bausch & Lomb (a)	9,979	472
Baxter International	112,799	4,737
Becton, Dickinson & Company	45,861	3,023
Biogen IDEC (a) (b)	61,563	2,593
Biomet (a)	45,190	1,489
Boston Scientific (a) (b)	221,851	3,774
Bristol-Myers Squibb (a)	352,846	8,458
C.R. Bard (a)	18,927	1,343
Cardinal Health	78,633	5,268
Caremark Rx (a)	81,704	4,314
CIGNA (a)	24,539	2,239
Coventry Health Care (a) (b)	30,007	1,581
Eli Lilly (a)	204,799	11,626
Express Scripts (b)	26,559	2,046
Fisher Scientific International (a) (b)	22,456	1,664
Forest Laboratories, Class A (b)	61,337	2,840
Genzyme (a) (b)	45,162	3,084
Gilead Sciences (a) (b)	79,308	4,876
HCA	75,953	3,734
Health Management Associates, Class A (a)	43,230	879
Hospira (b)	29,863	1,305
Humana (b)	30,063	1,681
IMS Health	42,280	1,160
Johnson & Johnson	540,367	33,800
King Pharmaceuticals (a) (b)	44,910	764
Laboratory Corporation of America Holdings (a) (b)	24,277	1,564
Manor Care	14,424	722
McKesson HBOC	55,186	2,781
Medco Health Solutions (a) (b)	55,750	3,308
Medimmune (a) (b)	45,197	1,147
Medtronic (a)	219,459	11,087
Merck	398,242	16,037
Millipore (a) (b)	9,036	566
Mylan Laboratories (a)	39,613	870
Patterson Companies (a) (b)	25,230	839
PerkinElmer	24,280	438
Pfizer	1,344,123	34,934
Quest Diagnostics (a)	30,231	1,817
Schering-Plough	267,362	5,465
St. Jude Medical (b)	66,709	2,462
Stryker (a)	53,178	2,420
Tenet Healthcare (a) (b)	85,935	509
Thermo Electron (a) (b)	29,512	1,092
UnitedHealth Group	238,693	11,417
Watson Pharmaceuticals (a) (b)	19,912	446
Wellpoint (b)	114,629	8,540
Wyeth Pharmaceuticals	242,421	11,750
Zimmer Holdings (a) (b)	45,088	2,851
		270,340

Industrials - 11.0%
3M	143,361	10,093
Allied Waste Industries (a) (b)	39,094	397
American Power Conversion (a)	31,487	531
American Standard (a)	32,468	1,254
Avery Dennison (a)	19,439	1,140
Boeing	149,705	11,590
Burlington Northern Santa Fe	67,748	4,668
Caterpillar (a)	124,027	8,790
Cendant (a)	185,920	2,791
Cintas	25,072	885
Cooper Industries	16,919	1,458
CSX (a)	40,236	2,441
Cummins (a)	7,482	875
Danaher (a)	43,041	2,806
Deere & Company	43,776	3,177
Dover	31,029	1,463
Eaton	26,851	1,721
Emerson Electric	75,312	5,944
Equifax	23,682	764
FedEx (a)	54,233	5,679
Fluor (a)	14,661	1,288
General Dynamics	71,140	4,768
General Electric	1,912,842	62,531
Goodrich	21,691	876
H&R Block (a)	65,635	1,493
Honeywell International	155,804	6,030
Illinois Tool Works	74,292	3,397
Ingersoll-Rand, Class A (a)	60,033	2,149
ITT Industries (a)	33,392	1,688
L-3 Communications Holdings	18,628	1,372
Lockheed Martin (a)	64,662	5,152
Masco (a)	76,920	2,056
Monster Worldwide (b)	23,439	938
Navistar International (a) (b)	11,265	252
Norfolk Southern	75,017	3,257
Northrop Grumman	64,481	4,268
Paccar	30,717	2,480
Pall	22,428	585
Parker Hannifin	21,320	1,540
Pitney Bowes (a)	33,035	1,365
R.R. Donnelley & Sons	39,428	1,151
Raytheon	80,605	3,633
Robert Half International	31,208	1,010
Rockwell Automation	31,091	1,927
Rockwell Collins (a)	32,189	1,718
Ryder System (a)	11,446	577
Southwest Airlines (a)	132,553	2,385
Textron	24,142	2,171
Tyco International	365,215	9,528
Union Pacific (a)	46,341	3,939
United Parcel Service, Class B (a)	196,111	13,514
United Technologies	185,791	11,554
W.W. Grainger	15,441	959
Waste Management	99,532	3,422
		233,440

Information Technology - 14.2%
ADC Telecommunications (b)	21,406	262
Adobe Systems (b)	109,319	3,117
Advanced Micro Devices (a) (b)	87,510	1,697
Affiliated Computer Services, Class A (b)	23,943	1,219
Agilent Technologies (b)	77,749	2,211
Altera (a) (b)	65,773	1,138
Analog Devices	66,561	2,152
Andrew (a) (b)	29,146	246
Apple Computer (b)	153,558	10,436
Applied Materials (a)	294,515	4,636
Autodesk (b)	41,873	1,428
Automatic Data Processing	105,938	4,636
Avaya (a) (b)	76,424	708
BMC Software (a) (b)	39,258	919
Broadcom, Class A (a) (b)	82,650	1,983
CA (a)	83,261	1,745
Ciena (a) (b)	107,303	389
Cisco Systems (a) (b)	1,114,387	19,892
Citrix Systems (a) (b)	33,258	1,057
Computer Sciences (b)	33,873	1,775
Compuware (b)	72,263	505
Comverse Technology (b)	36,884	715
Convergys (a) (b)	25,559	488
Corning (b)	284,390	5,423
Dell (a) (b)	426,968	9,257
eBay (a) (b)	208,266	5,013
Electronic Arts (a) (b)	54,515	2,568
Electronic Data Systems (a)	88,802	2,122
EMC (b)	433,794	4,403
First Data	143,264	5,852
Fiserv (b)	33,646	1,469
Freescale Semiconductor, Class B (b)	72,420	2,065
Google, Class A (b)	36,842	14,243
Hewlett-Packard (a)	522,653	16,678
IBM	286,621	22,187
Intel	1,073,893	19,330
Intuit (a) (b)	64,180	1,981
Jabil Circuit (a)	32,512	751
JDS Uniphase (a) (b)	307,636	655
Juniper Networks (a) (b)	103,299	1,389
KLA-Tencor (a)	35,141	1,483
Lexmark International Group, Class A (b)	21,195	1,146
Linear Technology	55,290	1,789
LSI Logic (a) (b)	70,260	576
Lucent Technologies (a) (b)	817,977	1,742
Maxim Integrated Products (a)	59,461	1,747
Micron Technology (a) (b)	110,132	1,717
Microsoft	1,608,446	38,651
Molex (a)	26,187	831
Motorola (a)	446,745	10,168
National Semiconductor (a)	64,869	1,509
NCR (a) (b)	33,314	1,071
Network Appliance (a) (b)	67,729	2,011
Novell (a) (b)	69,270	450
Novellus Systems (a) (b)	24,203	613
NVIDIA (a) (b)	62,274	1,378
Oracle (a) (b)	729,548	10,921
Parametric Technology (a) (b)	19,752	305
Paychex	60,821	2,079
PMC-Sierra (a) (b)	37,700	193
QLogic (a) (b)	29,344	513
QUALCOMM (a)	298,259	10,517
Sabre Holdings, Class A (a)	26,219	543
SanDisk (a) (b)	35,665	1,664
Sanmina - SCI (b)	97,289	337
Seagate Technology, Escrow Shares (b) (d)	44,886	-
Solectron (a) (b)	166,964	504
Sun Microsystems (b)	638,641	2,778
Symantec (a) (b)	197,822	3,436
Symbol Technologies (a)	46,084	509
Tektronix	15,272	416
Tellabs (a) (b)	83,180	782
Teradyne (a) (b)	35,287	464
Texas Instruments	295,156	8,790
Unisys (b)	60,172	308
VeriSign (a) (b)	41,958	752
Waters (a) (b)	20,107	818
Xerox (a) (b)	174,347	2,456
Xilinx (a)	62,893	1,276
Yahoo! (a) (b)	226,402	6,145
		302,128

Materials - 2.9%
Air Products and Chemicals	41,164	2,631
Alcoa	158,454	4,746
Allegheny Technologies (a)	15,928	1,018
Ashland	12,975	863
Ball (a)	12,971	497
Bemis	19,221	590
Dow Chemical (a)	177,830	6,149
E.I. Du Pont de Nemours (a)	167,668	6,650
Eastman Chemical (a)	13,671	678
Ecolab (a)	33,455	1,441
Freeport McMoran Copper & Gold, Class B (a)	33,352	1,820
Hercules (a) (b)	20,002	278
International Flavors & Fragrances (a)	12,950	479
International Paper (a)	90,006	3,090
Louisiana Pacific (a)	19,836	397
MeadWestvaco	33,116	865
Monsanto	98,892	4,251
Newmont Mining (a)	79,987	4,098
NuCor (a)	59,470	3,162
Pactiv (b)	27,146	665
Phelps Dodge (a)	36,837	3,217
PPG Industries	30,673	1,888
Praxair (a)	59,774	3,278
Rohm & Haas	26,271	1,212
Sealed Air (a)	14,896	704
Sigma-Aldrich (a)	12,201	848
Temple-Inland	21,217	902
United States Steel	21,164	1,335
Vulcan Materials (a)	18,486	1,238
Weyerhaeuser	43,489	2,551
		61,541

Telecommunication Services - 3.4%
ALLTEL (a)	65,712	3,625
AT&T (a)	708,570	21,250
BellSouth (a)	331,890	13,000
CenturyTel (a)	23,838	919
Citizens Communications (a)	58,111	746
Embarq (a) (b)	26,798	1,213
Qwest Communications International (a) (b)	285,818	2,284
Sprint (a)	535,967	10,612
Verizon Communications (a)	514,053	17,385
Windstream (a)	76,688	961
		71,995

Utilities - 3.5%
AES (a) (b)	120,201	2,387
Allegheny Energy (b)	29,584	1,215
Ameren (a)	34,667	1,785
American Electric Power	71,476	2,582
Centerpoint Energy (a)	55,278	760
CMS Energy (a) (b)	40,510	568
Consolidated Edison (a)	41,316	1,937
Constellation Energy	30,729	1,780
Dominion Resources (a)	62,933	4,939
DTE Energy (a)	30,230	1,279
Duke Energy	219,170	6,645
Dynegy (a) (b)	67,391	379
Edison International (a)	58,904	2,438
Entergy	41,617	3,209
Exelon (a)	123,856	7,171
FirstEnergy	59,636	3,340
FPL Group (a)	71,829	3,099
KeySpan	32,364	1,303
NICOR (a)	8,198	359
NiSource	47,308	1,076
People's Energy (a)	6,922	292
PG&E (a)	69,751	2,907
Pinnacle West Capital	16,351	703
PPL (a)	66,014	2,246
Progress Energy - Contingent Value Obligation (b)	7,906	2
Progress Energy (a)	44,456	1,936
Public Service Enterprises	43,275	2,918
Sempra Energy	47,268	2,281
Southern	134,524	4,544
TECO Energy	36,028	574
TXU (a)	93,045	5,976
Xcel Energy (a)	72,293	1,449
		74,079
Total Common Stocks
(Cost $1,457,001)		2,106,518

	SHARES/PAR
Short-Term Investments - 0.9%
Money Market Fund - 0.8%
First American Prime Obligations Fund, Class Z (c) (e)	16,025,584	16,026

U.S. Treasury Obligation - 0.1%
U.S. Treasury Bill	$3,000	2,988
4.580%, 08/31/2006 (f)
Total Short-Term Investments
(Cost $19,014)		19,014

Investments Purchased with Proceeds from Securities Lending (g) - 32.0%
(Cost $679,505)		679,505

Total Investments - 132.1%
(Cost $2,155,520)		2,805,037
Other Assets and Liabilities, Net - (32.1)%		(680,701)
Total Net Assets - 100.0%		$2,124,336

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held fair valued securities disclosed in footnote (d).
(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $655,552 at July 31, 2006.
(b)	Non-income producing security.
(c)	Investment in affiliated security. As of July 31, 2006, the market value of these investments was $26,573 or 1.3% of total net assets.
(d)	Security is fair valued and illiquid. As of July 31, 2006, the market value of this investment was $0 or 0.0% of total net assets.
(e)	This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2006.
(g)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral was invested as follows:
Commercial Paper	$ 235,694
Corporate Obligations	191,495
Repurchase Agreements	231,408
Other Short-Term Securities	20,908
Total	$ 679,505

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P 500 Index Futures Contracts	53	$ 16,984	September 2006	$ 653

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE+
Common Stocks - 98.1%
Consumer Discretionary - 13.4%
99 Cents Only Stores (a) (b)	16,427	$170
Abercrombie & Fitch, Class A	27,856	1,475
Advanced Auto Parts (a)	34,392	1,041
Aeropostale (a) (b)	17,278	479
American Eagle Outfitters (a)	41,825	1,374
American Greetings, Class A (a)	21,413	482
AnnTaylor Stores (b)	23,109	949
Applebee's International (a)	24,247	431
ArvinMeritor (a)	22,354	368
Bandag (a)	3,726	128
Barnes & Noble (a)	16,736	561
Beazer Homes USA (a)	13,426	560
Belo, Class A	30,099	485
BLYTH	8,577	150
Bob Evans Farms	11,552	318
Borders Group (a)	21,228	404
BorgWarner (a)	18,124	1,087
Boyd Gaming (a)	14,011	470
Brinker International (a)	27,347	886
Callaway Golf (a)	20,900	264
CarMax (a) (b)	33,278	1,158
Catalina Marketing, Class C	12,519	364
CBRL Group	10,750	351
Cheesecake Factory (a) (b)	24,966	570
Chico's FAS (a) (b)	57,536	1,303
Claire's Stores	31,587	791
Corinthian Colleges (b)	27,258	366
DeVry (b)	18,614	393
Dollar Tree Stores (a) (b)	33,817	900
Emmis Communications, Class A (a) (b)	10,216	151
Entercom Communications (a)	10,965	278
Foot Locker (a)	49,230	1,338
Furniture Brands International (a)	15,502	311
Gamestop, Class A (a) (b)	18,461	768
Gentex (a)	49,396	659
GTECH Holdings	39,643	1,336
Harte-Hanks (a)	18,047	440
Hovnanian Enterprises, Class A (a) (b)	11,385	312
International Speedway, Class A	11,184	506
Laureate Education (a) (b)	15,821	722
Lear (a)	21,350	482
Lee Enterprises (a)	14,461	359
M.D.C. Holdings (a)	8,738	381
Media General, Class A	7,646	279
Michaels Stores	42,497	1,803
Modine Manufacturing	10,641	251
Mohawk Industries (a) (b)	16,804	1,160
O'Reilly Automotive (a) (b)	34,892	989
OSI Restaurant Partners, Inc. (a)	20,706	598
Pacific Sunwear of California (a) (b)	23,686	395
Payless ShoeSource (a) (b)	21,380	553
PETsMART (a)	44,632	1,052
Pier 1 Imports (a)	28,626	195
Polo Ralph Lauren (a)	19,328	1,102
Reader's Digest Association, Class A (a)	31,325	428
Regis	14,391	485
Rent-A-Center (b)	22,038	593
Ross Stores (a)	45,303	1,128
Ruby Tuesday (a)	19,226	422
Ryland Group (a)	14,865	607
Saks (a)	44,187	713
Scholastic (b)	11,552	332
Scientific Games, Class A (a) (b)	20,511	697
Thor Industries (a)	11,056	474
Timberland, Class A (a) (b)	16,786	432
Toll Brothers (a) (b)	37,613	962
Tupperware (a)	16,985	293
Urban Outfitters (a) (b)	35,051	511
Valassis Communications (a) (b)	15,129	311
Washington Post, Class B	1,736	1,338
Westwood One	20,267	135
Williams-Sonoma (a)	36,694	1,167
		45,726
Consumer Staples - 2.0%
BJ's Wholesale Club (a) (b)	21,507	613
Church & Dwight	19,946	728
Energizer Holdings (b)	20,767	1,321
Hormel Foods	22,697	856
JM Smucker	18,275	816
Lancaster Colony	8,093	310
PepsiAmericas	19,540	442
Ruddick (a)	11,062	271
Smithfield Foods (b)	30,027	854
Tootsie Roll Industries (a)	8,236	224
Universal	7,392	261
		6,696
Energy - 9.3%
Arch Coal (a)	44,964	1,706
Cameron International (b)	36,065	1,818
Denbury Resources (a) (b)	37,681	1,306
ENSCO International (a)	48,728	2,252
FMC Technologies (b)	21,889	1,379
Forest Oil (b)	17,374	582
Grant Prideco (b)	41,322	1,881
Hanover Compressor (a) (b)	27,606	525
Helmerich & Payne (a)	33,766	935
Newfield Exploration (a) (b)	40,448	1,876
Noble Energy	55,614	2,815
Overseas Shipholding Group	9,409	606
Patterson-UTI Energy (a)	54,940	1,556
Pioneer Natural Resources (a)	40,865	1,853
Plains Exploration & Production (a) (b)	25,478	1,120
Pogo Producing (a)	19,044	843
Pride International (a) (b)	50,275	1,502
Quicksilver Resources (a) (b)	21,252	752
Smith International (a)	63,703	2,839
Southwestern Energy (a) (b)	53,235	1,831
Tidewater (a)	19,228	917
Western Gas Resources	18,270	1,108
		32,002
Financial - 18.0%
A.G. Edwards	24,382	1,316
AMB Property	27,650	1,450
American Financial Group (a)	15,161	638
AmeriCredit (a) (b)	41,430	1,019
AmerUs Group, Class A (a)	12,043	808
Arthur J. Gallagher (a)	27,108	736
Associated Banc-Corp	43,096	1,351
Astoria Financial (a)	28,079	835
Bank of Hawaii	16,313	808
Brown & Brown	35,350	1,110
Cathay General Bancorp	13,144	483
City National	13,213	881
Colonial BancGroup	47,713	1,212
Cullen/Frost Bankers	14,981	880
Developers Diversified Realty (a)	34,611	1,827
Eaton Vance (a)	41,504	1,028
Everest Re Group	19,479	1,843
Fidelity National Financial	55,170	2,116
First American	29,389	1,088
First Niagara Financial Group	26,987	395
FirstMerit (a)	26,423	579
GATX (a)	16,236	636
Greater Bay Bancorp (a)	17,060	489
Hanover Insurance Group (a)	17,392	805
HCC Insurance Holdings (a)	35,565	1,084
Highwoods Properties	17,659	658
Horace Mann Educators (a)	13,965	237
Hospitality Properties Trust (a)	22,867	996
IndyMac Bancorp (a)	20,577	869
Investors Financial Services (a)	20,660	926
Jefferies Group	32,422	842
Leucadia National	51,410	1,415
Liberty Property Trust	28,058	1,314
Macerich (a)	22,087	1,607
Mack-Cali Realty (a)	18,608	899
Mercantile Bankshares	39,148	1,392
Mercury General (a)	11,148	615
MoneyGram International	27,081	830
New Plan Excel Realty Trust (a)	33,133	859
New York Community Bancorp (a)	83,092	1,357
Ohio Casualty (a)	20,696	536
Old Republic International	72,816	1,549
PMI Group (a)	28,466	1,209
Potlatch (a)	13,411	464
Protective Life	22,087	1,023
Radian Group (a)	26,392	1,624
Raymond James Financial (a)	28,009	814
Rayonier (a)	24,538	977
Regency Centers	20,913	1,341
SEI Investments	20,188	986
StanCorp Financial Group	17,350	748
SVB Financial (a) (b)	12,108	543
TCF Financial (a)	36,143	973
Texas Regional Bancshares, Class A	13,766	522
United Dominion Realty Trust (a)	43,614	1,215
Unitrin	14,451	578
W.R. Berkley	53,475	1,925
Waddell & Reed Financial, Class A (a)	27,193	592
Washington Federal (a)	28,532	638
Webster Financial (a)	17,696	834
Weingarten Realty Investors	25,553	1,021
Westamerica Bancorporation (a)	10,209	491
Wilmington Trust	21,331	929
		61,765
Healthcare - 10.2%
Advanced Medical Optics (a) (b)	21,211	1,045
Affymetrix (a) (b)	21,103	455
Apria Healthcare Group (a) (b)	13,671	240
Beckman Coulter	19,758	1,131
Cephalon (a) (b)	19,224	1,264
Charles River Laboratories International (a) (b)	22,994	816
Community Health Systems (a) (b)	28,913	1,048
Covance (a) (b)	20,451	1,304
Cytyc (b)	36,229	891
DENTSPLY International	49,804	1,559
Edwards Lifesciences (a) (b)	18,991	840
Gen-Probe (b)	16,158	839
Health Net (b)	36,863	1,547
Henry Schein (a) (b)	27,716	1,314
Hillenbrand Industries (a)	19,301	959
Intuitive Surgical (a) (b)	11,572	1,102
Invitrogen (a) (b)	16,801	1,038
Lifepoint Hospitals (b)	18,151	612
Lincare Holdings (b)	30,912	1,076
Martek Biosciences (a) (b)	10,082	282
Medicis Pharmaceutical, Class A	14,540	401
Millennium Pharmaceuticals (b)	98,700	969
Mine Safety Appliances (a)	8,360	332
Omnicare (a)	38,341	1,735
Par Pharmaceutical Companies (b)	10,889	166
PDL BioPharma (a) (b)	35,871	646
Perrigo	26,075	413
Pharmaceutical Product Development	30,424	1,171
Sepracor (a) (b)	33,725	1,666
STERIS	21,729	503
Techne (b)	11,887	591
Triad Hospitals (a) (b)	27,383	1,067
Universal Health Services (a)	17,350	972
Valeant Pharmaceuticals International (a)	29,452	509
Varian (a) (b)	9,899	445
Varian Medical Systems (a) (b)	41,821	1,895
VCA Antech (a) (b)	25,717	899
Vertex Pharmaceuticals (a) (b)	34,584	1,159
		34,901
Industrials - 15.7%
Adesa (a)	28,475	581
AGCO (a) (b)	28,771	661
AirTran Holdings (a) (b)	28,382	356
Alaska Air Group (a) (b)	10,589	393
Alexander & Baldwin (a)	13,948	559
Alliant Techsystems (a) (b)	11,557	926
AMETEK (a)	22,316	947
Banta	7,622	269
Brinks	14,173	781
C.H. Robinson Worldwide (a)	54,335	2,487
Career Education (a) (b)	31,146	886
Carlisle Companies	9,326	745
ChoicePoint (a) (b)	28,510	974
Con-way	15,186	751
Copart (a) (b)	23,447	625
Corporate Executive Board (a)	12,561	1,181
Crane	15,857	609
Deluxe (a)	16,119	274
Donaldson (a)	21,698	714
DRS Technologies (a)	12,400	574
Dun & Bradstreet (a) (b)	20,800	1,388
Dycom Industries (a) (b)	13,114	236
Expeditors International of Washington	67,798	3,083
Fastenal (a)	39,383	1,401
Federal Signal (a)	15,270	228
Flowserve (b)	17,570	910
Graco (a)	21,787	856
Granite Construction	10,725	466
Harsco (a)	13,018	1,049
Herman Miller (a)	21,956	624
HNI	17,144	696
Hubbell, Class B	18,704	879
ITT Educational Services (a) (b)	12,076	814
J.B. Hunt Transport Services (a)	39,332	809
Jacobs Engineering Group (a) (b)	18,495	1,535
JetBlue Airways (a) (b)	51,190	547
Joy Global (a)	38,967	1,462
Kelly Services, Class A	6,397	173
Kennametal	12,255	653
Korn/Ferry International (a) (b)	12,684	236
Lincoln Electric Holdings (a)	13,518	776
Manpower	27,765	1,651
MSC Industrial Direct, Class A	17,040	703
Navigant Consulting (a) (b)	16,271	310
Nordson	10,585	482
Oshkosh Truck	23,623	1,013
Pentair (a)	32,171	924
Precision Castparts	42,245	2,520
Quanta Services (a) (b)	39,587	632
Reliance Steel & Aluminum	20,046	719
Republic Services	38,197	1,534
Rollins	9,609	203
Roper Industries	27,325	1,235
Sequa, Class A (b)	2,102	170
Sotheby's Holdings, Class A (a) (b)	13,628	377
SPX (a)	19,925	1,089
Stericycle (a) (b)	14,029	943
Swift Transportation (b)	17,162	459
Tecumseh Products, Class A (b)	5,876	104
Teleflex	12,743	728
Thomas & Betts (b)	16,840	797
Timken (a)	26,454	852
Trinity Industries (a)	20,746	693
United Rentals (b)	21,971	613
Werner Enterprises (a)	16,406	295
YRC Worldwide (a) (b)	18,462	734
		53,894
Information Technology - 14.8%
3Com (a) (b)	123,024	583
Activision (a) (b)	88,312	1,055
Acxiom	24,078	589
ADTRAN	20,969	459
Advent Software (a) (b)	5,218	163
Alliance Data Systems (a) (b)	21,787	1,118
Amphenol, Class A	28,252	1,584
Arrow Electronics (b)	38,008	1,074
Atmel (a) (b)	138,933	666
Avnet (b)	46,387	844
Avocent (b)	15,550	398
BISYS Group (b)	38,405	472
Cabot Microelectronics (b)	7,989	238
Cadence Design Systems (a) (b)	90,192	1,460
CDW (a)	19,961	1,179
Ceridian (b)	46,179	1,109
CheckFree (a) (b)	28,825	1,283
Cognizant Technology Solutions (a) (b)	43,934	2,877
CommScope (a) (b)	16,857	526
Cree (a) (b)	24,585	485
CSG Systems International (b)	15,455	402
Cypress Semiconductor (a) (b)	43,469	660
Diebold (a)	21,700	877
DST Systems (a) (b)	20,036	1,128
F5 Networks (b)	12,562	582
Fair Isaac	20,781	702
Fairchild Semiconductor International (a) (b)	38,186	625
Fidelity National Information Services (a)	27,349	977
Gartner, Class A (a) (b)	18,902	269
Harris	42,527	1,937
Imation	10,131	413
Ingram Micro (a) (b)	36,617	646
Integrated Device Technology (b)	63,461	982
International Rectifier (a) (b)	22,505	802
Intersil, Class A	47,662	1,121
Jack Henry & Associates	23,790	449
KEMET (b)	27,558	231
Lam Research (b)	43,232	1,798
Lattice Semiconductor (b)	37,814	223
Macrovision (b)	16,574	325
McAfee (b)	50,489	1,088
McDATA, Class A (b)	48,632	156
MEMC Electronic Materials (a) (b)	52,273	1,590
Mentor Graphics (b)	25,433	351
Micrel (a) (b)	20,891	223
Microchip Technology	66,824	2,156
MPS Group (b)	32,676	424
National Instruments (a)	17,609	489
Newport (a) (b)	12,697	232
Palm (a) (b)	29,006	433
Plantronics (a)	15,066	234
Plexus (b)	13,845	345
Polycom (a) (b)	28,391	630
Powerwave Technologies (a) (b)	35,305	280
Reynolds & Reynolds, Class A (a)	16,257	575
RF Micro Devices (b)	61,258	377
RSA Security (b)	23,187	640
Semtech (a) (b)	23,162	299
Silicon Laboratories (a) (b)	14,345	530
SRA International, Class A (a) (b)	11,742	284
Sybase (a) (b)	29,662	624
Synopsys (b)	46,485	832
Tech Data (a) (b)	17,950	667
Transaction Systems Architects, Class A (b)	11,555	428
TriQuint Semiconductor (b)	45,859	216
UTStarcom (a) (b)	34,055	283
Vishay Intertechnology (b)	58,538	821
Western Digital (a) (b)	68,570	1,203
Wind River Systems (b)	23,764	197
Zebra Technology, Class A (b)	22,371	701
		50,619
Materials - 5.9%
Airgas	21,671	786
Albemarle	12,150	613
Bowater (a)	18,553	376
Cabot Microelectronics	19,715	656
Chemtura (a)	77,210	665
Commercial Metals	37,285	846
Cytec Industries (a)	12,611	673
Ferro	13,326	215
Florida Rock Industries (a)	14,130	538
FMC	12,228	754
Glatfelter (a)	11,270	176
Longview Fibre	17,196	362
Lubrizol	21,617	924
Lyondell Chemical (a)	65,151	1,451
Martin Marietta Materials (a)	14,740	1,187
Minerals Technologies (a)	6,389	323
Olin	22,308	358
Packaging Corporation of America	19,934	457
Peabody Energy (a)	83,606	4,172
RPM (a)	37,320	699
Scotts	14,190	557
Sensient Technologies	14,961	298
Sonoco Products	31,594	1,028
Steel Dynamics	13,601	789
Valspar	32,196	793
Worthington Industries (a)	22,711	464
		20,160
Telecommunication Services - 0.5%
Cincinnati Bell (b)	78,719	316
Telephone & Data Systems	31,200	1,275
		1,591
Utilities - 8.3%
AGL Resources	24,684	963
Alliant Energy (a)	38,510	1,393
Aqua America (a)	42,064	917
Aquila (b)	127,254	565
Black Hills (a)	10,649	382
DPL (a)	40,541	1,125
Duquesne Light Holdings	24,791	483
Energy East (a)	46,954	1,142
Equitable Resources	36,964	1,331
Great Plains Energy (a)	23,749	697
Hawaiian Electric Industries (a)	25,732	738
IDACORP (a)	13,451	501
MDU Resources Group	57,155	1,409
National Fuel Gas (a)	25,056	931
Northeast Utilities	42,610	955
NSTAR (a)	33,952	1,058
OGE Energy (a)	27,157	1,028
ONEOK	35,912	1,336
Pepco Holdings (a)	62,091	1,521
PNM Resources (a)	21,862	586
Puget Energy	33,191	737
Questar (a)	27,114	2,402
SCANA (a)	36,401	1,456
Sierra Pacific Resources (a) (b)	63,057	911
Vectren (a)	24,191	673
Westar Energy (a)	27,580	637
WGL Holdings (a)	15,283	459
Wisconsin Energy	37,196	1,570
WPS Resources	12,939	667
		28,573
Total Common Stocks
(Cost $266,282)		335,927
	SHARES/PAR
Short-Term Investments - 1.8%
Money Market Fund - 1.4%
First American Prime Obligations Fund, Class Z (c)	4,794,374	4,794

U.S. Treasury Obligation - 0.4%
U.S. Treasury Bill
4.565%, 08/31/2006 (d)	$1,500	1,494
Total Short-Term Investments
(Cost $6,289)		6,288
Investments Purchased with Proceeds from Securities Lending (e) - 44.9%
(Cost $153,931)		153,931
Total Investments - 144.8%
(Cost $426,502)		496,146
Other Assets and Liabilities, Net - (44.8)%		(153,516)
Total Net Assets - 100.0%		$342,630

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $149,368 at July 31, 2006.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2006.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral invested was as follows:
Commercial Paper	$ 53,393
Corporate Obligations	43,380
Repurchase Agreements	52,422
Other Short-Term Securities	4,736
Total	$ 153,931

Schedule of Open Futures Contracts
	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P Mid Cap 400 Futures Contracts	14	$ 5,225	September 2006	$ 172

Schedule of Investments July 31, 2006 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 95.6%

Consumer Discretionary - 14.1%
1-800 Flowers (a)	3,395	$19
99 Cents Only Stores (a) (b)	5,098	53
A.C. Moore Arts & Crafts (a) (b)	1,799	31
Aaron Rents (b)	4,601	111
ADVO	3,732	135
Aeropostale (a) (b)	6,333	175
AFC Enterprises (a)	2,812	36
Aftermarket Technology (a)	2,424	53
Ambassadors Group (b)	2,116	59
Ambassadors International	797	20
American Axle & Manufacturing Holdings (b)	5,267	86
American Greetings, Class A (b)	5,950	134
America's Car-Mart (a) (b)	1,053	16
Ameristar Casinos	2,944	55
Andersons	1,588	59
Applebee's International (b)	7,648	136
Arbitron	3,586	131
Arctic Cat	1,551	27
ArvinMeritor (b)	8,001	132
Asbury Automotive Group (a)	1,478	30
Audible (a) (b)	2,984	22
Avatar Holdings (a) (b)	703	39
Aztar (a)	4,078	211
Bally Technologies (a) (b)	5,833	96
Bally Total Fitness Holding (a) (b)	4,106	24
Bandag (b)	1,329	46
Bebe Stores	2,635	41
Belo, Class A	9,294	150
Big 5 Sporting Goods	2,431	47
Big Lots (a) (b)	12,961	209
BJs Restaurants (a)	1,633	31
Blockbuster, Class A (a) (b)	21,676	89
Blount International (a) (b)	4,231	46
Blue Nile (a) (b)	1,483	39
Bluegreen (a)	2,608	31
BLYTH	2,894	51
Bob Evans Farms (b)	4,168	115
Bon-Ton Stores (b)	527	13
Books-A-Million	1,580	24
Borders Group	7,115	135
Brookfield Homes (b)	1,806	44
Brown Shoe	3,127	101
Buckle	905	36
Buffalo Wild Wings (a)	870	28
Build-A-Bear Workshop (a) (b)	1,641	35
Building Materials Holding (b)	3,288	70
Cabelas (a) (b)	3,246	60
Cache (a)	1,442	26
California Coastal Communities (a)	925	29
California Pizza Kitchen (a)	2,433	64
Callaway Golf (b)	8,707	110
Carmike Cinemas (b)	1,304	27
Carters (a)	4,964	108
Casual Male Retail Group (a)	3,219	36
Catalina Marketing, Class C	5,868	171
Cato, Class A (b)	3,597	87
Cavco Industries (a)	495	16
CBRL Group (b)	3,104	101
CEC Entertainment (a) (b)	4,191	124
Century Casinos (a)	2,265	25
Champion Enterprises (a) (b)	9,041	60
Charlotte Russe Holding (a)	1,755	46
Charming Shoppes (a) (b)	13,674	141
Charter Communications, Class A (a) (b)	46,198	61
Cherokee	1,064	42
Children's Place Retail Stores (a) (b)	2,400	134
Chipotle Mexican Grill (a) (b)	741	39
Christopher & Banks (b)	4,196	118
Churchill Downs	854	33
Citadel Broadcasting	4,612	43
Citi Trends (a) (b)	704	21
CKE Restaurants (b)	7,045	108
CKX (a)	5,695	67
Coinmach Service	2,774	28
Columbia Sportswear (a) (b)	1,182	59
Conns (a) (b)	870	22
Cooper Tire & Rubber (b)	7,547	75
Core Mark Holding (a)	882	32
Corinthian Colleges (a) (b)	10,079	135
Cosi (a) (b)	3,831	19
Cost Plus (a)	2,628	35
Courier	1,125	40
Cox Radio (a) (b)	4,180	61
Crocs (a) (b)	1,105	31
Crown Media Holdings, Class A (a)	2,275	9
CSK Auto (a)	5,328	65
CSS Industries	767	22
Cumulus Media, Class A (a) (b)	4,923	47
Deb Shops	229	5
Deckers Outdoor (a)	1,215	52
Delias (a)	2,194	16
Denny's (a)	10,835	30
DeVry (a)	6,647	140
Directed Electronics (a)	1,044	12
Dominos Pizza (b)	4,039	92
Dover Downs Gaming & Entertainment	1,399	22
Dover Motorsports	2,215	13
Dress Barn (a) (b)	5,036	109
Drew Industries (a) (b)	1,875	44
Drugstore.com (a)	8,458	24
DSW (a) (b)	1,570	54
DXP Enterprises (a)	193	7
Emmis Communications, Class A (a) (b)	3,649	54
Entercom Communications (b)	3,655	93
Entravision Communications (a) (b)	7,339	57
Ethan Allen Interiors (b)	3,868	144
Finish Line, Class A	4,804	59
Fisher Communications (a)	610	25
Fleetwood Enterprises (a) (b)	6,848	49
Fossil (a) (b)	5,174	94
Fred's (b)	4,696	56
FTD Group (a)	1,752	25
Furniture Brands International (b)	5,215	105
Gaiam (a)	1,806	24
Gaylord Entertainment (a) (b)	4,545	174
Gemstar-TV Guide International (a)	28,103	81
Genesco (a) (b)	2,655	72
GenTek (a)	1,139	34
Gray Television	4,936	33
Great Wolf Resorts (a)	2,895	35
Group 1 Automotive (b)	2,769	170
GSI Commerce (a)	4,364	56
Guess ? (a) (b)	2,335	99
Guitar Center (a) (b)	3,043	129
Gymboree (a)	3,709	124
Harris Interactive (a)	6,614	38
Hartmarx (a)	3,497	22
Haverty Furniture	2,222	34
Hibbett Sporting Goods (a)	4,075	81
Home Solutions of America (a) (b)	4,196	24
Hooker Furniture	1,013	16
Hot Topic (a)	5,116	75
Hovnanian Enterprises, Class A (a) (b)	5,336	146
Iconix Brand Group (a) (b)	3,909	55
IHOP (b)	2,241	102
IMPCO Technologies (a)	2,495	25
Insight Enterprises (a) (b)	5,523	94
Interactive Data (a)	3,459	65
Interface, Class A (a)	5,212	64
INVESTools (a)	5,039	41
iRobot (a) (b)	998	17
Isle of Capri Casinos (a) (b)	1,613	38
Jack in the Box (a)	3,937	155
JAKKS Pacific (a)	2,955	49
Jo-Ann Stores (a) (b)	2,875	41
JOS A Bank Clothiers (a) (b)	1,923	48
Journal Communications	4,263	45
Journal Register	4,461	34
K2 (a)	5,681	60
Kellwood (b)	2,947	78
Kenneth Cole Productions	1,288	31
Keystone Automotive Industries (a)	1,877	80
Kimball International	2,118	38
Krispy Kreme Doughnuts (a) (b)	6,308	53
K-Swiss, Class A	2,954	83
Lakes Entertainment (a)	2,032	18
Landry's Restaurants	2,093	59
La-Z-Boy (b)	6,233	79
LeapFrog Enterprises (a) (b)	3,698	37
Lear (b)	7,469	169
Lee Enterprises (b)	5,100	127
Levitt, Class A	2,037	23
Life Time Fitness (a) (b)	3,204	145
Lifetime Brands (b)	1,256	26
Lin TV, Class A (a) (b)	3,058	20
Lithia Motors	1,760	50
Live Nation (a)	6,685	140
LKQ (a) (b)	4,985	112
LodgeNet Entertainment (a)	2,243	42
Lodgian (a) (b)	2,790	33
Lone Star Steakhouse & Saloon	1,628	38
Luby's (a)	3,123	27
M/I Homes	1,418	46
Maidenform Brands (a)	1,621	22
Marcus	2,382	47
Marine Products	1,550	13
MarineMax (a) (b)	1,570	33
Martha Stewart Living (a) (b)	2,669	45
Marvel Entertainment (a) (b)	5,251	93
McCormick & Schmick's Seafood Restaurant (a)	1,099	21
Media General, Class A	2,405	88
Mediacom Communications (a)	7,365	46
Men's Wearhouse	5,196	162
Meritage Homes (a)	2,461	95
Midas (a) (b)	1,826	31
Modine Manufacturing	3,553	84
Monaco Coach	3,114	33
Monarch Casino & Resort (a)	1,202	23
Monro Muffler Brake	1,197	37
Morgans Hotel Group (a)	2,006	27
Morningstar (a)	1,568	59
Mortons Restaurant Group (a)	469	7
Movado Group (b)	2,092	47
MTR Gaming Group (a)	2,662	23
Multimedia Games (a) (b)	3,130	31
National Presto Industries	467	25
Nautilus Group (b)	3,973	50
Navigant International (a)	1,213	20
Netflix (a)	4,323	89
New York & Company (a)	2,384	24
Noble International	1,456	22
Oakley	2,995	49
O'Charleys (a)	2,628	42
Orleans Homebuilders	347	5
Outdoor Channel Holdings (a)	959	10
Overstock.com (a) (b)	1,297	22
Oxford Industries (b)	1,640	58
P.F. Chang's China Bistro (a) (b)	3,241	98
Pacific Sunwear of California (a) (b)	8,616	144
Palm Harbor Homes (a)	1,139	17
Pantry (a)	2,528	125
Papa John's International (a)	2,748	88
Payless ShoeSource (a) (b)	7,664	198
Pep Boys - Manny, Moe & Jack	6,607	71
Perry Ellis International (a)	763	20
PETCO Animal Supplies (a)	6,577	185
PetMed Express (a) (b)	2,092	24
Phillips Van-Heusen	6,095	217
Pier 1 Imports (b)	9,825	67
Pinnacle Entertainment (a)	5,148	141
Playboy Enterprises, Class B (a)	2,443	24
Polaris Industries (b)	4,364	167
Prestige Brand Holdings (a)	3,341	29
Priceline.com (a) (b)	2,872	77
PRIMEDIA (a) (b)	22,136	37
Private Media Group (a) (b)	2,809	13
Progressive Gaming International (a) (b)	3,874	29
ProQuest (a)	2,990	35
Quantum Fuel Systems Technologies Worldwide (a) (b)	6,346	19
Quiksilver (a) (b)	12,899	167
Radio One (a)	8,870	64
RARE Hospitality International (a) (b)	4,047	106
Raser Technologies (a) (b)	2,263	18
RC2 (a)	2,322	79
RCN (a)	2,734	66
Reader's Digest Association, Class A (b)	11,366	155
Red Robin Gourmet Burgers (a) (b)	1,818	71
Regis (b)	5,135	173
Rent-A-Center (a)	7,741	208
Restoration Hardware (a) (b)	4,042	27
Retail Ventures (a)	2,001	35
Riviera Holdings (a)	1,055	22
Ruby Tuesday (b)	6,774	149
Russ Berrie and Company (a)	337	4
Russell (b)	4,063	73
Ruth's Chris Steak House (a)	1,945	35
Ryans Restaurant Group (a)	4,792	76
Salem Communications	1,463	18
Sauer-Danfoss	1,184	29
Scholastic (a)	3,630	104
Sealy	1,690	23
Select Comfort (a) (b)	6,403	129
Shiloh Industries (a)	538	9
Shoe Carnival (a)	938	21
Shuffle Master (a) (b)	4,179	122
Sinclair Broadcast Group, Class A (b)	4,958	42
Six Flags (a) (b)	9,098	48
Skechers USA (a)	1,525	33
Skyline (b)	885	33
Smith & Wesson (a)	3,252	27
Sonic (a)	8,851	174
Sonic Automotive, Class A (b)	3,469	80
Source Interlink Companies (a) (b)	3,794	44
Spanish Broadcasting System (a)	4,912	23
Speedway Motorsports	1,809	65
Sportsman's Guide (a)	817	25
Stage Stores (b)	3,058	91
Stamps.com (a)	2,055	42
Stanley Furniture	1,561	35
Steak 'N Shake (a)	3,333	49
Stein Mart	2,927	38
Steinway Musical Instruments (a)	911	22
Steven Madden	2,652	89
Stride Rite	4,328	55
Sun-Times Media Group	8,351	68
Superior Industrial International (b)	2,530	46
Systemax (a)	1,502	12
Talbots	2,533	52
Tarragon Realty Investors	1,314	17
Technical Olympic USA	1,728	21
Tempur-Pedic International (a) (b)	5,076	74
Tenneco Automotive (a) (b)	4,977	116
Texas Roadhouse, Class A (a) (b)	5,684	61
Timberland, Class A (a) (b)	5,226	135
TiVo (a) (b)	8,547	58
Triarc, Class B	5,955	83
True Religion Apparel (a) (b)	1,469	27
Trump Entertainment Resorts (a)	2,683	49
Tuesday Morning (b)	3,087	45
Tupperware (b)	6,059	105
Tween Brands (a)	3,966	148
Under Armour (a) (b)	2,318	93
UniFirst	1,110	35
Universal Electronics (a)	1,679	30
Vail Resorts (a)	3,400	118
Valassis Communications (a)	5,702	117
ValueVision Media (a)	2,686	29
Visteon (a) (b)	15,365	110
Volcom (a)	1,462	29
Warnaco Group, Class A (a)	5,422	97
WCI Communities (a) (b)	4,145	65
West Marine (a) (b)	1,556	20
Westwood One	6,958	46
Wet Seal, Class A (a)	6,757	31
Weyco Group	293	7
Winnebago Industries (b)	3,963	115
WMS Industries (a)	2,673	71
Wolverine World Wide (b)	6,198	158
World Wrestling Entertainment	2,272	37
Xerium Technologies	1,915	20
Yankee Candle	4,803	117
Zale (a)	5,782	148
Zumiez (a) (b)	1,607	48
		20,147
Consumer Staples - 2.7%
Alico	545	30
Alliance One International	10,303	41
American Oriental Bioengineering (a)	4,979	26
Arden Group, Class A	203	20
Boston Beer, Class A (a)	642	19
Casey's General Stores	5,656	128
Central European Distribution (a)	3,260	79
Central Garden and Pet (a) (b)	2,402	95
Chattem (a)	2,102	71
Chiquita Brands International	4,977	67
Coca-Cola Bottling	529	32
Darling International (a)	7,634	35
Delta & Pine Land	4,265	146
Diamond Foods	1,358	21
Elizabeth Arden (a) (b)	2,990	50
Farmer Brothers	802	17
Flowers Foods	5,722	163
Gold Kist (a)	5,878	82
Great Atlantic & Pacific Tea (b)	2,085	50
Green Mountain Coffee Roasters (a)	610	24
Hain Celestial Group (a) (b)	3,485	75
Imperial Sugar	1,260	30
Ingles Markets, Class A	1,381	28
Inter Parfums	584	11
J&J Snack Foods (b)	1,492	45
Jones Soda (a)	2,466	23
Lancaster Colony	2,201	84
Lance	3,522	84
Longs Drug Stores	3,509	144
M & F Worldwide (a)	1,373	24
Mannatech	1,887	27
Maui Land & Pineapple (a)	508	19
Medifast (a)	1,295	21
MGP Ingredients (b)	1,064	25
Nash-Finch (b)	1,526	34
National Beverage	1,220	20
NBTY (a)	6,349	187
Nu Skin Enterprises, Class A	6,177	88
Parlux Fragrances (a) (b)	1,482	14
Pathmark Stores (a)	5,440	47
Peets Coffee & Tea (a)	1,807	51
Performance Food Group (a)	3,894	109
Pilgrim's Pride	4,221	108
Playtex Products (a)	6,227	71
Premium Standard Farms	1,005	17
PriceSmart (a)	887	11
Ralcorp Holdings (a)	2,985	124
Reddy Ice Holdings	1,414	32
Revlon (a)	17,286	16
Ruddick (b)	3,852	94
Sanderson Farms (b)	1,939	50
Seaboard (b)	43	49
Smart & Final (a)	1,500	23
Spartan Stores	2,429	36
Spectrum Brands (a) (b)	3,864	26
Tiens Biotech Group USA (a)	654	3
Tootsie Roll Industries (b)	3,445	94
Topps	4,398	36
TreeHouse Foods (a)	3,108	74
United Natural Foods (a) (b)	4,817	145
Universal (b)	2,852	101
Usana Health Sciences (a) (b)	1,211	54
Vector Group (b)	4,266	69
Village Super Market	183	12
WD-40 Company	1,849	60
Weis Markets	912	36
Wild Oats Markets (a) (b)	3,416	61
		3,788
Energy - 5.6%
Allis Chalmers Energy (a)	1,527	24
Alon USA Energy	1,056	40
Arena Resources (a) (b)	1,199	44
Atlas America (a)	2,140	97
ATP Oil & Gas (a) (b)	2,139	88
Atwood Oceanics (a) (b)	3,021	142
Aurora Oil & Gas (a)	7,420	33
Basic Energy Services (a)	1,394	38
Berry Petroleum, Class A	4,050	136
Bill Barrett (a)	3,174	98
Bois D' Arc Energy (a)	1,585	26
Brigham Exploration (a)	5,071	36
Bristow Group (a) (b)	2,785	94
Bronco Drilling (a)	1,515	31
Callon Petroleum (a)	2,265	42
Carbo Ceramics (b)	2,417	94
Carrizo Oil & Gas (a)	2,350	70
Clayton Williams Energy (a)	780	27
Complete Production Services (a)	2,342	48
Comstock Resources (a) (b)	4,848	143
Crosstex Energy (b)	876	86
Dawson Geophysical (a)	839	27
Delek US Holdings (a)	597	10
Delta Petroleum (a) (b)	5,899	105
Dril-Quip (a)	1,234	104
Edge Petroleum (a)	1,966	42
Encore Acquisition (a)	5,375	164
Energy Partners (a) (b)	4,274	78
EXCO Resources (a) (b)	5,798	75
Exploration Company of Delaware (a)	3,252	39
Gasco Energy (a) (b)	8,950	37
GeoGlobal Resources (a) (b)	3,341	14
Giant Industries (a)	1,629	116
GMX Resources (a) (b)	896	31
Goodrich Petroleum (a) (b)	1,416	48
Grey Wolf (a) (b)	22,792	175
Gulf Island Fabrication	764	19
GulfMark Offshore (a)	1,773	56
Gulfport Energy (a)	1,434	18
Hanover Compressor (a) (b)	10,922	208
Harvest Natural Resources (a)	4,296	60
Hercules Offshore (a)	2,260	81
Hornbeck Offshore Services (a)	2,411	84
Houston Exploration (a) (b)	3,231	206
Hydril (a) (b)	2,268	157
Input/Output (a) (b)	8,216	81
International Coal Group (a) (b)	11,829	80
James River Coal (a) (b)	1,570	34
KFX (a) (b)	7,530	117
Lone Star Technologies (a) (b)	3,615	170
Lufkin Industries (b)	1,684	104
Mariner Energy (a) (b)	8,147	147
Maritrans	1,135	26
MarkWest Hydrocarbon	869	23
Matrix Service (a) (b)	2,325	28
Maverick Tube (a) (b)	4,182	267
McMoRan Exploration (a) (b)	2,602	49
Meridian Resource (a)	9,190	33
Metretek Technologies (a)	1,750	29
Natco Group (a)	1,630	62
Newpark Resources (a) (b)	10,014	61
NGP Capital Resources	2,512	34
NS Group (a) (b)	2,614	132
Oil States International (a) (b)	5,204	167
Pacific Ethanol (a) (b)	2,391	45
Parallel Petroleum (a)	4,015	100
Parker Drilling (a)	11,337	82
Penn Virginia (b)	2,113	144
Petrocorp, Escrow Shares (a) (c)	2,040	-
Petrohawk Energy (a) (b)	15,941	187
Petroleum Development (a)	2,088	93
PetroQuest Energy (a) (b)	4,807	56
PHI (a)	1,560	49
Pioneer Drilling (a)	4,611	70
PrimeEnergy (a)	83	5
Quest Resource (a) (b)	2,180	27
RAM Energy Resources (a) (b)	2,325	13
Rentech (a) (b)	15,407	74
Resource America, Class A	1,902	38
Rosetta Resources (a) (b)	5,599	101
RPC (b)	2,732	63
Stone Energy (a)	2,807	131
SulphCo (a)	3,878	24
Superior Well Services (a)	1,186	30
Swift Energy (a) (b)	3,234	155
Syntroleum (a)	4,663	24
Toreador Resources (a) (b)	1,806	46
Transmeridian Exploration (a) (b)	7,729	39
TransMontaigne (a)	4,447	50
Trico Marine Service (a)	971	36
Union Drilling (a)	1,003	15
Universal Compression Holdings (a)	3,128	199
Vaalco Energy (a)	6,423	58
Veritas DGC (a) (b)	4,182	240
Warren Resources (a) (b)	5,947	85
Warrior Energy (a)	1,078	23
Western Refining	2,485	57
Westmoreland Coal (a)	749	18
W-H Energy Services (a) (b)	3,417	188
Whiting Petroleum (a) (b)	3,860	180
World Fuel Services (b)	3,018	143
		7,923
Financial - 21.8%
1st Source	1,338	43
21st Century Insurance Group	3,301	51
Aames Investment	4,919	24
Acadia Realty Trust	3,233	77
Accredited Home Lenders Holdings (a) (b)	2,099	95
Ace Cash Express (a) (b)	1,368	40
Advance America Cash Advance Centers (b)	7,791	104
Advanta, Class B	2,269	82
Affirmative Insurance	1,014	16
Affordable Residential Communities (a) (b)	3,493	38
Agree Realty	431	14
Alabama National BanCorporation (b)	1,604	109
Alexander's (a)	311	85
Alexandria Real Estate Equities	2,567	242
Alfa	3,711	61
AMCORE Financial	2,417	69
American Campus Communities	1,804	46
American Equity Investment Life Holding	6,166	67
American Financial Realty Trust	13,347	155
American Home Mortgage Investment (b)	4,685	164
American Physicians Capital (a)	799	37
American West Bancorp	1,585	34
Ameris Bancorp	1,345	34
Anchor Bancorp	2,609	78
Anthracite Capital	6,573	81
Anworth Mortgage Asset	6,040	48
Apollo Investment (b)	8,091	156
Arbor Realty Trust	1,015	26
Ares Capital	3,272	53
Argonaut Group (a)	3,481	102
Arrow Financial	1,406	38
Ashford Hospitality Trust (b)	5,396	63
Asta Funding (b)	1,235	41
Baldwin & Lyons, Class B	971	24
BancFirst	979	47
Bancorp Bank (a)	1,191	30
BancTrust Financial Group	1,320	36
Bank Mutual	7,089	87
Bank of Granite	1,784	39
Bank of the Ozarks (b)	1,648	53
BankAtlantic Bancorp, Class A (b)	4,998	69
BankFinancial	1,930	33
BankUnited Financial, Class A (b)	3,050	90
Banner	1,319	51
Berkshire Hills Bancorp	796	28
BFC Financial (a)	1,089	7
BioMed Realty Trust (b)	5,723	171
Boston Private Financial (b)	3,681	93
Bristol West Holdings	1,972	29
Brookline Bancorp (b)	7,365	96
Cadence Financial	357	8
Calamos Asset Management	2,751	74
Camden National	950	42
Capital City Bank Group	1,556	51
Capital Corporation of the West	1,110	35
Capital Lease Funding (b)	3,502	39
Capital Southwest (b)	326	35
Capital Title Group	2,869	22
Capital Trust	1,588	55
Capitol Bancorp	1,546	62
Cardinal Financial (b)	2,717	29
Cascade Bancorp	2,008	69
Cash America International	3,495	120
Cathay General Bancorp (b)	5,191	191
Cedar Shopping Centers	2,848	43
Centennial Bank Holdings (a)	5,438	57
Center Financial	1,475	37
Centerstate Banks of Florida	385	7
Centracore Properties Trust	1,455	38
Central Pacific Financial	3,629	127
Charter Financial	627	23
CharterMac (b)	5,808	112
Chemical Financial (b)	3,012	92
Chittenden	5,296	149
Citizens Banking (b)	4,758	121
Citizens First Bancorp	611	15
City Bank	927	49
City Holdings	2,052	80
Clark (b)	2,032	25
Clayton Holdings (a)	961	13
Clifton Savings Bancorp	2,145	24
CNA Surety (a)	1,782	33
Coastal Financial (b)	1,907	25
CoBiz (b)	1,973	46
Cohen & Steers	1,155	29
Columbia Bancorp Oregon (b)	646	16
Columbia Banking System	1,787	56
Commerce Group	5,503	166
Commercial Capital Bancorp	5,569	88
Community Bancorp	367	15
Community Bancorp - Nevada (a)	288	10
Community Bank System (b)	3,465	73
Community Banks	2,582	67
Community Trust Bancorp	1,774	65
Compass Diversified Trust	1,461	21
CompuCredit (a)	2,385	78
Consolidated-Tomoka Land	750	45
Corporate Office Properties Trust (b)	4,030	181
Corus Bankshares (b)	4,418	102
Cousins Properties (b)	4,690	149
Crawford & Company	1,831	14
Credit Acceptance (a)	810	22
Crescent Real Estate Equities	7,858	153
CVB Financial (b)	7,026	105
Deerfield Triarc Capital	4,659	63
Delphi Financial Group, Class A (b)	4,990	190
DiamondRock Hospitality (b)	6,142	99
Digital Realty Trust	2,051	56
Dime Community Bancshares (b)	3,397	47
Direct General (b)	1,781	30
Dollar Financial (a)	1,072	22
Donegal Group, Class A	1,722	33
Doral Financial	9,829	50
Downey Financial (b)	1,856	123
EastGroup Properties (b)	2,950	139
Education Realty Trust (b)	2,861	45
EMC Insurance Group	952	28
Enstar Group (a)	402	37
Enterprise Financial Services	1,076	30
Entertainment Properties Trust (b)	3,049	130
Equity Inns	6,442	102
Equity Lifestyle Properties (b)	2,646	114
Equity One (b)	4,365	95
eSpeed, Class A (a)	2,673	23
Extra Space Storage	4,396	70
Ezcorp (a)	1,318	55
F.N.B.	6,638	110
F.N.B. - Virginia	832	31
Farmers Capital Bank	932	30
FBL Financial Group, Class A	1,033	33
Federal Agricultural Mortgage, Class C	1,274	34
FelCor Lodging Trust	5,978	132
Fidelity Bankshares	2,680	103
Fieldstone Investment	5,830	53
Financial Federal (b)	2,983	80
First Acceptance (a)	2,078	25
First Bancorp - North Carolina	1,364	30
First Bancorp of Puerto Rico (b)	7,812	74
First Busey	1,597	33
First Cash Financial Services (a)	2,987	57
First Charter	3,469	82
First Commonwealth Financial - Pennsylvania (b)	7,980	104
First Community Bancorp	1,864	102
First Community Bancshares - Nevada	1,332	44
First Financial - Indiana	1,541	46
First Financial Bancorp - Ohio (b)	3,660	55
First Financial Bankshares	2,197	84
First Financial Holdings	1,475	48
First Indiana (b)	1,711	43
First Industrial Realty Trust (b)	5,131	207
First Merchants	2,214	52
First Midwest Bancorp (b)	5,189	185
First Niagara Financial Group	12,782	187
First Oak Brook Bancshares	1,048	38
First Place Financial	1,785	42
First Potomac Realty Trust (b)	2,276	64
First Regional Bancorp (a)	332	33
First Republic Bank - California (b)	2,585	110
First South Bancorp (b)	473	15
First State Bancorp - New Mexico	1,815	44
FirstBank, Fractional Shares (a) (c)	0.27	-
FirstFed Financial (a) (b)	1,940	110
FirstMerit	8,035	176
Flag Financial	978	24
Flagstar Bancorp (b)	4,287	62
Flushing Financial	2,596	43
FPIC Insurance Group (a) (b)	1,217	47
Franklin Bank (a)	1,496	29
Franklin Street Properties (b)	4,753	88
Fremont General (b)	7,409	132
Friedman Billings Ramsey Group (b)	15,608	143
Frontier Financial	2,935	113
GAMCO Investors	853	31
GB&T Bancshares	1,561	33
Getty Realty (b)	2,319	66
GFI Group (a) (b)	1,330	76
Glacier Bancorp	3,564	109
Gladstone Capital (b)	1,450	32
Gladstone Investment	2,110	31
Glenborough Realty Trust	2,896	64
Glimcher Realty Trust	4,821	114
GMH Communities Trust	4,334	54
Gramercy Capital (b)	1,375	35
Great American Financial Resources	1,095	22
Great Southern Bancorp	1,247	34
Greater Bay Bancorp (b)	5,840	167
Greene County Bancshares	472	16
Greenhill & Company (b)	1,965	114
Hancock Holding (b)	3,153	163
Hanmi Financial	4,470	85
Harbor Florida Bancshares (b)	2,751	122
Harleysville Group	1,697	54
Harleysville National	3,145	66
Harris & Harris Group (a)	2,337	24
Healthcare Realty Trust (b)	4,834	160
Heartland Financial USA	1,541	41
Heritage Commerce	1,650	41
Heritage Property Investment Trust (b)	3,268	118
Hersha Hospitality Trust	2,815	26
Highland Hospitality (b)	5,727	76
Highwoods Properties	6,358	237
Hilb, Rogal & Hobbs (b)	3,659	148
Home Properties	3,596	201
HomeBanc (b)	6,315	52
Horace Mann Educators (b)	5,120	87
Horizon Financial	1,208	35
IBERIABANK	1,202	69
IMPAC Mortgage Holdings	9,318	100
Independence Holdings	710	15
Independent Bank	1,930	65
Independent Bank - Michigan	2,604	67
Infinity Property & Casualty	2,472	102
Inland Real Estate (b)	7,341	119
Innkeepers USA Trust (b)	5,692	96
Integra Bank	1,958	48
Interchange Financial Services	2,551	58
International Bancshares	4,416	128
International Securities Exchange (b)	4,242	173
Intervest Bancshares (a)	540	24
Investors Bancorp (a) (b)	4,417	59
Investors Real Estate Trust (b)	6,597	62
Irwin Financial	2,350	46
ITLA Capital (b)	690	34
James River Group (a)	1,018	28
JER Investors Trust	2,084	32
Kansas City Life Insurance	93	4
Kearny Financial	3,029	45
Kite Realty Group Trust	2,886	45
KKR Financial (b)	8,235	191
KNBT Bancorp	3,827	61
Knight Capital Group, Class A (a) (b)	12,257	203
LaBranche (a) (b)	6,291	62
Lakeland Bancorp (b)	2,291	33
Lakeland Financial	1,800	44
LandAmerica Financial Group (b)	2,121	135
Lasalle Hotel Properties (b)	4,145	171
Lexington Corporate Properties Trust (b)	6,696	133
LTC Properties	2,168	48
Luminent Mortgage Capital	5,100	49
Macatawa Bank (b)	2,034	47
MAF Bancorp	3,559	146
Maguire Properties (b)	4,400	165
MainSource Financial Group	1,483	25
MarketAxess Holdings (a) (b)	3,182	32
Marlin Business Services (a)	917	19
MB Financial (b)	2,575	92
MBT Financial	1,830	29
MCG Capital	5,215	85
Meadowbrook Insurance Group (a)	2,805	27
Medallion Financial	1,310	16
Medical Properties Trust	3,492	43
Mercantile Bank	936	38
MetroCorp Bancshares	179	6
MFA Mortgage Investments	9,838	68
Mid-America Apartment Communities (b)	2,275	130
Midland	1,226	46
Mid-State Bancshares	2,732	74
Midwest Banc Holdings (b)	1,639	36
Mills	6,309	146
MortgageIT Holdings	3,243	47
Move (a)	12,191	54
MVC Capital	1,907	25
Nara Bancorp	2,268	42
NASB Financial	473	16
National Financial Partners (b)	4,132	186
National Health Investors (b)	2,802	71
National Interstate	1,767	46
National Penn Bancshares (b)	5,147	105
National Penn Bancshares, Fractional Shares (a) (c)	0.50	-
National Retail Properties	6,445	134
National Western Life Insurance, Class A	266	61
Nationwide Health Properties (b)	7,610	181
Navigators Group (a)	1,292	55
NBT Bancorp	3,685	87
NetB@nk	5,895	32
NewAlliance Bancshares	13,248	187
Newcastle Investment (b)	5,258	135
Newkirk Realty Trust (b)	1,496	24
Northern Empire Bancshares (a)	1,168	27
NorthStar Realty Finance	3,243	39
Northwest Bancorp	2,427	61
NovaStar Financial (b)	3,520	122
NYMAGIC	479	15
OceanFirst Financial	1,391	30
Ocwen Financial (a)	3,925	55
Odyssey Re Holdings (b)	870	23
Ohio Casualty (b)	7,149	185
Old National Bancorp	7,798	149
Old Second Bancorp (b)	1,718	51
Omega Financial	1,585	48
OMEGA Healthcare Investors (b)	6,249	84
optionsXpress Holdings (b)	2,549	67
Oriental Financial Group	2,537	32
Pacific Capital Bancorp	5,231	154
Park National (b)	1,389	141
Parkway Properties	1,719	78
Partners Trust Financial Group (b)	4,550	48
PennFed Financial Services	1,352	24
Pennsylvania (b)	4,301	169
Penson Worldwide (a)	832	14
Peoples Bancorp - Ohio	1,309	39
PFF Bancorp	2,218	83
Phoenix Companies	11,806	161
Pinnacle Financial Partners (a)	1,259	42
Piper Jaffray Companies (a) (b)	2,345	120
Placer Sierra Bancshares	893	19
PMA Capital (a) (b)	4,134	41
Post Properties (b)	4,746	228
Potlatch (b)	4,962	172
Premierwest Bancorp	1,899	29
Presidential Life	2,443	59
PrivateBancorp (b)	1,890	89
ProAssurance (a) (b)	3,167	157
Prosperity Bancshares	2,499	88
Provident Bankshares (b)	3,889	143
Provident Financial Services	7,837	141
Provident New York Bancorp	4,396	59
PS Business Parks	2,161	130
QC Holdings (a)	732	10
R&G Financial	3,322	28
RAIT Investment Trust (b)	3,520	100
Ramco-Gershenson Properties Trust (b)	2,216	65
Realty Income (b)	8,233	188
Redwood Trust (b)	2,536	121
Renasant	1,376	62
Republic Bancorp	9,207	120
Republic Bancorp - Kentucky, Class A	995	21
Republic Property Trust	1,851	19
Rewards Networks (a)	2,955	13
RLI (b)	2,754	130
Rockville Financial (a)	1,250	18
S&T Bancorp	3,179	99
Safety Insurance Group	1,529	81
Sanders Morris Harris Group	1,866	27
Sandy Spring Bancorp (b)	1,673	60
Santander Bancorp	669	15
Saul Centers	1,744	70
Saxon Capital (b)	6,180	70
SCBT Financial	963	36
SCPIE Holdings (a)	1,121	26
SeaBright Insurance Holdings (a)	1,773	23
Seacoast Banking	1,784	53
Security Bank	1,420	32
Selective Insurance Group (b)	3,326	170
Senior Housing Properties Trust	7,130	133
Shore Bancshares	484	14
Sierra Bancorp	493	15
Signature Bank (a)	2,821	91
Simmons First National, Class A	1,714	49
Sizeler Property Investors	2,565	41
Smithtown Bancorp (b)	868	23
Southside Bancshares	1,211	30
Southwest Bancorp - Oklahoma	1,616	43
Sovran Self Storage (b)	2,282	118
Spirit Finance	8,651	96
State Auto Financial	1,731	52
State National Bancshares (b)	801	30
Sterling Bancorp	2,199	44
Sterling Bancshares	5,405	106
Sterling Financial - Pennsylvania	3,053	66
Sterling Financial - Washington	4,001	128
Stewart Information Services	2,040	70
Stifel Financial (a)	1,099	37
Strategic Hotels & Resorts	7,513	150
Suffolk Bancorp	1,408	45
Summit Bancshares	554	16
Sun Bancorp - New Jersey (a)	1,640	29
Sun Communities (b)	2,248	72
Sunstone Hotel Investors (b)	5,961	169
Superior Bancorp (a)	1,844	20
Susquehanna Bancshares	5,324	129
SVB Financial (a) (b)	4,019	180
SWS Group	1,899	50
SY Bancorp	1,442	43
Tanger Factory Outlet Centers	4,183	138
Taylor Capital Group	598	19
Technology Investment Capital	1,700	24
Tejon Ranch (a)	1,165	48
Texas Capital Bancshares (a) (b)	2,672	52
Texas Regional Bancshares, Class A	5,168	196
Texas United Bancshares	655	21
Thomas Weisel Partners Group (a)	757	11
TierOne	2,393	81
Tompkins Trustco	949	40
Tower Group	2,213	66
Tradestation Group (a)	2,862	42
Trammell Crow (a) (b)	3,983	137
Triad Guaranty (a)	1,014	51
TriCo Bancshares	1,732	43
TrustCo Bank Corporation of New York (b)	8,588	95
Trustmark	5,397	171
Trustreet Properties (b)	7,656	102
UCBH Holdings (b)	10,442	174
UMB Financial	2,590	89
Umpqua Holdings (b)	6,921	181
Union Bankshares	1,119	48
United Bankshares	4,271	152
United Community Banks (b)	3,606	114
United Community Financial	3,451	45
United Fire & Casualty	1,942	58
United PanAm Financial (a)	853	16
United Security Bancshares (b)	827	18
Universal American Financial (a)	4,221	52
Universal Health Realty Income Trust (b)	1,559	51
Univest Corporation of Pennsylvania	1,461	43
Urstadt Biddle Properties, Class A	2,900	49
USB Holding	1,428	31
USB Holding, Fractional Shares (a) (c)	0.10	-
USI Holdings (a)	5,352	67
U-Store-It Trust	4,587	87
Vineyard National Bancorp	1,085	30
Virginia Commerce Bancorp (a)	1,981	46
Virginia Financial Group	818	34
W Holding Company (b)	12,837	68
Waddell & Reed Financial, Class A (b)	9,009	196
Washington Real Estate Investment Trust	5,023	186
Washington Trust Bancorp	1,602	43
WesBanco	2,592	77
West Bancorp (b)	2,098	36
West Coast Bancorp - Oregon	1,883	57
Westamerica Bancorporation (b)	3,704	178
Western Alliance Bancorp (a)	1,008	38
Westfield Financial	491	14
Willow Grove Bancorp	933	15
Wilshire Bancorp	2,143	40
Windrose Medical Properties Trust	1,280	19
Winston Hotels	3,561	44
Winthrop Realty Trust	2,446	15
Wintrust Financial (b)	2,752	132
World Acceptance (a)	2,271	94
WSFS Financial	677	42
Yardville National Bancorp	1,077	37
Zenith National Insurance	4,118	165
		31,138
Healthcare - 11.4%
Abaxis (a)	2,362	54
ABIOMED (a)	2,315	32
ACADIA Pharmaceuticals (a)	2,699	17
Adams Respiratory Therapeutics (a)	3,214	144
Adeza Biomedical (a)	1,677	25
Adolor (a)	4,868	116
Advanced Magnetics (a)	890	29
ADVENTRX Pharmaceuticals (a)	6,063	17
Affymetrix (a)	7,522	162
Air Methods (a)	1,157	22
Akorn (a)	4,964	20
Albany Molecular Research (a)	2,711	24
Alderwoods Group (a)	4,788	94
Alexion Pharmaceuticals (a)	3,503	120
Align Technology (a) (b)	7,338	50
Alkermes (a) (b)	10,309	177
Alliance Imaging (a)	1,950	12
Allscripts Healthcare Solutions (a) (b)	4,692	89
Alnylam Pharmaceuticals (a)	3,566	46
Alpharma, Class A	4,523	102
Altus Pharmaceuticals (a) (b)	612	9
AMEDISYS (a) (b)	1,982	76
American Medical Systems (a) (b)	7,882	144
AMERIGROUP (a)	5,517	161
AMN Healthcare Services (a)	3,622	81
Amsurg, Class A (a) (b)	3,477	77
Anadys Pharmaceuticals (a)	3,174	11
Analogic	1,565	72
Andrx Group (a)	8,353	199
AngioDynamics (a)	1,364	31
Applera (a) (b)	7,885	106
Apria Healthcare Group (a) (b)	4,885	86
Arena Pharmaceuticals (a) (b)	5,019	52
Ariad Pharmaceuticals (a) (b)	6,990	29
Array Biopharma (a)	4,005	33
Arrow International	2,112	67
Arthrocare (a) (b)	2,857	126
Aspect Medical Systems (a)	1,867	27
AtheroGenics (a) (b)	4,501	59
Auxilium Pharmaceuticals (a) (b)	2,417	19
AVANIR Pharmaceuticals (a) (b)	3,688	25
AVI BioPharma (a) (b)	5,601	16
Bentley Pharmaceuticals (a)	2,236	22
BioCryst Pharmaceuticals (a)	2,561	29
Bioenvision (a) (b)	4,622	21
BioMarin Pharmaceuticals (a)	9,517	139
Bio-Rad Laboratories, Class A (a)	2,007	132
Bio-Reference Labs (a)	1,278	30
Biosite (a) (b)	1,968	77
Bradley Pharmaceuticals (a) (b)	1,622	16
Bruker BioSciences (a)	3,147	18
Candela (a)	2,700	42
Capital Senior Living (a)	2,424	25
Caraco Pharmaceutical Laboratories (a)	1,406	13
Cell Genesys (a)	5,182	25
Centene (a) (b)	4,773	78
Cepheid (a) (b)	6,083	55
Cerus (a)	3,095	19
Chemed (b)	3,020	111
CNS	1,753	40
Coley Pharmaceutical Group (a)	1,998	22
CombinatoRx (a)	2,101	15
Computer Programs & Systems (b)	897	33
Conceptus (a)	2,540	38
CONMED (a)	3,468	69
Connetics (a) (b)	3,971	38
Conor Medsystems (a)	3,017	84
Corvel (a)	695	18
Cotherix (a) (b)	2,158	18
Cross Country Healthcare (a)	3,468	62
Cubist Pharmaceuticals (a)	6,075	139
CV Therapeutics (a)	5,183	63
Cyberonics (a) (b)	2,511	54
Cypress Bioscience (a) (b)	3,620	21
Cytokinetics (a)	2,860	17
Datascope	1,397	43
deCODE Genetics (a)	6,753	32
Dendreon (a)	7,387	34
Dendrite International (a)	5,022	46
DepoMed (a)	3,013	14
DexCom (a) (b)	1,876	22
Digene (a) (b)	1,861	79
Diversa (a)	2,882	27
DJ Orthopedics (a) (b)	2,589	102
Durect (a) (b)	6,189	20
Eclipsys (a) (b)	5,041	98
Emageon (a)	2,335	35
Emeritus (a)	551	10
Emisphere Technologies (a)	2,655	19
Encore Medical (a)	6,626	41
Encysive Pharmaceuticals (a) (b)	7,193	28
Enzo Biochem (a)	3,446	44
Enzon (a) (b)	5,238	42
eResearch Technology (a)	6,033	51
ev3 (a) (b)	1,433	24
Exelixis (a)	9,474	84
Five Star Quality Care (a)	3,519	38
FoxHollow Technologies (a) (b)	2,080	54
Genesis HealthCare (a) (b)	2,262	110
Genitope (a) (b)	2,806	8
Genomic Health (a)	1,387	16
Genta (a)	14,904	24
Gentiva Health Services (a) (b)	2,859	46
Geron (a)	7,328	47
Greatbatch (a)	2,676	66
GTx (a)	792	7
Haemonetics (a)	2,955	130
Hana Biosciences (a)	3,201	25
HealthExtras (a) (b)	3,028	79
HealthSpring (a)	2,094	39
HealthTronics (a) (b)	3,862	25
Healthways (a) (b)	3,956	213
Hi-Tech Pharmaceutical (a) (b)	942	15
Hologic (a)	5,083	228
Horizon Health (a) (b)	1,247	16
Human Genome Sciences (a) (b)	14,909	145
Hythiam (a) (b)	2,921	15
ICOS (a) (b)	7,287	166
ICU Medical (a) (b)	1,610	67
Idenix Pharmaceuticals (a) (b)	2,752	25
I-Flow (a) (b)	2,380	26
Illumina (a) (b)	4,649	178
Immucor (a)	7,778	155
Incyte (a)	9,925	42
Indevus Pharmaceuticals (a)	5,309	28
Integra LifeSciences (a) (b)	2,207	81
InterMune (a) (b)	2,854	46
IntraLase (a)	2,390	41
Invacare	3,481	73
inVentiv Health (a)	3,028	84
Inverness Medical Innovations (a)	2,826	84
IRIS International (a)	2,049	25
Isis Pharmaceuticals (a)	7,747	47
Kendle International (a)	1,368	40
Kensey Nash (a)	1,158	33
Keryx Biopharmaceuticals (a) (b)	4,807	55
Kindred Healthcare (a)	3,397	90
K-V Pharmaceutical, Class A (a)	4,098	78
Kyphon (a) (b)	4,930	168
LCA-Vision	2,304	99
Lexicon Genetics (a)	7,590	33
LHC Group (a)	1,023	22
LifeCell (a) (b)	3,836	110
Luminex (a)	3,565	61
Magellan Health Services (a) (b)	4,049	195
MannKind (a) (b)	2,654	49
Martek Biosciences (a)	3,585	100
Matria Healthcare (a) (b)	2,329	57
Matthews International, Class A	3,647	125
Maxygen (a)	3,050	23
Medarex (a) (b)	13,623	127
MedCath (a)	923	19
Medical Action Industries (a)	1,024	23
Medicines (a) (b)	5,639	118
Medicis Pharmaceutical, Class A (b)	6,193	171
Mentor (b)	4,309	192
Merge Technologies (a) (b)	2,040	14
Meridian Bioscience	2,107	44
Merit Medical Systems (a) (b)	3,179	46
Metabasis Therapeutics (a)	2,291	15
MGI Pharma (a)	8,775	128
Mine Safety Appliances (b)	3,293	131
Molecular Devices (a)	1,931	45
Molina Healthcare (a)	1,373	46
Momenta Pharmaceuticals (a)	2,411	42
Monogram Biosciences (a) (b)	14,463	25
MWI Veterinary Supply (a)	388	15
Myogen (a) (b)	4,735	146
Myriad Genetics (a) (b)	4,081	100
NABI Biopharmaceuticals (a)	7,502	38
Nastech Pharmaceutical (a) (b)	2,460	33
National Healthcare	807	37
Natus Medical (a)	2,075	25
Nektar Therapeutics (a) (b)	9,663	158
Neurocrine Biosciences (a)	4,182	39
NeuroMetrix (a) (b)	1,390	46
New River Pharmaceuticals (a) (b)	1,768	43
NightHawk Radiology Holdings (a) (b)	701	14
Northfield Laboratories (a) (b)	2,803	34
Northstar Neuroscience (a)	1,202	16
Novavax (a)	6,848	27
Noven Pharmaceuticals (a) (b)	2,816	56
NPS Pharmaceuticals (a)	4,762	19
NuVasive (a)	3,692	65
Nuvelo (a) (b)	5,695	97
NxStage Medical (a)	1,349	12
Odyssey Healthcare (a)	4,118	74
Omnicell (a)	3,029	49
Onyx Pharmaceuticals (a) (b)	4,569	72
Option Care (b)	2,588	29
OraSure Technologies (a) (b)	5,101	48
OSI Pharmaceuticals (a) (b)	6,345	212
Owens & Minor	4,532	137
Pain Therapeutics (a)	3,557	30
Palomar Medical Technologies (a) (b)	2,020	77
Panacos Pharmaceuticals (a)	5,614	27
Par Pharmaceutical Companies (a) (b)	3,903	59
PAREXEL International (a)	2,979	88
Penwest Pharmaceuticals (a) (b)	2,696	56
Peregrine Pharmaceuticals (a) (b)	19,547	28
Perrigo (b)	9,586	152
Per-Se Technologies (a) (b)	3,603	86
Pharmion (a) (b)	2,896	50
PolyMedica	2,410	93
POZEN (a)	2,726	21
PRA International (a) (b)	1,568	36
Progenics Pharmaceutical (a) (b)	2,484	55
PSS World Medical (a)	7,377	146
Psychiatric Solutions (a) (b)	6,003	189
Quidel (a)	3,351	32
Radiation Therapy Services (a) (b)	1,370	38
Regeneron Pharmaceutical (a)	5,080	69
RehabCare Group (a)	2,105	39
Renovis (a) (b)	2,630	33
Res-Care (a)	2,416	46
Rigel Pharmaceuticals (a)	2,453	25
Salix Pharmaceuticals (a)	5,188	53
Sangamo BioSciences (a)	2,917	14
Santarus (a) (b)	5,126	28
Savient Pharmaceuticals (a)	7,255	43
Sciele Pharma (a) (b)	3,153	64
Senomyx (a) (b)	3,324	47
SFBC International (a) (b)	2,115	34
Sirna Therapeutics (a) (b)	4,482	22
Sirona Dental Systems	1,864	62
Solexa (a)	2,624	23
Somaxon Pharmaceuticals (a)	407	4
SonoSite (a) (b)	1,814	59
Spectranetics (a)	3,410	44
Stereotaxis (a)	2,611	22
STERIS	7,909	183
Stewart Enterprises, Class A (b)	12,693	68
Sun Healthcare Group (a)	2,579	22
Sunrise Senior Living (a) (b)	4,605	133
SuperGen (a)	6,527	22
SurModics (a) (b)	1,724	62
Symbion (a) (b)	1,592	30
Symmetry Medical (a)	3,889	57
Tanox (a) (b)	2,921	42
Telik (a) (b)	6,211	105
Thoratec (a)	5,478	76
Trimeris (a)	2,401	23
TriPath Imaging (a) (b)	3,858	24
TriZetto Group (a)	4,771	65
United Surgical Partners (a) (b)	5,133	127
United Therapeutics (a) (b)	2,583	153
Valeant Pharmaceuticals International	9,911	171
Varian (a) (b)	3,658	165
Ventana Medical Systems (a) (b)	3,395	158
Viasys Healthcare (a)	3,559	92
ViroPharma (a)	7,647	60
Visicu (a)	769	10
VistaCare, Class A (a) (b)	1,373	16
Vital Images (a)	1,437	33
Vital Signs	628	32
West Pharmaceutical Services (b)	3,549	138
Wright Medical Group (a) (b)	3,469	76
XenoPort (a)	2,131	37
Young Innovations	570	20
Zoll Medical (a)	1,221	43
ZymoGenetics (a)	4,182	79
		16,331
Industrials - 13.8%
3D Systems (a) (b)	1,521	26
A.O. Smith (b)	2,007	86
AAON	1,050	25
AAR (a)	3,793	90
ABM Industries	4,506	74
ABX Air (a)	6,738	36
ACCO Brands (a)	5,021	99
Accuride (a) (b)	2,524	28
Actuant, Class A	3,054	134
Acuity Brands	5,037	220
Administaff	2,546	80
Advisory Board (a) (b)	2,191	102
AirTran Holdings (a) (b)	10,392	130
Alaska Air Group (a) (b)	4,202	156
Albany International, Class A	3,012	108
Amerco (a)	1,171	103
American Commercial Lines (a)	3,271	180
American Ecology	1,737	38
American Railcar Industries	1,007	28
American Reprographics (a)	2,911	93
American Science & Engineering (a) (b)	1,029	52
American Superconductor (a) (b)	3,788	35
American Woodmark (b)	1,292	44
Ameron International	1,083	61
Ampco-Pittsburgh	801	25
Amrep	187	7
Apogee Enterprises	3,317	48
Applied Industrial Technology	5,145	120
ARGON ST (a)	1,424	35
Arkansas Best (b)	3,026	134
Asset Acceptance Capital (a)	1,863	34
Astec Industries (a)	1,873	40
ASV (a) (b)	2,329	36
Atlas Air Worldwide Holdings (a) (b)	2,061	87
Aviall (a) (b)	3,853	183
Badger Meter	1,342	29
Baldor Electric	3,281	97
Banta	2,832	100
Barnes Group	3,978	68
Barrett Business Services (a)	777	17
Basin Water (a)	668	6
BE Aerospace (a) (b)	8,635	214
Beacon Roofing Supply (a) (b)	4,881	89
BlueLinx Holdings	854	10
Bowne & Company	4,097	57
Brady, Class A	4,705	159
Briggs & Stratton (b)	5,843	150
Bright Horizons Family Solutions (a)	3,091	119
Bucyrus International	3,516	171
Builders FirstSource (a)	1,244	22
Capstone Turbine (a) (b)	11,455	21
Cascade	1,389	51
Casella Waste Systems (a)	2,313	27
CBIZ (a) (b)	6,940	51
CDI	990	19
Celadon Group (a)	2,187	38
Central Parking	1,994	31
Cenveo (a)	6,012	115
Ceradyne (a) (b)	2,900	142
China BAK Battery (a) (b)	3,019	16
Circor International	1,866	52
CLARCOR (b)	5,768	164
Clean Harbors (a)	1,835	68
Coinstar (a) (b)	2,882	70
Color Kinetics (a)	1,483	26
Columbus Mckinnon (a)	2,040	38
Comfort Systems USA	4,501	62
Commercial Vehicle Group (a)	2,349	42
COMSYS IT Partners (a)	1,706	25
Consolidated Graphics (a)	1,352	67
Cornell (a)	738	12
CoStar Group (a)	1,944	84
CRA International (a)	1,380	62
Cubic	1,954	39
Curtiss-Wright (b)	4,999	145
Deluxe	5,720	97
DiamondCluster, Class A (a)	3,167	29
Dollar Thrifty Automotive (a) (b)	2,870	128
Dycom Industries (a) (b)	4,725	85
Dynamex (a)	1,487	31
Dynamic Materials	1,314	40
DynCorp International (a)	2,790	25
EDO	1,785	40
Educate (a)	2,337	14
EGL (a)	3,698	162
Electro Rent (a)	2,142	32
ElkCorp	2,501	62
EMCOR Group (a)	3,505	181
Encore Wire (a) (b)	2,593	92
Energy Conversion Devices (a) (b)	4,353	146
EnerSys (a)	4,842	87
ENGlobal (a)	1,797	14
Ennis Business Forms	2,902	56
EnPro Industries (a)	2,500	78
ESCO Technologies (a) (b)	2,902	153
Essex (a)	2,176	33
Esterline Technologies (a) (b)	2,864	121
Evergreen Solar (a) (b)	7,449	70
Exponent (a)	1,806	28
ExpressJet Holdings (a) (b)	5,151	35
Federal Signal (b)	5,523	82
First Advantage (a)	413	8
First Consulting Group (a)	2,403	21
Flanders (a)	1,630	15
Florida East Coast Industries	3,629	170
Flow International (a)	3,899	53
Forward Air (b)	3,689	118
Franklin Electric	2,382	113
FreightCar America	1,402	75
Frontier Airlines Holdings (a) (b)	4,788	31
FTI Consulting (a) (b)	4,666	123
FuelCell Energy (a) (b)	5,500	49
G&K Services, Class A	2,239	76
Gehl Company (a) (b)	1,387	38
GenCorp (a) (b)	6,139	90
General Cable (a)	5,635	201
Genesee & Wyoming, Class A (a) (b)	4,054	107
Genlyte Group (a) (b)	2,732	190
Geo Group (a)	1,275	53
GEVITY HR	3,271	73
Global Cash Access Holdings (a) (b)	3,712	56
Goodman Global (a)	2,627	32
Gorman-Rupp	1,092	29
Granite Construction	3,952	172
Greenbrier Companies (b)	1,443	40
Griffon (a) (b)	3,486	79
H&E Equipment Services (a)	1,277	34
Healthcare Services Group	2,825	61
Heartland Express (b)	7,231	109
HEICO	2,575	79
Heidrick & Struggles International (a)	2,227	72
Herley Industries (a)	1,382	15
Herman Miller (b)	6,930	197
Hexcel (a) (b)	10,406	150
Horizon Lines Inc. Class A	982	16
Hub Group (a) (b)	4,656	105
Hudson Highland Group (a)	2,867	28
Huron Consulting Group (a)	1,940	67
ICT Group (a)	755	19
IHS, Class A (a)	2,481	79
II-VI (a)	2,754	51
IKON Office Solutions (b)	11,446	158
Infrasource Services (a)	2,582	48
Innovative Solutions & Support (a)	1,587	24
Insituform Technologies, Class A (a)	3,201	69
Insteel Industries	1,554	32
Integrated Electrical Services (a)	1,709	28
Interline Brands (a)	3,023	66
Intermagnetics General (a)	4,804	130
Interpool	1,009	20
Ionatron (a) (b)	2,993	23
Jackson Hewitt Tax Service	4,022	137
Jacuzzi Brands (a)	8,753	74
JetBlue Airways (a) (b)	19,368	207
John H. Harland	3,135	123
K&F Industries Holdings (a)	2,090	33
Kadant (a)	1,659	35
Kaman	2,641	48
Kaydon (b)	3,366	122
Kelly Services, Class A	2,084	56
Kenexa (a)	1,747	41
Kforce (a)	3,874	48
Knight Transportation (b)	6,823	117
Knoll	3,154	54
Korn/Ferry International (a) (b)	4,725	88
Labor Ready (a) (b)	6,076	99
Ladish (a)	1,563	53
Lawson Products	607	22
Layne Christensen (a)	1,186	34
LB Foster (a)	1,138	28
LECG (a)	2,206	41
Lindsay Manufacturing	1,547	41
LSI Industries	2,259	35
Marten Transport (a)	1,772	28
Mascotech, Escrow Shares (a) (c)	9,571	-
MasTec (a) (b)	4,054	53
McGrath Rentcorp	2,460	66
Medis Technologies (a) (b)	2,292	51
Mercury Computer Systems (a)	2,506	34
Mesa Air Group (a)	3,792	32
Middleby (a)	744	58
Miller Industries (a)	1,065	20
Mobile Mini (a)	3,930	120
Moog, Class A (a)	4,026	140
MTC Technologies (a)	1,081	22
Mueller Industries	4,177	153
Mueller Water Products, Class A (a)	2,093	33
NACCO Industries, Class A	561	78
Navigant Consulting (a) (b)	5,134	98
Navistar International (a) (b)	6,560	147
NCI Building Systems (a) (b)	2,375	111
NCO Group (a) (b)	3,663	97
Nordson	3,281	149
NuCo2 (a) (b)	1,249	30
Old Dominion Freight Lines (a)	3,216	105
On Assignment (a)	2,909	25
Orbital Sciences (a)	6,341	114
Pacer International (b)	4,171	125
Patriot Transportation Holdings (a)	73	5
PeopleSupport (a)	2,063	25
Perini (a) (b)	2,060	47
PHH (a)	6,007	150
Pico Holdings (a)	1,022	34
Pike Electric (a)	1,342	24
Plug Power (a) (b)	8,063	33
Portfolio Recovery Associates (a) (b)	1,847	79
Powell Industries (a)	804	19
Power-One (a)	8,511	54
Pre-Paid Legal Services	1,224	44
PW Eagle (b)	1,172	34
Quality Distribution (a)	866	11
RailAmerica (a)	4,509	45
Raven Industries	1,843	55
RBC Bearings (a)	2,280	51
Regal-Beloit	3,428	136
Republic Airways Holdings (a)	3,624	60
Resources Connection (a)	5,682	135
Robbins & Myers	1,478	40
Rollins	3,431	73
Rush Enterprises (a)	2,599	48
Saia (a)	1,962	55
Schawk	1,724	29
School Specialty (a)	2,133	68
Sequa, Class A (a)	749	61
SI International (a)	1,162	32
Simpson Manufacturing (b)	4,142	116
SIRVA (a)	5,528	30
SITEL (a)	6,524	21
SkyWest (b)	7,100	172
Sotheby's Holdings, Class A (a) (b)	6,740	186
Spherion (a) (b)	7,394	56
Standard Parking (a)	569	18
Standard Register	1,757	22
Standex International	1,554	43
Star Maritime Acquisition (a) (b)	2,104	20
Sterling Construction (a) (b)	968	26
Strayer Education	1,672	181
Synagro Technologies	6,847	27
TAL International Group (a)	1,442	35
Taleo (a)	1,517	13
Team (a) (b)	708	18
Tecumseh Products, Class A (a)	1,864	33
Teledyne Technologies (a)	3,799	145
Teletech Holdings (a)	3,799	48
Tennant	1,588	38
Tetra Tech (a)	6,187	99
The Lamson & Sessions Company (a) (b)	1,548	43
The Provident Service (a)	1,094	27
Titan International (b)	1,764	32
TransDigm Group (a)	929	24
Tredegar (b)	3,272	52
Trex (a) (b)	1,316	37
Triumph Group (a)	1,873	90
TurboChef Technologies (a) (b)	1,795	18
U.S. Xpress Enterprises (a)	851	20
UAP Holding	5,676	112
United Industrial	1,121	50
United Stationers (a)	3,377	166
Universal Forest Products (b)	1,818	92
Universal Technical Institute (a)	2,387	48
Universal Truckload Services (a)	404	14
USA Truck (a)	690	13
Valmont Industries	1,964	100
Vertrue (a)	760	32
Viad (b)	2,374	77
Vicor	2,293	26
Volt Information Sciences (a) (b)	1,007	43
Wabash National	3,508	50
Washington Group International (b)	2,949	159
Waste Connections (a) (b)	4,760	178
Waste Industries USA	830	18
Waste Services (a) (b)	2,952	28
Watsco	2,952	131
Watson Wyatt & Company Holdings	4,347	143
Watts Water Technologies, Class A (b)	2,988	87
Werner Enterprises (b)	5,837	105
Westinghouse Air Brake Technologies (b)	5,347	142
Williams Scotsman International (a)	3,318	71
Woodward Governor (b)	3,369	99
		19,711
Information Technology - 17.5%
24/7 Real Media (a)	5,402	43
3Com (a) (b)	43,787	208
Acacia Research - Acacia Technology (a)	3,105	37
Access Integrated Technology, Class A (a)	1,498	13
Actel (a)	3,157	43
Actuate (a)	6,284	25
Adaptec (a) (b)	12,734	56
ADE (a)	1,269	41
ADTRAN	7,505	164
Advanced Analogic Technologies (a)	3,363	32
Advanced Digital Information (a)	7,284	88
Advanced Energy Industries (a) (b)	3,371	44
Advent Software (a) (b)	2,576	80
Aeroflex (a)	8,516	86
Agile Software (a)	6,246	37
Agilysys	3,472	54
Altiris (a)	2,590	45
AMIS Holdings (a)	4,715	44
Amkor Technology (a) (b)	11,436	71
ANADIGICS (a) (b)	5,261	29
Anaren (a)	2,069	37
Andrew (a) (b)	16,889	143
Anixter International (b)	3,643	201
Ansoft (a)	1,628	34
ANSYS (a)	3,807	175
Applied Micro Circuits (a)	35,160	91
aQuantive (a) (b)	8,489	174
Ariba (a)	7,854	61
Arris Group (a)	11,858	127
Art Technology Group (a)	12,423	33
Aspen Technology (a)	4,895	59
Asyst Technologies (a)	5,873	41
Atheros Communications (a)	5,755	95
ATMI (a) (b)	4,384	116
Audiovox (a)	2,177	27
Avanex (a) (b)	18,330	24
Avid Technology (a) (b)	4,710	166
Avocent (a) (b)	5,669	145
Axcelis Technologies (a)	11,435	63
Bankrate (a) (b)	1,128	34
BearingPoint (a) (b)	21,916	175
Bel Fuse	1,370	43
Belden CDT	4,946	161
Benchmark Electronics (a) (b)	7,135	174
BISYS Group (a)	12,750	157
Black Box	1,922	79
Blackbaud	4,690	98
Blackboard (a)	3,091	88
Blue Coat Systems (a) (b)	1,613	23
Bookham (a)	6,464	19
Borland Software (a)	9,386	53
Bottomline Technologies (a)	1,735	13
Brightpoint (a)	5,648	83
Brocade Communications Systems (a) (b)	30,645	192
Brooks Automation (a)	8,759	99
Cabot Microelectronics (a)	2,949	88
CACI International (a)	3,224	182
CAlAmp (a)	2,592	16
Carrier Access (a)	2,318	18
Cass Information Systems	432	22
C-COR.net (a) (b)	5,913	39
Checkpoint Systems (a) (b)	4,319	71
Chordiant Software (a)	8,839	24
CIBER (a) (b)	6,071	39
Cirrus Logic (a)	10,038	70
Click Commerce (a) (b)	1,021	15
CMGI (a) (b)	55,049	57
CNET Networks (a)	16,714	141
Cogent (a) (b)	4,822	68
Cognex	4,728	112
Coherent (a)	3,138	101
Cohu	2,470	37
CommScope (a) (b)	6,202	194
Comtech Group (a) (b)	1,630	17
Comtech Telecommunications (a) (b)	2,574	71
Concur Technologies (a) (b)	3,439	45
Conexant Systems (a) (b)	53,783	96
Convera (a) (b)	3,134	20
Covansys (a) (b)	3,276	49
CPI International (a)	788	11
Credence Systems (a)	10,658	30
CSG Systems International (a)	5,748	150
CTS	4,195	60
CyberSource (a)	3,056	31
Cymer (a) (b)	4,141	162
Daktronics	4,324	122
DealerTrack Holdings (a)	1,188	23
Digi International (a)	2,878	36
Digital Insight (a)	3,980	94
Digital River (a) (b)	4,429	199
Digitas (a) (b)	10,522	87
Diodes (a)	1,990	71
Dionex (a)	2,300	127
Ditech Networks (a)	3,820	31
DSP Group (a) (b)	3,277	79
DTS (a)	2,062	38
Eagle Test Systems (a)	336	6
EarthLink (a)	13,846	100
Echelon (a)	3,370	27
eCollege.com (a)	2,018	41
eFunds (a)	5,170	109
Electro Scientific Industries (a)	3,370	59
Electronics for Imaging (a) (b)	6,154	124
EMCORE (a) (b)	4,426	31
Emulex (a)	9,485	141
Entegris (a)	14,207	134
Epicor Software (a) (b)	6,334	74
EPIQ Systems (a) (b)	1,555	25
Equinix (a) (b)	3,189	167
Euronet Worldwide (a) (b)	3,911	99
Exar (a)	4,150	54
Excel Technologies (a)	1,336	39
Extreme Networks (a)	14,550	55
FalconStor Software (a)	4,127	28
Fargo Electronics (a)	1,568	40
FEI (a) (b)	2,808	61
FileNet (a) (b)	4,672	149
Finisar (a) (b)	24,947	70
Flir Systems (a) (b)	7,707	185
FormFactor (a) (b)	5,104	219
Forrester Research (a)	1,711	46
Foundry Networks (a) (b)	16,244	168
Gartner, Class A (a) (b)	6,634	94
Gateway (a) (b)	29,447	47
Genesis Microchip (a) (b)	4,116	56
Gerber Scientific (a)	2,517	39
Global Imaging Systems (a)	2,538	107
Harmonic (a) (b)	8,733	44
Heartland Payment Systems (a) (b)	1,215	32
Hittite Microwave (a)	1,207	49
HouseValues (a) (b)	1,602	9
Hutchinson Technology (a) (b)	2,884	52
Hypercom (a) (b)	6,255	59
Hyperion Solutions (a)	6,248	195
i2 Technologies (a)	1,579	20
ID Systems (a) (b)	1,235	21
Identix (a)	10,149	80
iGATE (a)	2,412	10
Ikanos Communications (a)	1,876	26
Imation (b)	3,811	155
Infocrossing (a) (b)	2,376	27
Informatica (a)	9,912	138
InfoSpace (a)	3,540	78
infoUSA	3,732	36
Integral Systems	1,244	37
InterDigital Communications (a)	6,100	167
Intergraph (a) (b)	3,221	114
Intermec (a)	5,592	136
InterNAP Network Services (a)	3,409	41
International DisplayWorks (a) (b)	4,186	20
Internet Capital Group (a)	4,584	40
Internet Security Systems (a)	4,444	100
Inter-Tel	2,531	54
InterVoice (a)	4,519	29
Interwoven (a)	4,938	47
Intevac (a)	2,325	49
iPass (a)	6,335	32
Itron (a) (b)	2,861	133
Ixia (a) (b)	4,780	44
IXYS (a)	2,845	27
J2 Global Communications (a) (b)	5,416	152
Jack Henry & Associates	8,281	156
JDA Software (a)	3,319	51
Jupitermedia (a) (b)	2,416	24
Kanbay International (a)	3,542	51
Keane (a) (b)	5,408	78
KEMET (a)	9,872	83
Komag (a) (b)	3,292	126
Kopin (a) (b)	8,715	29
Kronos (a)	3,661	106
Kulicke & Soffa (a) (b)	6,417	47
Landauer (b)	989	46
Lattice Semiconductor (a) (b)	13,568	80
Lawson Software (a)	13,870	93
Lightbridge (a)	3,034	35
Lionbridge Technologies (a) (b)	6,655	40
Liquidity Services (a)	865	11
Littelfuse (a) (b)	2,576	87
Lo-Jack (a) (b)	2,010	32
Loral Space & Communications (a)	962	27
LTX (a) (b)	7,332	40
Macrovision (a) (b)	5,759	113
Magma Design Automation (a)	3,721	27
Magna Entertainment (a) (b)	4,903	27
Manhattan Associates (a) (b)	3,159	67
ManTech International (a)	1,845	52
MapInfo (a)	2,559	29
Marchex (a) (b)	2,351	30
Mattson Technology (a)	5,225	43
Maximus	2,187	59
Maxwell Technologies (a) (b)	1,600	29
McDATA, Class A (a)	17,851	57
Measurement Specialties (a)	1,554	34
Mentor Graphics (a)	8,917	123
Methode Electronics, Class A	3,728	30
Metrologic Instruments (a) (b)	1,467	21
Micrel (a) (b)	7,327	78
Micros Systems (a) (b)	4,341	174
Microsemi (a)	7,476	189
MicroStrategy (a)	1,281	106
Microtune (a)	6,626	39
Midway Games (a) (b)	3,983	37
Mindspeed Technologies (a) (b)	12,281	22
MIPS Technologies, Class A (a)	5,070	32
MKS Instruments (a)	3,725	77
Mobility Electronics (a)	3,320	19
Monolithic Power Systems (a)	2,207	21
MoSys (a)	2,514	18
MPS Group (a) (b)	11,831	154
MRO Software (a)	2,584	55
MRV Communications (a) (b)	13,933	33
MTS Systems (b)	2,258	83
Multi-Fineline Electronix (a) (b)	901	22
Neoware Systems (a) (b)	2,208	27
Ness Technologies (a)	2,317	26
Net 1 UEPS Technologies (a) (b)	5,353	120
NETGEAR (a) (b)	3,632	70
Netlogic Microsystems (a) (b)	1,776	44
NetRatings (a)	1,760	22
NetScout Systems (a)	2,946	19
Newport (a) (b)	4,206	77
Nextest Systems (a)	671	9
NIC (a)	3,824	21
Novatel Wireless (a) (b)	3,465	38
Nuance Communications (a) (b)	14,164	131
OmniVision Technologies (a)	5,989	114
ON Semiconductor (a) (b)	18,619	117
Online Resources (a)	2,498	26
Open Solutions (a)	1,968	54
Openwave Systems (a)	10,206	67
Oplink Communications (a)	1,750	26
OPNET Technologies (a)	1,438	18
Opsware (a) (b)	8,779	61
OSI Systems (a)	1,717	31
OYO Geospace (a)	439	24
Packeteer (a)	4,044	37
Palm (a) (b)	10,218	152
Parametric Technology (a) (b)	12,401	192
Park Electrochemical (b)	2,388	59
ParkerVision (a) (b)	2,099	13
Paxar (a)	4,187	77
PDF Solutions (a)	2,221	25
Pegasus Wireless (a) (b)	6,033	43
Pegasystems	1,729	11
Perficient (a)	1,959	24
Pericom Semiconductor (a)	3,378	28
Perot Systems, Class A (a)	9,345	124
Phase Forward (a)	3,783	42
Photon Dynamics (a) (b)	2,094	22
Photronics (a) (b)	4,599	64
Plantronics (b)	5,524	86
Plexus (a)	4,949	123
PLX Technology (a)	2,787	26
Polycom (a) (b)	9,849	219
PortalPlayer (a) (b)	2,753	30
Power Integrations (a)	3,512	56
Powerwave Technologies (a) (b)	12,466	99
Presstek (a)	3,488	28
Progress Software (a)	4,150	94
QAD	1,550	12
Quality Systems (b)	1,804	60
Quantum (a) (b)	20,931	45
Quest Software (a)	7,446	102
Rackable Systems (a) (b)	3,086	66
Radiant Systems (a)	2,732	30
RadiSys (a)	2,383	50
Radyne Comstream (a)	2,005	22
RAE Systems (a) (b)	4,296	16
RealNetworks (a) (b)	13,207	132
Redback Networks (a) (b)	6,181	96
Renaissance Learning (b)	1,050	15
RF Micro Devices (a)	21,402	132
RightNow Technologies (a)	1,674	20
Rofin-Sinar Technologies (a)	1,783	96
Rogers (a)	1,960	112
RSA Security (a)	8,416	232
Rudolph Technologies (a)	2,937	41
S1 (a) (b)	8,384	36
Safeguard Scientifics (a)	13,397	27
SAFENET (a)	2,807	48
Sapient (a) (b)	9,513	46
SAVVIS (a)	929	25
ScanSource (a)	2,892	86
Secure Computing (a) (b)	5,581	31
Semitool (a)	1,957	17
Semtech (a) (b)	8,418	109
Sigma Designs (a)	2,537	23
Silicon Image (a) (b)	9,440	100
Silicon Storage Technology (a)	10,492	42
Sirenza Microdevices (a)	2,769	26
SiRF Technology Holdings (a) (b)	5,724	109
Skyworks Solutions (a) (b)	17,977	79
Smith Micro Software (a) (b)	2,240	29
Sohu.com (a) (b)	2,963	63
Sonic Solutions (a)	2,852	41
SonicWALL (a)	6,382	64
Sonus Networks (a) (b)	28,325	127
SPSS (a)	2,143	58
SRA International, Class A (a) (b)	3,902	94
Staktek Holdings (a)	1,330	8
Standard Microsystems (a)	2,458	65
StarTek	1,262	17
Stellent	2,846	27
Stratasys (a) (b)	1,244	34
Stratex Networks (a)	10,717	38
SunPower (a) (b)	1,142	36
Superior Essex (a)	2,026	62
Supertex (a)	1,241	41
Sybase (a) (b)	9,493	200
Sycamore Networks (a)	19,916	72
Sykes Enterprises (a)	2,939	48
Symmetricom (a)	5,264	37
Synaptics (a) (b)	2,627	55
SYNNEX (a)	992	20
Syntel	894	19
Take-Two Interactive Software (a) (b)	7,972	85
TALX	3,256	67
TASER International (a) (b)	6,974	50
Technitrol	4,619	114
Tekelec (a)	6,450	66
Terremark Worldwide (a)	3,819	17
Tessera Technologies (a)	5,175	163
The Knot (a)	1,621	31
ThermoGenesis (a)	6,003	23
TheStreet.com	2,047	19
THQ (a)	7,083	161
TIBCO Software (a)	24,628	196
TNS (a) (b)	2,686	55
Transaction Systems Architects (a)	4,302	159
Transmeta (a) (b)	21,803	29
TranSwitch (a)	14,205	24
Travelzoo (a)	305	9
Trident Microsystems (a) (b)	6,187	107
TriQuint Semiconductor (a) (b)	16,582	78
TTM Technologies (a)	4,709	52
Tyler Technologies (a)	4,326	52
Ulticom (a)	1,577	16
Ultimate Software Group (a)	2,445	51
Ultratech (a) (b)	2,814	43
United Online (b)	6,993	76
Universal Display (a)	2,800	35
UTStarcom (a) (b)	12,762	106
VA Software (a)	6,954	28
ValueClick (a) (b)	11,428	165
Varian Semiconductor Equipment Associates (a) (b)	6,303	200
Vasco Data Security International (a) (b)	3,006	26
Veeco Instruments (a) (b)	3,148	70
Verint Systems (a) (b)	1,542	42
ViaSat (a)	2,464	61
Vignette (a) (b)	3,427	45
Viisage Technology (a) (b)	2,486	43
Virage Logic (a)	1,892	16
Volterra Semiconductor (a)	2,087	30
WebEx Communications (a) (b)	4,664	160
webMethods (a)	6,369	47
Websense (a)	5,460	102
WebSideStory (a)	1,950	24
Wind River Systems (a) (b)	8,093	67
Witness Systems (a)	3,735	60
Wright Express (a)	4,796	144
X-Rite	2,618	24
Zhone Technologies (a)	10,687	16
Zoran (a)	5,525	89
Zygo (a)	2,013	31
		25,003
Materials - 4.5%
A. Schulman	3,500	77
A.M. Castle & Company	1,248	41
AEP Industries (a)	798	36
AK Steel Holding (a) (b)	12,529	162
Aleris International (a)	3,513	144
Alpha Natural Resources (a) (b)	5,683	92
AMCOL International	2,466	57
American Vanguard (b)	2,060	30
AptarGroup	3,584	185
Arch Chemicals	2,929	104
Balchem	1,630	36
Bowater (b)	6,383	129
Brush Engineered Metals (a) (b)	2,292	53
Buckeye Technologies (a) (b)	3,469	26
Calgon Carbon	4,187	25
Cambrex (b)	3,013	64
Caraustar Industries (a)	3,283	23
Century Aluminum (a) (b)	2,682	83
CF Industries Holdings	5,365	87
Chaparral Steel Company (a)	2,588	182
Chesapeake	2,424	35
Cleveland-Cliffs (b)	4,994	181
Coeur D'Alene Mines (a) (b)	30,990	148
Compass Minerals International	3,037	81
Deltic Timber	1,263	62
Ferro	5,005	81
Georgia Gulf	3,893	99
Gibraltar Industries	2,364	65
Glatfelter (b)	4,234	66
GrafTech International (a) (b)	11,088	60
Graphic Packaging (a)	8,775	33
Greif, Class A	1,760	122
H.B. Fuller	3,401	136
Headwaters (a) (b)	4,935	114
Hecla Mining (a) (b)	13,820	73
Hercules (a) (b)	12,833	178
Innospec	1,423	35
Koppers Holdings	1,112	21
Longview Fibre	6,104	128
MacDermid	3,444	93
Mercer International (a) (b)	4,051	37
Metal Management	2,905	83
Minerals Technologies (b)	2,331	118
Myers Industries	3,259	54
Neenah Paper (b)	1,274	37
NewMarket Group	2,081	104
NL Industries	971	9
NN	2,093	27
Olin	8,123	130
Olympic Steel	933	33
OM Group (a)	3,373	118
Omnova Solutions (a)	4,619	28
Oregon Steel Mills (a) (b)	4,044	187
Pioneer Companies (a)	1,569	41
PolyOne (a) (b)	10,483	88
Quanex (b)	4,294	156
Rock-Tenn, Class A	3,363	58
Rockwood Holdings (a)	3,416	79
Royal Gold (b)	2,219	66
RTI International Metals (a) (b)	2,645	122
Ryerson Tull (b)	2,943	80
Schnitzer Steel Industries, Class A	2,497	85
Schweitzer-Mauduit International	1,810	37
Sensient Technologies (b)	5,572	111
Silgan Holdings	2,543	94
Spartech (b)	3,829	88
Steel Technologies	1,331	31
Stepan	420	13
Stillwater Mining (a)	4,808	56
Symyx Technologies (a) (b)	3,722	92
Terra Industries (a) (b)	10,299	74
Texas Industries (b)	2,588	128
Tronox	4,607	61
US Concrete (a)	3,725	32
USEC	9,827	103
W.R. Grace & Company (a) (b)	7,992	73
Wausau-Mosinee Paper	4,850	59
Wheeling-Pittsburgh (a)	1,000	22
Worthington Industries (b)	7,703	157
Zoltek Companies (a) (b)	1,508	35
		6,453
Telecommunication Services - 1.3%
@Road (a)	6,864	30
Alaska Communications Systems Group (b)	4,678	58
Atlantic Tele-Network	596	11
Broadwing (a) (b)	8,241	76
Cbeyond (a)	1,835	33
Centennial Communications, Class A	2,710	14
Cincinnati Bell (a)	29,354	118
Cogent Communications Group (a)	2,339	21
Commonwealth Telephone Enterprises (b)	2,531	85
Consolidated Communications Holdings	2,597	44
Covad Communications Group (a)	32,647	52
CT Communications (b)	2,169	54
Dobson Communications, Class A (a) (b)	16,714	112
EMS Technologies (a)	1,690	26
Eschelon Telecom (a)	1,042	15
FairPoint Communications	3,585	53
First Avenue Networks (a) (b)	6,089	49
General Communication (a) (b)	6,326	76
Golden Telecom (b)	2,474	61
IDT (a) (b)	6,503	87
InPhonic (a)	2,125	14
Iowa Telecommunication Services (b)	3,552	69
iPCS (a) (b)	1,676	78
North Pittsburgh	1,653	43
NTELOS Holdings (a)	1,680	24
Premiere Global Services (a)	8,216	60
Price Communications (a)	5,354	93
Shenandoah Telecommunications	803	35
SureWest Communications (b)	1,665	29
Syniverse Holdings (a) (b)	2,527	35
Talk America Holdings (a)	3,620	21
Time Warner Telecom, Class A (a) (b)	8,343	140
USA Mobility (b)	2,976	51
Vonage Holdings (a) (b)	3,490	25
Wireless Facilities (a) (b)	7,278	18
		1,810
Utilities - 2.9%
Allete	2,994	139
American States Water (b)	2,006	76
Aquila (a)	42,600	189
Avista	5,536	138
Black Hills (b)	3,837	137
California Water Service	2,037	75
Cascade Natural Gas	1,062	28
CH Energy Group	1,859	92
CLECO (b)	5,885	145
Duquesne Light Holdings	8,741	170
El Paso Electric (a)	5,546	122
Empire District Electric (b)	3,229	72
EnergySouth	777	25
IDACORP (b)	4,816	180
ITC Holdings	1,592	50
Laclede Group	2,523	84
MGE Energy	2,440	79
New Jersey Resources (b)	3,174	158
NICOR (b)	4,843	212
Northwest Natural Gas (b)	2,541	97
NorthWestern	4,199	146
Ormat Technologies (b)	822	30
Otter Tail	3,485	103
People's Energy (b)	3,958	167
Piedmont Natural Gas (b)	8,744	225
PNM Resources (b)	7,190	193
Portland General Electric	2,996	78
SJW	1,746	46
South Jersey Industries	3,334	99
Southern Union, Fractional Shares (a) (c)	0.85	-
Southwest Gas (b)	4,191	138
Southwest Water (b)	2,457	31
UIL Holdings	2,705	94
UniSource Energy Holding	4,187	140
Westar Energy (b)	8,997	208
WGL Holdings (b)	4,599	138
		4,104

Total Common Stocks
(Cost $108,480)		136,408

Short-Term Investments - 4.4%
Money Market Fund - 4.2%	SHARES/PAR
First American Prime Obligations Fund, Class Z (d)	6,018,628	6,019

U.S. Treasury Obligation - 0.2%
U.S. Treasury Bill
4.565%, 08/31/2006 (e)	$300	299
Total Short-Term Investments
(Cost $6,318)		6,318

Investments Purchased with Proceeds from Securities Lending (f) - 40.6%
(Cost $57,918)		57,918

Total Investments - 140.6%
(Cost $172,716)		200,644
Other Assets and Liabilities, Net - (40.6)%		(57,913)
Total Net Assets - 100.0%		$142,731

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2006, the fund held fair valued securities disclosed in footnote (c).

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at July 31, 2006. Total loaned securities had a market value of $55,249 at July 31, 2006.
(c)	Security is fair valued and illiquid. As of July 31, 2006, the fair value of these investments was $0 or 0.0% of total net assets.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2006.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities.  The fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned.  The collateral is then "marked-to-market" daily until the securities are returned.

As of July 31, 2006, cash collateral was invested as follows:
Commercial Paper	$ 20,090
Corporate Obligations	16,322
Repurchase Agreements	19,724
Other Short-Term Securities	1,782
Total	$ 57,918

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
Russell 2000 Index Futures Contracts	16	$5,637	Sept-06	$226

Item 2 - Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 29, 2006

By:

/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: September 29, 2006